           Semi-Annual Report             TIFF
                                          Investment
       June 30, 2000 (unaudited)          Program      Investment management
                                                       for foundations

                                August 28, 2000

Dear TIP Member:

     We are pleased to present the TIFF funds Semi-Annual Report for June
2000.

     As you know, the TIFF funds comprise a family of multi-manager, commingled funds open exclusively to 501(c)(3) organizations. TIFF administers six Funds at present: Multi-Asset, International Equity, Emerging Markets, U.S. Equity, Bond, and Short-Term. All of the TIFF funds enable member foundations to delegate to TIFF responsibility for the time-intensive tasks of selecting money managers and other vendors. The Multi-Asset Fund goes beyond this by providing members with an opportunity to also delegate to TIFF responsibility for the all-important task of asset allocation.

     We are very gratified by the favorable reception that TIFF has received from the not-for-profit community. We are engaged in active discussions with numerous organizations throughout the United States that have expressed interest in learning more about TIFF and would welcome the opportunity to discuss this exciting initiative with other eligible investors.

     For further information about TIFF, please call us at 804-817-8200 or visit our Website at www.tiff.org.

                                      Sincerely,

                                      /s/ David A. Salem

                                      David A. Salem
                                      President

                                    Contents

TIFF Multi-Asset Fund
   Schedule of Investments.................................................    1

TIFF International Equity Fund
   Schedule of Investments.................................................    8

TIFF Emerging Markets Fund
   Schedule of Investments.................................................   13

TIFF US Equity Fund
   Schedule of Investments.................................................   18

TIFF Bond Fund
   Schedule of Investments.................................................   22

TIFF Short-Term Fund
   Schedule of Investments.................................................   27

Statement of Assets and Liabilities........................................   29

Statement of Operations....................................................   31

Statement of Changes in Net Assets.........................................   33

Financial Highlights.......................................................   36

Notes to Financial Statements..............................................   42


 TIFF Multi-Asset Fund / Schedule of Investments (unaudited)     June 30, 2000

  Number
 of Shares                                             Value +

           Common Stocks -- 46.5%

           US Common Stocks -- 23.1%

           Aerospace and Defense -- 0.4%
    2,100  Boeing Co.                                     $87,806
   17,800  Honeywell International, Inc.                  599,638
    3,300  Rockwell International Corp.                   103,950
    2,500  Textron, Inc.                                  135,781
                                                     ------------
                                                          927,175
                                                     ------------

           Airlines -- 0.1%
    2,600  Delta Airlines, Inc.                           131,463
                                                     ------------

           Apparel Retailers -- 0.2%
    9,600  Intimate Brands, Inc.                          189,600
   10,200  The Limited, Inc.                              220,575
                                                     ------------
                                                          410,175
                                                     ------------

           Automotive -- 0.1%
    2,300  Ford Motor Co.                                  98,900
    3,000  General Motors Corp.                           174,188
      301  Visteon Corp.*                                   3,651
                                                     ------------
                                                          276,739
                                                     ------------

           Banking -- 0.5%
    1,800  J.P. Morgan & Co., Inc.                        198,225
    3,600  National City Corp.                             61,425
    4,300  PNC Bank Corp.                                 201,563
   19,500  Wells Fargo Co.                                755,625
                                                     ------------
                                                        1,216,838
                                                     ------------

           Beverages, Food, and Tobacco -- 0.7%
    1,200  Anheuser-Busch Companies, Inc.                  89,625
   13,200  Archer-Daniels-Midland Co.                     129,525
   12,000  Philip Morris Companies, Inc.                  318,750
    3,000  Quaker Oats Co.                                225,375
    5,500  Sysco Corp.                                    231,688
    8,600  Wm. Wrigley Jr. Co.                            689,613
                                                     ------------
                                                        1,684,576
                                                     ------------

           Chemicals -- 0.3%
   20,800  Air Products & Chemicals, Inc.                 640,900
                                                     ------------

           Commercial Services -- 0.6%
    4,900  Cendant Corp.*                                  68,600
    3,900  Halliburton Co.                                184,031
   45,800  Quintiles Transnational Corp.*                 646,925
   37,900  Servicemaster Co.                              431,113
                                                     ------------
                                                        1,330,669
                                                     ------------

           Computer Software and Processing -- 1.5%
      800  Adobe Systems, Inc.                            104,000
    2,000  BMC Software, Inc.*                             72,969
    2,100  Computer Associates International, Inc.        107,494
    1,500  Computer Sciences Corp.*                       112,031
    4,100  Electronic Data Systems Corp.                  169,125
    2,500  First Data Corp.                               124,063
    3,400  Ims Health, Inc.                                61,200
   10,000  Microsoft Corp.*                               800,000
   23,100  Oracle Corp.*                                1,941,844
                                                     ------------
                                                        3,492,726
                                                     ------------

  Number
 of Shares                                           Value +

           Computers and Information -- 2.0%
   13,500  Cisco Systems, Inc.*                        $858,094
    5,500  Dell Computer Corp.*                         271,219
    3,200  EMC Corp.*                                   246,200
   12,100  Hewlett-Packard Co.                        1,510,988
   12,100  International Business Machines Corp.      1,325,706
    2,100  Lexmark International Group, Inc.*           141,225
    1,600  Seagate Technology, Inc.*                     88,000
    2,000  Sun Microsystems, Inc.*                      181,875
                                                   ------------
                                                      4,623,307
                                                   ------------

           Cosmetics and Personal Care -- 0.5%
   19,800  Colgate-Palmolive Co.                      1,185,525
                                                   ------------

           Diversified -- 0.7%
   31,800  Tyco International Ltd.                    1,506,525
                                                   ------------

           Electric Utilities -- 0.2%
    3,500  Entergy Corp.                                 95,156
    4,800  PG&E Corp.                                   118,200
    6,000  TXU Corp.                                    177,000
                                                   ------------
                                                        390,356
                                                   ------------

           Electrical Equipment -- 0.6%
    2,500  American Power Conversion Corp.*             102,031
    3,700  Emerson Electric Co.                         223,388
   17,700  Quanta Services, Inc.*                       973,500
    9,600  Ucar International, Inc.*                    125,400
                                                   ------------
                                                      1,424,319
                                                   ------------

           Electronics -- 1.4%
    1,300  Advanced Micro Devices*                      100,425
    3,432  Agilent Technologies, Inc.*                  253,110
      800  Altera Corp.*                                 81,550
    2,100  Analog Devices, Inc.*                        159,600
    1,900  Atmel Corp.*                                  70,063
   14,000  Intel Corp.                                1,871,625
    2,300  Micron Technology, Inc.*                     202,544
    2,300  National Semiconductor Corp.*                130,525
    2,800  Novellus Systems, Inc.*                      158,375
    3,150  Vishay Intertechnology, Inc.*                119,503
                                                   ------------
                                                      3,147,320
                                                   ------------

           Entertainment and Leisure -- 0.4%
   13,800  Eastman Kodak Co.                            821,100
    2,000  Walt Disney Co.                               77,625
                                                   ------------
                                                        898,725
                                                   ------------

           Financial Services -- 1.3%
   58,646  Allied Capital Corp.                         996,982
    3,300  AXA Financial, Inc.                          112,200
    1,800  Citigroup, Inc.                              108,450
   15,100  Federal National Mortgage Association        788,031
    2,200  Goldman Sachs Group, Inc.                    208,725
    2,500  Grant Prideco, Inc.*                          62,500
    2,500  Lehman Brothers Holdings, Inc.               236,406
    2,600  Merrill Lynch & Co.                          299,000
    3,300  Morgan Stanley Dean Witter & Co.             274,725
                                                   ------------
                                                      3,087,019
                                                   ------------

           Forest Products and Paper -- 0.2%
    4,800  Georgia-Pacific Group                        126,000
   14,200  Smurfit-Stone Container Corp.*               182,825
    4,100  Weyerhaeuser Co.                             176,300
                                                   ------------
                                                        485,125
                                                   ------------

 TIFF Multi-Asset Fund / Schedule of Investments (unaudited)     June 30, 2000

  Number
 of Shares                                                    Value +

           Healthcare Providers -- 0.2%
    7,200  HCA - The Healthcare Corp.                           $218,700
    6,900  Tenet Healthcare Corp.                                186,300
                                                            ------------
                                                                 405,000
                                                            ------------

           Heavy Machinery -- 0.3%
    3,100  Applied Materials, Inc.*                              280,938
    4,200  Dover Corp.                                           170,363
    4,000  Ingersoll-Rand Co.                                    161,000
   13,400  McDermott International, Inc.                         118,088
                                                            ------------
                                                                 730,389
                                                            ------------

           Insurance -- 1.3%
    1,100  Aetna, Inc.                                            70,606
    3,500  Allstate Corp.                                         77,875
   10,300  American International Group, Inc.                  1,210,250
       11  Berkshire Hathaway Inc.*                              589,600
    2,500  CIGNA Corp.                                           233,750
    3,900  Hartford Financial Services Group                     218,156
    3,500  Loews Corp.                                           210,000
    2,100  The St. Paul Cos., Inc.                                71,663
    2,900  United Health Group, Inc.                             248,675
                                                            ------------
                                                               2,930,575
                                                            ------------

           Media -- Broadcasting and Publishing -- 1.0%
    3,600  Gannett Co., Inc.                                     215,325
    4,100  McGraw-Hill Companies, Inc.                           221,400
    5,100  New York Times Co.                                    201,450
   24,140  Viacom, Inc., Class B*                              1,646,046
                                                            ------------
                                                               2,284,221
                                                            ------------

           Medical Supplies -- 0.7%
   15,700  Baxter International, Inc.                          1,103,906
    2,900  Johnson & Johnson                                     295,438
    1,900  Teradyne, Inc.*                                       139,650
                                                            ------------
                                                               1,538,994
                                                            ------------

           Metals and Mining -- 0.8%
    7,800  Alcoa, Inc.                                           226,200
   19,200  Cleveland-Cliffs, Inc.                                495,600
   57,500  Freeport-McMoRan Copper & Gold, Inc., Class A*        524,688
   16,300  Stillwater Mining Co.*                                454,363
    6,200  USX-US Steel Group Inc.                               115,088
                                                            ------------
                                                               1,815,939
                                                            ------------

           Oil and Gas -- 4.0%
    8,000  Baker Hughes, Inc.                                    256,000
    5,000  Chevron Corp.                                         424,063
   25,000  Cross Timbers Oil Co.                                 553,125
   24,200  Enron Corp.                                         1,560,900
   15,000  EOG Resources, Inc.                                   502,500
    9,700  Evergreen Resources, Inc.*                            287,363
   21,144  Exxon Capital Corp.                                 1,659,804
    3,000  Kerr-McGee Corp.                                      176,813
    4,500  Nabors Industries, Inc.*                              187,031
   10,100  Occidental Petroleum Corp.                            212,731
   11,600  Ocean Energy, Inc.*                                   164,575
    4,600  Phillips Petroleum Co.                                233,163
    7,600  Pride International, Inc.*                            188,100
   11,900  R&B Falcon Corp.*                                     280,394
    8,500  Rowan Companies, Inc.*                                258,188
   19,100  Schlumberger Ltd.                                   1,425,338

  Number
 of Shares                                             Value +

    5,000  Sunoco, Inc.                                  $147,188
    3,000  Transocean Sedco Forex Inc.                    160,313
   14,000  Union Pacific Resources Group                  308,000
    7,700  USX-Marathon Group                             192,981
    4,600  Weatherford International, Inc.*               183,138
                                                     ------------
                                                        9,361,708
                                                     ------------

           Pharmaceuticals -- 1.6%
    3,000  Amgen, Inc.*                                   210,750
   12,500  Bristol-Myers Squibb Co.                       728,125
      800  Forest Laboratories Inc.*                       80,800
    4,200  Merck & Co., Inc.                              321,825
   48,000  Pfizer, Inc.                                 2,304,000
                                                     ------------
                                                        3,645,500
                                                     ------------

           Retailers -- 0.1%
   16,900  Kmart Corp.*                                   115,131
    6,000  Sears, Roebuck and Co.                         195,750
                                                     ------------
                                                          310,881
                                                     ------------

           Telephone Systems -- 1.2%
    7,200  AT&T Corp.                                     228,207
    5,900  Bell Atlantic Corp.                            299,794
    8,000  BellSouth Corp.                                341,000
    2,400  SBC Communications, Inc.                       103,800
    1,400  Sprint Corp.                                    71,400
    9,700  US West, Inc.                                  831,775
   20,100  WorldCom, Inc.*                                922,088
                                                     ------------
                                                        2,798,064
                                                     ------------

           Transportation -- 0.2%
   30,400  Wisconsin Central Transportation Corp.*        395,200
                                                     ------------
           Total US Common Stocks
            (Cost $45,338,208)                         53,075,953
                                                     ------------

           Foreign Common Stocks -- 23.4%

           Brazil -- 0.1%
    6,624  Embratel Partipacoes - ADR                     156,492
                                                     ------------

           Canada -- 2.1%
    5,800  Alberta Energy Co. Ltd.                        234,087
   10,000  Alcan Aluminium Ltd.                           310,000
   12,000  Barrick Gold Corp.                             218,250
   14,500  Canadian Natural Resources Ltd.*               420,809
    9,800  Canadian Occidental Petroleum Ltd.             266,438
    8,400  Canadian Pacific Ltd.                          219,975
   49,300  Gulf Canada Resources Ltd.                     237,256
    8,900  Imperial Oil Ltd.                              216,938
   11,000  Imperial Oil Ltd. (foreign shares)             268,429
    9,001  Nortel Networks Corp.                          624,006
   11,800  Nortel Networks Corp. (foreign shares)         805,350
   15,771  Petro-Canada                                   294,362
    1,546  Renaissance Energy Ltd.                         14,973
   18,392  Suncor Energy, Inc.                            424,603
    9,100  Talisman Energy, Inc.*                         301,438
                                                     ------------
                                                        4,856,914
                                                     ------------

           France -- 2.5%
    5,407  Alcatel SA                                     355,748
    4,455  Aventis SA                                     326,178
    4,500  AXA                                            711,092
   11,400  BIC                                            560,082
    3,880  Carrefour Supermarche                          266,057

 TIFF Multi-Asset Fund / Schedule of Investments (unaudited)     June 30, 2000

  Number
 of Shares                                                         Value +

   22,060  Compagnie Generale d'Industrie et de Participations       $942,258
    9,341  Rhodia SA                                                  157,447
    6,020  Suez Lyonnaise Des Eaux-Dumex                            1,057,942
    3,119  Total Fina SA                                              479,723
    3,100  Total Fina SA - ADR                                        238,119
    3,905  Valeo                                                      209,430
    6,059  Vivendi                                                    536,460
                                                                 ------------
                                                                    5,840,536
                                                                 ------------

           Germany -- 0.8%
    1,015  Allianz AG                                                 369,385
    5,803  Aventis SA                                                 416,815
    8,408  Bayerische Motoren Werke AG                                254,857
    6,898  Dresdner Bank AG                                           284,728
    8,478  Metallgesellschaft AG                                      113,671
    1,640  Siemens AG                                                 248,159
      128  United Internet AG                                          15,814
    5,795  VEBA AG                                                    285,263
                                                                 ------------
                                                                    1,988,692
                                                                 ------------

           Greece -- 0.1%
    5,006  Hellenic Telecommunications Organization SA                123,058
                                                                 ------------

           Hong Kong -- 1.7%
   48,000  China Telecom*                                             423,365
  118,000  China Unicom Ltd.*                                         250,542
  141,900  Hutchison Whampoa Ltd.                                   1,784,058
   82,500  Johnson Electric Holdings                                  780,578
  116,000  Li & Fung Ltd.                                             580,394
                                                                 ------------
                                                                    3,818,937
                                                                 ------------

           Ireland -- 0.5%
   26,000  Smartforce plc - ADR*                                    1,248,000
                                                                 ------------

           Italy -- 1.2%
  115,836  Banca Nazionale Lavoro-O                                   406,026
   45,051  Eni SpA                                                    260,166
    4,222  Gucci Group Shares                                         400,035
   32,000  Luxottica Group SpA - ADR                                  390,000
   37,911  Mediaset SpA                                               582,370
   28,950  Telecom Italia Mobile SpA                                  297,494
   41,380  Unicredito Italiano SpA                                    199,337
                                                                 ------------
                                                                    2,535,428
                                                                 ------------

           Japan -- 3.8%
    9,000  Asatsu-DK, Inc.                                            369,723
   87,000  Fuji Bank Ltd.                                             662,216
   46,000  Fujitsu Ltd.                                             1,594,296
   10,000  Kao Corp.                                                  305,978
    1,000  Matsushita Communication Industrial Co. Ltd.               116,914
  105,000  Mitsubishi Corp.                                           950,940
    2,000  Murata Mfg. Co. Ltd.                                       287,468
       22  Nippon Telegraph and Telephone Corp.                       292,946
   10,000  Nomura Securities Co. Ltd.                                 245,066
       27  NTT Mobile Communications Network, Inc.                    731,797
    7,000  Pioneer Electric Corp.                                     273,019
    1,700  Rohm Co.                                                   497,686
   62,000  Sakura Bank Ltd.                                           429,181
      300  SoftBank Corp.                                              40,797
    9,800  Sony Corp. - ADR                                           924,263

  Number
 of Shares                                               Value +

    3,000  Taisho Pharmaceutical Co. Ltd.                  $107,659
    9,000  Takeda Chem Industries Ltd.                      591,557
    1,300  Takefuji Corp.                                   157,267
    6,000  Yamanouchi Pharmaceutical                        328,076
                                                       ------------
                                                          8,906,849
                                                       ------------

           Mexico -- 0.9%
   10,000  Grupo Televisa SA - GDR*                         689,375
   15,046  Telefonos de Mexico, Class L - ADR               859,503
   22,900  Wal-Mart de Mexico - ADR*                        537,417
                                                       ------------
                                                          2,086,295
                                                       ------------

           Netherlands -- 2.4%
   30,000  Getronics NV                                     464,006
    3,412  ING Groep NV                                     231,351
    5,600  Koninklijke (Royal) Philips Electonics NV        264,938
   12,869  Koninklijke Ahold NV                             379,969
   20,968  KPN NV                                           940,797
    2,155  KPNQwest NV*                                      85,030
   22,400  Royal Dutch Petroleum Co., NY Shares           1,379,000
    1,200  STMicroelectronics NV                             77,025
    1,600  Unilever NV                                       68,800
    7,488  Unilever NV - CVA                                344,579
   11,316  VNU NV                                           586,300
   28,146  Wolters Kluwer CVA                               752,056
                                                       ------------
                                                          5,573,851
                                                       ------------

           Norway -- 0.1%
    7,900  Norsk Hydro AS - ADR                             332,294
                                                       ------------

           Peru -- 0.1%
   10,400  Compania de Minas Buenaventura SA - ADR          180,050
                                                       ------------

           Singapore -- 0.1%
   22,000  DBS Group Holdings Ltd.                          282,639
                                                       ------------

           South Africa -- 0.2%
   33,160  Billiton plc                                     135,112
   17,300  De Beers Consolidated Mines Ltd. - ADR           420,606
                                                       ------------
                                                            555,718
                                                       ------------

           South Korea -- 0.1%
    2,300  Korea Telecom Corp. - ADR                        111,263
      427  Samsung Electronics - GDR (144A)*++               83,906
    3,347  SK Telecom Co. Ltd. - ADR                        121,538
                                                       ------------
                                                            316,707
                                                       ------------

           Spain -- 0.3%
   12,400  Repsol SA - ADR                                  245,675
   16,824  Telefonica de Espana SA*                         362,528
                                                       ------------
                                                            608,203
                                                       ------------

           Sweden -- 1.2%
   52,000  Ericsson LM - ADR                              1,040,000
   89,400  Investor AB, Class B*                          1,228,638
    8,057  Skandinaviska Enskilda Banken, Class A            96,026
   28,408  Telefonaktiebolaget Ericsson LM, Class B         565,374
                                                       ------------
                                                          2,930,038
                                                       ------------

           Switzerland -- 1.0%
    8,468  ABB Namen AG                                   1,016,025
      686  Clariant AG - Reg                                255,464
    8,400  Nestle SA - ADR                                  843,321
      216  Novartis AG                                      342,988
                                                       ------------
                                                          2,457,798
                                                       ------------

 TIFF Multi-Asset Fund / Schedule of Investments (unaudited)     June 30, 2000

 Number
of Shares                                        Value +

           Taiwan -- 0.4%
 183,335   Taiwan Semiconductor*                   $873,309
                                               ------------

           United Kingdom -- 3.8%
   8,047   Astrazeneca plc                          374,474
  85,797   British Aerospace plc                    535,422
  18,830   Cable & Wireless                         312,444
  44,817   Diageo plc                               399,244
   2,108   Energis                                   78,228
  15,124   Glaxo Wellcome plc                       440,756
  19,400   Pearson plc                              608,049
  18,691   Railtrack Group plc                      283,565
  58,744   Reed International plc                   502,734
 381,000   Rentokil Initial plc                     867,671
  66,700   Rio Tinto plc                          1,101,232
   4,900   Shell Transport & Trading Co. - ADR      244,694
  35,000   Standard Chartered plc                   436,309
  30,174   Telewest Communications plc*             105,472
  98,500   Unilever plc                             595,547
 205,716   Vodafone AirTouch plc                    823,429
  83,600   WPP Group plc                          1,214,491
                                               ------------
                                                  8,923,761
                                               ------------
           Total Foreign Common Stocks
            (Cost $48,327,480)                   54,595,569
                                               ------------
           Total Common Stocks
            (Cost $93,665,688)                  107,671,522
                                               ------------

 Principal                                          Interest Maturity
  Amount                                              Rate     Date    Value +
           Asset-Backed Securities -- 4.4%
 $232,265  AFC Home Equity Loan Trust, Ser. 1999-
            1, Class 2A1                             6.990%  02/24/29  $232,729
  270,000  Americredit Auto Receivables Trust,
            Ser. 2000-B, Class A4                    6.936%             268,682
  400,000  Chase Credit Card Master Trust (FRN),
            Ser. 1998-6, Class A                     6.911%  09/15/04   401,428
  345,000  Chase Credit Card Master Trust (FRN),
            Ser. 2000-2, Class B                     6.420%  07/15/05   345,749
  260,000  Chase Funding Mortage Loan Asset-
            Backed (FRN), Ser. 2000-2, Class IIA1    6.932%  05/25/30   259,817
  350,000  Citibank Credit Card Master Trust I
            (FRN), Ser. 1999-3, Class A              6.220%  03/15/04   349,300
  450,000  Contimortage Home Equity Loan Trust,
            Ser. 1997-5, Class A6                    6.870%  03/15/24   430,713
  260,807  Countrywide Home Equity Loan Trust
            (FRN), Ser. 1998-A, Class A              6.713%  03/15/24   260,598
  379,615  Countrywide Home Equity Loan Trust
            (FRN), Ser. 2000-A, Class A2             6.931%  05/15/26   379,182
  295,000  Countrywide Home Equity Loan Trust,
            Ser. 2000-B, Class A2                    0.000%  08/15/26   294,236

 Principal                                         Interest Maturity
  Amount                                             Rate     Date    Value +
 $400,000  Daimler Chrysler Auto Trust, Ser.
            2000-A, Class A3                        7.090%  12/06/03   $400,068
  389,427  Discover Card Master Trust, Ser.
            1997-2, Class A                         6.792%  04/16/10    381,230
  470,000  Discover Card Master Trust, Ser.
            1997-4, Class A                         6.200%  04/16/03    470,132
  249,428  EQCC Home Equity Loan Trust, Ser.
            1998-4, Class A1F                       6.570%  01/15/29    251,576
  250,000  First Chicago Master Trust II (FRN),
            Ser. 1998-V, Class A                    6.410%  10/15/03    250,425
   60,000  First Chicago Master Trust II, Ser.
            1999-W, Class A                         6.633%  03/15/04     60,054
   70,000  First Union Master Credit Card Trust,
            Ser. 1996-1, Class A                    6.055%  09/15/03     70,060
  300,000  Fleet Credit Card Master Trust II
            (FRN), Ser. 2000-A, Class A             6.781%  07/15/05    300,390
  540,000  Ford Credit Auto Owner Trust, Ser.
            2000-A, Class A4                        7.090%  11/17/03    539,342
  400,000  Household Automotive Trust, Ser.
            2000-2, Class A3                        7.340%  11/17/04    401,469
  394,691  LB Commercial Conduit Mortgage Trust,
            Ser. 1998-C4, Class A1A                 5.870%  08/15/06    375,706
  150,000  MBNA Master Credit Card Trust, Ser.
            2000-B, Class A                         6.245%  07/15/05    150,138
  345,534  Merrill Lynch Home Equity
            Loan (FRN), Ser. 1997-1, Class A        5.994%  09/25/27    344,052
  350,000  Olympic Auto Receivable Trust, Ser.
            1996-D, Class A5                        6.250%  02/15/05    347,025
  395,000  Olympic Auto Receivable Trust, Ser.
            1997-A, Class A5                        6.800%  02/15/05    393,238
   85,000  Pemex Finance Ltd., Ser. 2000-1,
            Class A1                                9.030%  02/15/11     87,701
  470,000  Providian Master Trust (FRN), Ser.
            1997-3, Class A                         5.995%  12/15/05    470,306
  470,000  Residential Funding Mortgage
            Securities I, Ser. 1997-S14, Class
            A6                                      7.250%  10/25/27    455,891
  580,000  UCFC Home Equity Loan, Ser. 1997-C,
            Class A7                                6.845%  01/15/29    563,006
  215,000  Union Acceptance Corp., Ser. 1999-D,
            Class A2                                6.450%  01/08/03    214,544
  319,293  Washington Mutual (FRN), Ser. 2000-1,
            Class A1                                6.435%  07/25/24    318,657
  160,000  WFS Financial Owner Trust, Ser. 1999-
            C, Class A2                             6.920%  01/20/04    159,520
                                                                     ----------
           Total Asset-Backed Securities
            (Cost $10,223,684)                                       10,226,964
                                                                     ----------

 TIFF Multi-Asset Fund / Schedule of Investments (unaudited)     June 30, 2000

 Principal                                        Interest Maturity
   Amount                                           Rate     Date     Value +
            US Treasury Obligations -- 9.2%
   $165,000 US Treasury Bond                       6.125%  08/15/29   $166,733
  1,885,000 US Treasury Bond                       6.625%  02/15/27  1,998,690
  1,290,000 US Treasury Bond                       8.875%  02/15/19  1,656,844
 12,004,850 US Treasury Inflationary Index Note    3.875%  01/15/09 11,828,535
  1,080,000 US Treasury Note                       5.625%  05/15/08  1,041,525
  1,105,000 US Treasury Note                       5.750%  08/15/03  1,086,008
  1,975,000 US Treasury Note                       6.500%  02/15/10  2,042,274
    105,000 US Treasury Note                       6.750%  05/15/05    107,461
  1,350,000 US Treasury Note                       7.000%  07/15/06  1,398,516
                                                                    ----------
            Total US Treasury Obligations
             (Cost $20,989,830)                                     21,326,586
                                                                    ----------

            US Government Agency Obligations -- Mortgage-Backed -- 4.5%
    370,000 FHLMC                                  3.000%  07/15/21    313,201
    417,906 FHLMC                                  6.500%  07/01/13    403,464
    240,000 FHLMC                                  7.000%  02/15/20    238,380
    350,000 FHLMC                                  7.500%  04/17/24    346,607
    511,493 FNMA                                   6.500%  09/01/24    485,998
    180,000 FNMA                                   6.550%  10/25/20    175,228
    210,000 FNMA                                   7.000%  06/25/21    208,389
    385,000 FNMA                                   7.500%  07/18/25    383,296
     71,712 FNMA                                   9.500%  05/01/18     74,807
    550,000 FNMA (TBA)                             6.000%  07/19/14    520,094
    210,000 FNMA (TBA)                             6.000%  07/01/29    192,019
    605,000 FNMA (TBA)                             6.500%  07/19/14    583,069
    485,000 FNMA (TBA)                             6.500%  07/20/15    467,722
  3,030,000 FNMA (TBA)                             7.000%  07/01/30  2,923,005
    880,000 FNMA (TBA)                             7.500%  07/01/30    866,800
    400,000 FNMA (TBA)                             8.000%  07/01/30    401,500
    279,551 GNMA                                   7.500%  04/15/29    277,761
     99,756 GNMA                                   9.000%  02/15/30    103,013
    665,000 GNMA (TBA)                             7.000%  12/29/49    646,297
    360,000 GNMA (TBA)                             7.500%  07/22/29    357,300
    284,078 GSMSC 2000-1 A                         5.232%  03/15/23    284,276
                                                                    ----------
            Total US Government Agency
             Obligations - Mortgage-Backed
             (Cost $10,266,362)                                     10,252,226
                                                                    ----------

                                                   Issue
                                                    Rate
            Corporate Obligations -- 4.2%
            Aerospace and Defense -- 0.1%
    235,000 Raytheon Co.                           7.900%  03/01/03    236,118
                                                                    ----------

            Airlines -- 0.1%
     93,181 American Airlines, Ser. 1991-A,
             Class A-1                             9.710%  01/02/07     95,123
    105,000 United Airlines, Inc.                  9.560%  10/19/18    105,884
                                                                    ----------
                                                                       201,007
                                                                    ----------

            Automotive -- 0.2%
    430,000 Daimler Chrysler NA Holdings           6.630%  09/21/01    426,182
                                                                    ----------

 Principal                                            Issue  Maturity
  Amount                                              Rate     Date    Value +
           Banking -- 0.9%
 $135,000  African Development Bank                   8.800% 09/01/19  $151,243
  480,000  Bank of America Corp.                      6.068% 09/11/01   479,110
   95,000  Bank of America Corp.                      7.875% 08/01/07    96,151
  345,000  Chase Manhattan Corp.                      6.123% 01/03/02   345,040
  270,000  Continental Bank NA                       12.500% 04/01/01   279,952
  155,000  Edison Mission                             7.330% 09/15/08   150,696
  375,000  Fleet National Bank                        6.395% 07/31/01   374,822
  150,000  FNB Chicago                                8.080% 01/05/18   153,467
                                                                      ---------
                                                                      2,030,481
                                                                      ---------

           Chemicals -- 0.1%
  210,000  Lilly Del Mar, Inc.                        7.717% 08/01/29   208,957
                                                                      ---------

           Commercial Services -- 0.1%
  115,000  ERAC USA Finance Co.                       8.250% 05/01/05   115,767
  125,000  Tosco Trust 2000-E (144A)++                8.580% 03/01/10   125,283
                                                                      ---------
                                                                        241,050
                                                                      ---------

           Communications -- 0.4%
  910,927  Jasmine Submarine Telecommunications
            (144A)++                                  8.483% 05/30/11   834,973
                                                                      ---------

           Computers and Information -- 0.0%
  100,000  Unova, Inc.                                6.875% 03/15/05    88,399
                                                                      ---------

           Diversified -- 0.0%
  120,000  Edperbrascan Corp.                         7.125% 12/16/03   113,901
                                                                      ---------

           Education -- 0.0%
  105,000  Eaton Corp.                                6.950% 11/15/04   102,003
                                                                      ---------

           Electric Utilities -- 0.2%
  155,000  Great Lakes Power, Inc.                    8.300% 03/01/05   153,103
   54,964  RGS (AEGCO) Funding Co.                    9.810% 12/07/21    61,172
  175,000  Sithe/Independence Funding                 9.000% 12/30/13   180,786
                                                                      ---------
                                                                        395,061
                                                                      ---------

           Financial Services -- 1.0%
  265,000  Aristar, Inc.                              7.750% 06/15/01   266,040
  350,000  General Motors Acceptance Corp.            6.595% 07/30/01   350,280
  348,000  Husky Terra Nova Finance Ltd.              8.450% 02/01/12   344,868
  345,000  Kern River Funding Corp. (144A)++          6.720% 09/30/01   342,357
  170,000  Land 'O Lakes Capital Trust                7.450% 03/15/28   128,322
  395,000  Natexis Ambs Co., L.L.C.                   8.440% 12/29/49   370,314
  170,000  Ras Laffan-Lincs, Ser. 1997-11 (144A)++    7.850% 03/18/14   170,027
  315,000  Telecom New Zealand Finance                6.250% 02/10/03   306,994
  115,000  Transamerica Finance Corp.                 6.125% 11/01/01   113,144
                                                                      ---------
                                                                      2,392,346
                                                                      ---------

           Heavy Machinery -- 0.1%
  305,000  Cummins Engine Co., Inc.                   5.650% 03/01/66   187,247
                                                                      ---------

           Industrial -- 0.1%
  235,000  Yosemite Security Trust I                  8.250% 11/15/04   233,922
                                                                      ---------

 TIFF Multi-Asset Fund / Schedule of Investments (unaudited)     June 30, 2000

 Principal                                      Interest Maturity
  Amount                                          Rate     Date    Value +
           Insurance -- 0.3%
 $160,000  Anthem Insurance                      9.000%  04/01/27  $129,152
  170,000  Anthem Insurance (144A)++             9.125%  04/01/10   157,328
  275,000  Florida Windstorm Underwriting        6.500%  08/25/02   269,906
   85,000  Liberty Mutual Insurance              7.875%  10/15/26    71,385
  120,000  URC Holdings Corp. (144A)++           7.875%  06/30/06   121,503
                                                                  ---------
                                                                    749,274
                                                                  ---------

           Oil and Gas -- 0.3%
  200,000  Oneok, Inc.                           7.750%  05/31/05   200,476
  165,000  Petroleum Geo-Services ASA            6.250%  11/19/03   156,055
  270,000  Petroleum Geo-Services ASA            7.125%  03/30/28   226,944
  130,000  PG&E Gas Transmission                 7.100%  06/01/05   129,444
                                                                  ---------
                                                                    712,919
                                                                  ---------

           Telephone Systems -- 0.1%
  205,000  Qwest Communications International    0.000%  10/15/07   172,202
                                                                  ---------

           Transportation -- 0.2%
  520,000  Windsor Petroleum Transportation
            (144A)++                             7.840%  01/15/21   436,800
                                                                  ---------
           Total Corporate Obligations
            (Cost $9,831,082)                                     9,762,842
                                                                  ---------

           Foreign Obligations -- 0.2%
   95,000  New Brunswick (Province)              9.750%  05/15/20   116,019
  120,000  Province of Ontario                   7.750%  06/04/02   121,234
  190,000  State of Qatar                        9.750%  06/15/30   185,866
                                                                  ---------
           Total Foreign Obligations
            (Cost $422,221)                                         423,119
                                                                  ---------

  Number
 of Shares

           Commingled Investment Vehicles -- 0.4%
  70,700   Atlantis Japan Growth Fund*                844,865
     580   Shohkoh Fund                               130,909
                                                   ----------
           Total Commingled Investment Vehicles
            (Cost $635,710)                           975,774
                                                   ----------

           Limited Partnerships -- 21.5%
           Daystar Partners L.P. (a)(b)             4,763,757
           Farallon Capital Institutional
            Partners, LP (a)(b)                    12,472,484
           Lone Redwood L.P. (a)(b)                 7,335,854
           The Value Realization Fund, LP (a)(b)   25,236,211
                                                   ----------
           Total Limited Partnerships
            (Cost $37,577,931)                     49,808,306
                                                   ----------

  Number
 of Shares                                                Value +

           Preferred Stocks -- 0.7%
           Computer Software and Processing -- 0.2%
   2,475   SAP AG                                           $459,129
                                                        ------------

           Financial Services -- 0.3%
     335   Centaur Funding Corp. (144A)*++                   333,536
     410   Pinto Totta International Finance (144A)++        377,969
                                                        ------------
                                                             711,505
                                                        ------------

           Real Estate -- 0.1%
   4,895   Duke Realty Investments                           195,953
                                                        ------------
           Retailers -- 0.1%
   3,600   SPG Properties, Inc.                              137,700
                                                        ------------
           Total Preferred Stocks
            (Cost $1,615,588)                              1,504,287
                                                        ------------
                                            Expiration
                                                 Date
           Warrants -- 0.0%
  80,362   Queenstake Resources Ltd.
            (Cost $0) (a)09/11/00                                  0
                                                        ------------

  Principal                         Interest Maturity
   Amount                             Rate     Date
             Short-Term Investments -- 8.9%
             Repurchase Agreement -- 8.2%
 $18,910,720 Investors Bank & Trust Company --
               Repurchase Agreement issued 6/30/00
              (proceeds at maturity $18,920,222)
              (Collateralized by $15,810,356 FNMA
              ARM, 7.619%, due 9/1/27, with a
              market value of $16,307,553;
              $3,340,076 SBA, 8.875%, due 10/25/21
              with a market value of $3,548,703)
             (Cost $18,910,720)      6.030%  07/03/00 $ 18,910,719
                                                      ------------

             US Treasury Security -- 0.7%#
   1,725,000 US Treasury Bill
              (Cost $1,702,133)+     5.612%  09/21/00    1,703,265
                                                      ------------
             Total Short-Term Investments
              (Cost $20,612,853)                        20,613,984
                                                      ------------

             Total Investments -- 100.5%
              (Cost $205,840,949)                      232,565,610
             Liabilities in Excess of Other
              Assets -- (0.5%)                          (1,095,950)
                                                      ------------
             Net Assets -- 100.0%                     $231,469,660
                                                      ============

 TIFF Multi-Asset Fund / Schedule of Investments (unaudited)     June 30, 2000


Summary of Industry Classifications (as a % of total market value):

Basic Industries                   0.9%
Consumer Cyclical                 10.6
Consumer Non-Cyclical              4.3
Diversified Investment Vehicles    0.4
Energy                             6.7
Financial Services                12.0
Industrial                         5.8
Limited Partnerships              21.4
Metals and Mining                  2.2
Miscellaneous                      0.2
Repurchase Agreements              8.1
Technology                         8.1
Transportation                     0.6
US Government Obligations          4.4
US Treasury Obligations            9.9
Utilities                          4.4
                                 -----
Total                            100.0%
                                 =====

     * Non-Income Producing Security
     + Security or a portion thereof is
       held with a broker as initial margin
       for financial futures contracts. See
       Appendix C of Notes to Financial
       Statements.
     + See Note 2 to the Financial
       Statements.
    ++ Security exempt from registration
       under Rule 144A of the Securities
       Act of 1933. Security may be resold
       in transactions exempt from
       registration, normally to qualified
       buyers. At June 30, 2000, the
       aggregate market value of these
       securities was $2,983,682 or 1.29%
       of net assets.
     # Interest Rate represents the yield
       to maturity at the time of purchase.
   (a) Security is valued in good faith
       under procedures established by the
       board of directors.
   (b) Restricted Security
   ADR American Depositary Receipt
   ARM Adjustable Rate Mortgage
 FHLMC Federal Home Loan Mortgage
       Corporation
  FNMA Federal National Mortgage
       Association
   FRN Floating Rate Note
   GDR Global Depositary Receipt
  GNMA Government National Mortgage
       Association
   SBA Small Business Administration
   TBA To be announced

    See accompanying Notes to Financial Statements.

 TIFF International Equity Fund / Schedule of Investments (unaudited)
                                                                 June 30, 2000

  Number
 of Shares                                                  Value +

           Common Stocks -- 85.7%

           Australia -- 3.3%
  180,900  Amcor Ltd.                                         $632,080
   78,466  Australia and New Zealand Banking Group Ltd.        601,577
   43,000  Caltex Australian Ltd.                               73,824
  442,191  CSR Ltd.                                          1,227,367
  470,956  Foster's Brewing Group Ltd.                       1,324,112
   51,025  Goldfields Ltd.                                      41,878
   80,895  Iluka Resources Ltd.                                231,359
   84,991  National Australia Bank Ltd.                      1,418,379
  238,691  Normandy Mining Ltd.                                128,506
   90,300  Orica Ltd.                                          409,344
   60,300  Paperlinx Ltd.*                                     114,347
  163,000  Santos Ltd.                                         496,309
  132,000  WMC Ltd.                                            590,674
                                                          ------------
                                                             7,289,756
                                                          ------------

           Belgium -- 0.3%
    2,294  Electrabel SA                                       568,794
                                                          ------------

           Brazil -- 0.4%
   19,732  Embratel Partipacoes - ADR                          463,037
    3,708  Telecomunicacoes Brasileiras SA - ADR               360,140
    2,184  Telesp Celular Participacoes SA - ADR                98,007
                                                          ------------
                                                               921,184
                                                          ------------

           Canada -- 2.6%
   24,000  Abitibi-Consolidated, Inc.                          222,762
    8,000  Air Canada, Class A (Non-Voting)*                    95,045
   22,448  Air Canada, Inc.*                                   295,488
    5,900  Alcan Aluminium Ltd.                                183,205
       21  BCE, Inc.                                               498
   10,234  Canadian Pacific Ltd.                               265,280
   14,108  Hudson's Bay Co.                                    149,518
   65,172  Imperial Oil Ltd.                                 1,588,567
    7,800  Inco Ltd.*                                          119,522
   10,282  National Bank of Canada                             153,387
       32  Nortel Networks Corp.                                 2,218
   22,300  Nortel Networks Corp. (foreign shares)            1,521,975
   37,900  Rogers Communications, Inc., Class B*             1,073,245
   24,500  Stelco, Inc., Class A                               112,461
                                                          ------------
                                                             5,783,171
                                                          ------------

           China -- 0.0%
  300,000  China Southern Airlines Co. Ltd.*                    71,587
                                                          ------------

           Denmark -- 0.8%
    4,300  Bang & Olufsen Holding AS, Ser. B                   146,793
    3,600  Coloplast AS, Class B                               168,637
   14,000  ISS AS*                                           1,069,059
    6,500  Tele Danmark                                        438,789
                                                          ------------
                                                             1,823,278
                                                          ------------

           Finland -- 0.9%
    5,100  Konecranes International                            170,949
   28,000  Metsa-Serla OY, Class B                             207,821
   15,800  Outokumpo OY                                        151,317
    8,800  Sampo Insurance Co., Ltd., Class A                  358,180
   55,294  Stora Enso OY                                       507,660
   15,000  UPM-Kymmeme OY                                      373,503
   24,000  Valmet Corp. OY, Class A                            289,608
                                                          ------------
                                                             2,059,038
                                                          ------------

  Number
 of Shares                                                         Value +


           France -- 9.0%
    9,350  Air Liquide                                             $1,223,184
   55,132  Alcatel SA                                               3,627,354
    8,108  Aventis SA                                                 593,637
    7,227  AXA                                                      1,142,014
    4,654  Banque Nationale de Paris                                  449,279
   15,500  BIC                                                        761,515
   12,496  Carrefour Supermarche                                      856,867
    2,016  Clarins SA                                                 208,325
    7,811  Compagnie de Saint-Gobain                                1,059,252
   36,570  Compagnie Generale d'Industrie et de Participations      1,562,030
   11,573  Pechiney SA, A Shares                                      484,347
    5,392  Renault SA                                                 241,157
    7,000  Scor SA                                                    305,765
   16,460  Societe Generale, Class A                                  993,116
   11,552  STMicroelectronics NV*                                     848,025
   11,410  Suez Lyonnaise Des Eaux-Dumex                            2,005,170
    9,200  Thomson CSF                                                363,535
   14,630  Total Fina SA                                            2,250,191
   36,900  Usinor SA                                                  451,634
    2,345  Vivendi                                                    207,625
                                                                 ------------
                                                                   19,634,022
                                                                 ------------

           Germany -- 4.7%
   10,900  Adidas-Salomon AG                                          603,370
    7,120  Allianz AG                                               2,591,153
    6,707  Aventis SA                                                 481,747
   26,800  Bayer AG                                                 1,047,187
    7,000  Bayerische Motoren Werke AG                                212,178
   15,600  Buderus AG                                                 246,661
   14,000  Deutsche Bank AG                                         1,148,378
   18,780  Fresenius Medical Care - ADR                               491,801
   22,900  HypoVereinsbank                                          1,493,524
   23,660  RWE AG                                                     797,603
    5,430  Siemens AG                                                 821,649
    6,300  VEBA AG                                                    310,122
                                                                 ------------
                                                                   10,245,373
                                                                 ------------

           Hong Kong -- 4.0%
  149,000  Cafe de Coral Holdings                                      53,524
  113,000  Cathay Pacific Airways Ltd.                                209,482
  906,000  Guangshen Railway Co. Ltd.                                  91,824
   28,000  Hang Seng Bank Ltd.                                        265,822
  180,922  Hong Kong & China Gas Co. Ltd.                             203,095
   68,000  Hong Kong Aircraft Engineering Co. Ltd.                    130,858
  319,120  Hong Kong Electric Holdings Ltd.                         1,027,610
  144,100  Hutchison Whampoa Ltd.                                   1,811,718
  151,915  Hysan Development Co. Ltd.                                 159,814
  226,391  Jardine Matheson Holdings Ltd.                             990,393
  123,812  Jardine Strategic Holdings Ltd.                            370,198
   79,000  Johnson Electric Holdings                                  747,463
  326,000  Li & Fung Ltd.                                           1,631,108
  118,881  Mandarin Oriental International Ltd.                        79,056
   83,000  Television Broadcasts Ltd.                                 553,710
  264,571  Wharf Holdings Ltd.                                        473,497
                                                                 ------------
                                                                    8,799,172
                                                                 ------------

           India -- 0.0%
    7,200  Shiriram Industries - GDR                                    2,880
                                                                 ------------

 TIFF International Equity Fund / Schedule of Investments (unaudited)
                                                                 June 30, 2000

  Number
 of Shares                                               Value +

           Indonesia -- 0.2%
   190,000 PT Astra International, Inc.*                    $59,783
   929,000 PT Bank Pan Indonesia*                            39,860
 1,800,000 PT Bank Universal, Class B*                       20,595
   343,000 PT Citra Marga Nusaphala Persada                  19,622
    37,000 PT Gudang Garam                                   59,903
 1,508,800 PT Lippo Bank*                                    21,579
   436,000 PT Matahari Putra Prima*                          37,414
   250,000 PT Mulia Industrindo*                             11,442
    65,000 PT Semen Gresik                                   59,125
                                                       ------------
                                                            329,323
                                                       ------------

           Ireland -- 1.3%
    14,500 Elan Corp. plc - ADR*                            702,344
    81,000 Fyffes plc                                        83,780
    70,000 Independent Newspapers plc                       254,748
    33,500 Smartforce plc - ADR*                          1,608,000
   158,000 Waterford Wedgewood Units                        172,501
                                                       ------------
                                                          2,821,373
                                                       ------------

           Italy -- 2.5%
    21,829 Assicurazione Generali                           751,557
    29,000 Banco Popolare di Milano                         206,633
   286,819 Eni SpA                                        1,656,358
     9,600 Industrie Natuzzi SpA - ADR                      114,000
   101,400 Luxottica Group SpA - ADR                      1,235,813
    75,000 Saipem SpA                                       446,049
    43,612 San Paolo - IMI SpA                              775,616
    56,000 Unicredito Italiano SpA                          269,765
                                                       ------------
                                                          5,455,791
                                                       ------------

           Japan -- 16.3%
    10,000 Aisin Seiki Co., Ltd.                            136,179
     8,000 Alpine Electronics                               122,013
    25,000 Alps Electronics Co., Ltd.                       465,105
    38,000 Asatsu-DK, Inc.                                1,561,054
    55,000 Calsonic Corp.                                   141,279
     6,800 Canon Chemicals, Inc.                             79,630
    70,000 Canon, Inc.                                    3,490,437
   114,000 Chiyoda Fire & Marine Insurance Co.              387,572
    50,000 Citizen Watch Co.                                483,521
    22,000 Dai Nippon Printing Co. Ltd.                     388,309
    27,000 Dai-Dan Co. Ltd.                                 128,766
    15,000 Dai-Ichi Kangyo Bank Ltd.                        114,033
    24,000 Daiichi Pharmaceutical Co. Ltd.                  609,689
    14,000 Ebara Corp.                                      189,990
    49,000 Eisai Co. Ltd.                                 1,573,331
   109,000 Fuji Bank Ltd.                                   829,672
   128,000 Fuji Electric Co. Ltd.*                          560,884
    16,000 Fuji Oil                                         142,790
    70,000 Fujitsu Ltd.                                   2,426,103
     7,500 Hirose Electronics Co. Ltd.                    1,169,374
    18,000 Hitachi Electronics Engineering*                 164,888
   156,000 Hitachi Ltd.                                   2,254,037
    16,000 Hitachi Medical Corp.                            194,919
    12,000 Intec, Inc.                                      260,648
     4,000 ISB Corp.                                         81,216
   176,000 Ishikawajima-Harima Heavy Industries*            319,124
   154,000 Itochu Corp.*                                    778,072
       300 Ito-Yokado Co. Ltd.                               18,075
    13,000 Japan Aviation Electronics Industry Ltd.*         89,007
    26,000 Japan Radio Co. Ltd.                             243,819
    13,000 Jeol Ltd.                                         66,541

  Number
 of Shares                                                         Value +

   31,000  Kansai Paint Co. Ltd.                                      $95,146
    9,000  Kokuyo Co. Ltd.                                            147,804
   16,000  Lintec                                                     166,966
   42,000  Lion Corp.                                                 174,124
   48,000  Matsushita Electric Industries Co.                       1,246,577
   32,000  Matsushita Electric Works Ltd.                             397,091
   93,000  Mitsubishi Corp.                                           842,261
   13,000  New Japan Radio Co. Ltd.                                   127,680
    4,000  Nippon Broadcasting System, Inc.                           246,671
   96,000  Nippon Mitsubishi Oil Corp.                                440,608
       74  Nippon Telegraph and Telephone Corp.                       985,362
   38,000  Nisshinbo Industries Inc.                                  200,963
   32,000  Noritake Co. Ltd.                                          178,600
       65  NTT Mobile Communications Network, Inc.                  1,761,733
    9,000  Ono Pharmaceutical Co. Ltd.                                386,722
   20,000  Ricoh Co. Ltd.                                             424,025
    3,000  Roland Corp.                                                60,062
    8,000  Ryosan Co.                                                 181,320
   30,000  Sankyo Seiko                                                94,343
   26,000  Sanwa Bank Ltd.                                            207,725
   80,000  Sekisui Chemical                                           308,244
   22,000  Shimadzu Corp.                                             122,372
   26,000  Shiseido Co. Ltd.                                          402,682
   16,000  Sony Corp. - ADR                                         1,509,000
   10,000  Stanley Electric Co. Ltd.                                  108,414
   30,000  Sumitomo Corp.                                             337,992
   24,000  Sumitomo Electric Industries                               412,050
   26,000  Sumitomo Forestry Co. Ltd.                                 173,104
   14,000  Sumitomo Trust & Banking Co. Ltd.                           99,821
   14,000  Sumitomo Wiring Systems Ltd.                               111,059
    6,000  Tabai Espec Corp.                                           51,733
    6,000  Takeda Chem Industries Ltd.                                394,372
   11,000  Tokyo Broadcasting System                                  475,777
  240,000  Tokyo Gas Co.                                              675,418
   48,000  Toppan Printing Co.                                        508,603
   66,000  Toyo Ink Mfg. Co. Ltd.                                     148,966
   17,000  Toyo Seikan                                                317,877
   12,000  Tsuzuki Denki Co. Ltd.*                                     69,695
      225  West Japan Railway Co.                                     913,684
   25,000  Yamaha Motor Co. Ltd.                                      229,011
   12,000  Yamatake Corp.                                             144,943
   92,000  Yokohama Bank Ltd.                                         412,692
                                                                 ------------
                                                                   35,763,369
                                                                 ------------

           Malaysia -- 0.9%
   45,000  Carlsberg Brewery Malaysia Berhad                          151,583
   24,000  Genting Berhad                                              88,423
  197,000  Kumpulan Guthrie Berhad                                    155,012
   27,000  Malayan Banking Berhad                                     109,424
  108,000  Malaysian Airlines System Berhad                            90,950
   97,000  Perlis Plantations Berhad                                  112,829
   72,000  Resorts World Berhad                                       197,058
   35,000  Rothmans of Pall Mall Berhad                               285,534
  425,800  Sime Darby Berhad                                          546,831
  180,000  Technology Resources Industries Berhad                     191,373
                                                                 ------------
                                                                    1,929,017
                                                                 ------------

           Mexico -- 1.7%
   50,000  Grupo Financiero Banamex Accival SA de CV, Class O*        210,537
   22,893  Grupo Televisa SA - GDR*                                 1,578,186
   20,216  Telefonos de Mexico, Class L - ADR                       1,154,839

 TIFF International Equity Fund / Schedule of Investments (unaudited)
                                                                 June 30, 2000

 Number
of Shares                                              Value +


  10,000   Vitro Sociedad Aninima - ADR                   $31,875
  31,600   Wal-Mart de Mexico - ADR*                      741,589
                                                     ------------
                                                        3,717,026
                                                     ------------

           Netherlands -- 5.9%
  73,130   Elsevier NV                                    888,764
  38,400   Getronics NV                                   593,927
   7,412   Heineken NV                                    452,528
  29,900   IHC Caland NV                                1,460,397
  34,449   ING Groep NV                                 2,335,820
  17,712   Koninklijke (Royal) Philips Electonics NV      837,961
   9,153   Koninklijke Boskalis Westminster NV            149,457
   8,918   KPNQwest NV*                                   351,880
   7,990   Nedlloyd NV*                                   155,260
  29,575   Royal Dutch Petroleum Co.                    1,843,891
  32,100   Royal Dutch Petroleum Co., NY Shares         1,976,156
  29,275   United Pan-Europe Communications NV*           767,924
  38,600   Wolters Kluwer CVA                           1,031,385
                                                     ------------
                                                       12,845,350
                                                     ------------

           New Zealand -- 0.6%
 451,700   Carter Holt Harvey Ltd.                        392,753
 238,185   Telecom Corporation of New Zealand Ltd.        834,005
 382,400   Wrightson Ltd.                                  80,878
                                                     ------------
                                                        1,307,636
                                                     ------------

           Norway -- 0.2%
  34,000   Den Norske Bank ASA                            141,499
  18,000   Rieber & Son ASA, Class B                      104,161
  12,900   Schibsted Gruppen ASA                          239,780
                                                     ------------
                                                          485,440
                                                     ------------

           Portugal -- 0.2%
  39,632   Portugal Telecom SA                            446,357
                                                     ------------

           Singapore -- 2.4%
 783,900   Dairy Farm International Holdings Ltd.         470,340
  54,000   DBS Group Holdings Ltd.                        693,750
  76,000   DelGro Corp Ltd.                               219,907
 135,000   Development Bank of Singapore Ltd.           1,734,375
  17,000   Fraser & Neave Ltd.                             60,503
  28,000   Great Eastern Holdings Ltd.                     94,792
  56,000   Overseas Union Enterprise Ltd.                 136,111
  91,300   Overseas-Chinese Banking Corp. Ltd.            628,744
 330,000   Sembcorp Marine                                124,132
  57,500   Singapore Press Holdings                       898,438
  60,000   TIBS Holdings Ltd.                              42,014
  30,000   TIBS Holdings Ltd., Class A*                    20,833
 135,000   United Industrial Corp.                         63,672
                                                     ------------
                                                        5,187,611
                                                     ------------

           South Africa -- 1.4%
   3,000   AngloGold Ltd.                                 122,747
   4,209   AngloGold Ltd. - ADR                            85,983
  16,600   Barlow Ltd.                                     99,306
   6,800   De Beers Consolidated Mines Ltd. - ADR         165,325
     209   Edgars Stores Ltd.                               2,007
 229,000   Firstrand Ltd.                                 236,442
 128,000   Gencor Ltd.                                    368,685
  26,886   Gold Fields Ltd.                               105,638
  10,907   Gold Fields of South Africa*                    13,726
 104,356   Iscor Ltd.                                     178,037
  31,436   JD Group Ltd.                                  208,954
   4,545   Kersaf Investments Ltd.                         17,858

  Number
 of Shares                                                    Value +

   14,031  Northam Platinum Ltd.                                 $16,166
   22,000  Pretoria Portland Cement Co. Ltd.                     164,431
  562,400  Sanlam Ltd.                                           665,410
   54,600  Sasol Ltd.                                            366,957
   24,908  South African Breweries Ltd.                          186,166
   10,659  South African Breweries Ltd. - ADR*                    79,552
   10,494  Standard Bank Investment Corp.                         41,077
                                                            ------------
                                                               3,124,467
                                                            ------------

           South Korea -- 0.6%
   26,205  Korea Telecom Corp. - ADR                           1,267,667
                                                            ------------

           Spain -- 2.1%
    5,800  Acciona SA                                            221,631
   10,500  Acerinox SA                                           304,692
   72,992  Banco Central Hispanoamer SA                          772,444
    8,600  Banco Popular Espanol                                 266,854
   13,900  Centros Comerciales Pryca SA                          199,547
   36,308  Endesa SA                                             705,527
   49,300  Iberdrola SA                                          637,397
   24,543  NH Hoteles SA                                         283,233
   50,398  Telefonica de Espana SA*                            1,085,989
   11,750  Viscofan Industria Navarra
            De Envolturas Celulosicas SA                          77,195
                                                            ------------
                                                               4,554,509
                                                            ------------

           Sweden -- 3.4%
    3,297  ABB Ltd.                                              384,299
   24,500  Electrolux AB, Class B                                381,415
   64,000  Ericsson LM - ADR                                   1,280,000
    9,500  Hoganas AB, Class B                                   152,771
   99,400  Investor AB, Class B*                               1,366,070
   14,500  OM Gruppen AB                                         651,574
   48,000  Securitas AB, B Shares                              1,023,723
   27,050  Skandia Forsakrings AB                                718,824
   25,000  Svenska Handelsbanken, Class A                        364,964
   62,005  Telefonaktiebolaget Ericsson LM, Class B            1,234,018
                                                            ------------
                                                               7,557,658
                                                            ------------

           Switzerland -- 4.2%
   13,454  ABB Namen AG                                        1,614,265
    1,830  Charles Voegele Holding AG                            360,984
    2,167  Credit Suisse Group                                   432,122
       38  Givaudan*                                              11,594
   10,600  Nestle SA - ADR                                     1,064,191
    2,053  Novartis AG                                         3,259,972
      200  Phoenix Mecano AG                                     114,300
      610  Publigroupe SA                                        457,322
      100  Sarna Kunststoff Holding AG                           122,903
      300  Societe Generale de Surveillance SA, Class B          519,880
    1,050  Synthes-Stratec, Inc.                                 480,059
    5,160  Union Bank of Switzerland AG                          757,844
                                                            ------------
                                                               9,195,436
                                                            ------------

           Taiwan -- 0.6%
  257,128  Taiwan Semiconductor*                               1,224,819
                                                            ------------

           Thailand -- 0.3%
   15,000  Advanced Information Services plc*                    186,687
   70,000  Golden Land Property Development plc*                  10,355
   33,000  Matichon Public Co. Ltd.                               54,705
   89,000  MBK Properties and Development Public Co. Ltd.         40,857

 TIFF International Equity Fund / Schedule of Investments (unaudited)
                                                                 June 30, 2000

  Number
 of Shares                                             Value +

  178,000  National Finance & Securities Co. Ltd.*        $25,422
  120,000  Post Publishing Co. Ltd.                        97,934
    7,700  The Siam Cement Public Co. Ltd.*               144,535
   96,000  The Thai Farmers Bank Ltd.*                     80,796
                                                     ------------
                                                          641,291
                                                     ------------

           United Kingdom -- 14.9%
   43,000  Airtours plc                                   226,008
   56,882  Arriva plc                                     153,363
   79,288  Associated British Foods plc                   547,645
   52,400  Associated British Ports Holdings plc          258,747
   93,500  BAA plc                                        729,366
   14,600  Barclays plc                                   365,998
   95,213  Bass plc                                     1,071,548
   81,000  Berisford plc                                  397,322
  211,801  BG Group plc                                 1,366,613
  196,070  Blue Circle Industries plc                   1,266,651
  172,700  Boots Co. plc                                1,315,791
   32,000  BP Amoco plc                                   308,345
   61,500  British Aerospace plc                          383,795
  161,189  British Airways plc                            919,010
   37,100  British Telecommunications plc                 491,375
   13,100  Close Brothers Group plc                       202,989
   64,000  Devro International plc                         56,226
   67,804  Diageo plc                                     604,019
    8,333  Dolphin Interconn (a)                                0
   22,600  EMI Group plc                                  214,482
   46,700  Esporta plc                                     77,103
   77,300  GKN plc                                        985,206
   85,392  Glaxo Wellcome plc                           2,488,565
   22,500  Glaxo Wellcome plc - ADR                     1,300,781
   29,800  Granada Group plc                              292,495
  175,100  Great Universal Stores plc                   1,085,308
   68,000  Halifax plc                                    648,897
   52,450  Hanson plc                                     376,375
   62,000  Hilton Group plc                               217,874
   42,665  Hyder plc                                      201,629
   34,000  Imperial Chemical Industries plc               257,499
  285,500  Invensys plc                                 1,072,813
   32,812  Mackie International Group plc (a)*                  0
   35,000  Man ED&F Group plc                             272,760
   31,800  Pearson plc                                    996,698
   33,500  Peninsular & Orient Steam                      294,814
   93,000  PIC International Group plc*                    39,443
  186,000  Pilkington plc                                 264,830
  112,400  PowerGen plc                                   961,925
   22,702  Provident Financial plc                        235,054
  111,795  Railtrack Group plc                          1,696,065
   40,260  Reckitt & Colman plc                           451,265
   59,000  Reed International plc                         504,925
  476,000  Rentokil Initial plc                         1,084,019
  108,200  Rio Tinto plc                                1,786,407
  278,640  Stagecoach Holdings plc                        308,101
  285,400  Taylor Woodrow plc                             661,412
  102,160  Telewest Communications plc*                   357,095
   37,500  Ti Group plc                                   203,916
   85,000  Unigate plc                                    373,374
  116,500  Unilever plc                                   704,378
  109,500  WPP Group plc                                1,590,752
                                                     ------------
                                                       32,671,071
                                                     ------------
           Total Common Stocks
            (Cost $155,501,320)                       187,723,466
                                                     ------------

  Number
 of Shares                                             Value +

           Preferred Stocks -- 0.5%

           Germany -- 0.5%
     6,015 SAP AG                                      $1,115,822
                                                     ------------

           Thailand -- 0.0%
    39,000 Siam Commercial Bank*                           19,893
                                                     ------------
           Total Preferred Stocks
            (Cost $1,267,180)                           1,135,715
                                                     ------------

           Limited Partnerships -- 3.2%
           Everest Capital Frontier Ltd.
            (Cost $11,059,623) (a) (b)*                 7,150,606
                                                     ------------

           Commingled Investment Vehicles -- 4.7%

           Japan -- 0.4%
    73,800 Atlantis Japan Growth Fund*                    881,910
                                                     ------------

           South Korea -- 0.1%
    29,000 The First Korea Smaller Companies Fund*        227,650
                                                     ------------

           United States -- 4.2%
 9,114,668 Merrimac Money Market Fund (c)               9,114,668
                                                     ------------
           Total Commingled Investment Vehicles
            (Cost $10,181,945)                         10,224,228
                                                     ------------

                                                          Expiration
                                                             Date
           Rights

           Indonesia
 1,180,800 PT Lippo Bank Certificate of Entitlement
            (Cost $0) (a)                                  04/08/02       0
                                                                     ------

           Warrants -- 0.0%
    15,000 Atlantis Japan Growth Fund (Japan)*             04/30/01  36,000
   115,500 PT Bank Pan (Indonesia)*                        07/08/02   1,097
 1,800,000 PT Bank Universal (Indonesia)* (a)              04/15/02       0
 1,800,000 PT Bank Universal (Indonesia)* (a)              04/15/02       0
 1,180,800 PT Lippo Bank (Indonesia)* (a)                  04/15/02       0
    39,000 Siam Commercial Bank (Foreign Shares)
            (Thailand)*                                    04/28/02   4,575
                                                                     ------
           Total Warrants
            (Cost $275)                                              41,672
                                                                     ------

 TIFF International Equity Fund / Schedule of Investments (unaudited)
                                                                 June 30, 2000


  Principal                           Interest Maturity
   Amount                               Rate     Date     Value +
             Short-Term Investments -- 9.7%

             Repurchase Agreement -- 6.6%
 $14,406,180 Investors Bank & Trust Co. -- Repurchase
              Agreement issued 6/30/00 (proceeds at
              maturity $14,413,419) (Collateralized
              by $15,689,000 FNMA, 6.87%, due 5/1/07,
              with a market value of $15,127,203)
             (Cost $14,406,180)        6.030%  07/03/00  $14,406,180
                                                        ------------

             US Treasury Securities -- 1.3%
   1,600,000 US Treasury Bill+         5.960%  10/05/00    1,576,019
   1,200,000 US Treasury Bill+         5.960%  11/24/00    1,171,728
                                                        ------------
             Total US Treasury Securities
              (Cost $2,745,490)                            2,747,747
                                                        ------------

             Time Deposit -- 1.8%
   4,024,933 Fleet National Bank
              (Cost $4,024,933) (c)    7.260%  10/31/00    4,024,933
                                                        ------------
             Total Short-Term Investments
              (Cost $21,176,603)                          21,178,860
                                                        ------------

             Total Investments  -- 103.8%
              (Cost $199,186,946)                        227,454,547
             Liabilities in excess of other assets --
               (3.8%)                                     (8,343,192)
                                                        ------------
             Net Assets -- 100.0%                       $219,111,355
                                                        ============

Summary of Industry Classifications (as a % of total market value):

Basic Industries                   2.4%
Consumer Cyclical                 18.1
Consumer Non-Cyclical              7.1
Diversified Investment Vehicles    5.3
Energy                             5.0
Financial Services                12.4
Industrial                        14.2
Limited Partnerships               3.1
Metals and Mining                  3.2
Repurchase Agreements              6.3
Technology                        12.1
Transportation                     2.7
US Treasury Obligations            1.2
Utilities                          6.9
                                 -----
                                 100.0%
                                 =====

    * Non-Income Producing Security
    + Security or a portion thereof is held with a broker as initial margin for financial futures contracts.
    + See Note 2 to the Financial Statements.
    # Interest rate represents the yield to maturity at the time of purchase.
  (a) Security is valued in good faith under procedures established by the board of directors.
  (b) Restricted Security
  (c) Investment from cash collateral received for securities on loan at June
      30, 2000.
  ADR American Depositary Receipt
 FNMA Federal National Mortgage Association
  GDR Global Depositary Receipt

    See accompanying Notes to Financial Statements.

 TIFF Emerging Markets Fund / Schedule of Investments (unaudited)June 30, 2000

   Number
 of Shares                                                       Value +


            Common Stocks -- 46.4%

            Argentina -- 0.6%
     19,895 CEI Citicorp Holdings SA*                              $79,594
     23,112 Dragados y Construcciones Argentina, Ser. B             32,363
     15,247 Inversiones y Representaciones SA                       34,545
      8,300 Nortel Inversora SA - ADR                              157,700
     10,232 PC Holdings SA - ADR                                   187,374
                                                               -----------
                                                                   491,576
                                                               -----------

            Australia -- 0.2%
     12,690 Julius Meinl International                             175,006
                                                               -----------

            Botswana -- 0.1%
    117,800 Sechaba Investment Trust                                97,627
                                                               -----------

            Brazil -- 1.5%
      5,600 Aracruz Celulose SA - ADR                              108,150
  5,400,000 Centrais Electricas Brasileiras SA                     110,877
     19,800 Companhia Paranaense de Energia-Copel - ADR            184,387
    208,478 Metalurgica Gerdau SA                                    3,066
      3,900 Petroleo Brasileiro SA                                 114,663
 12,700,000 Tele Celular Sul Participacoes SA                       44,753
      3,200 Tele Centro Oeste Celular Participacoes SA - ADR        38,400
 18,204,000 Tele Centro Sul                                        184,869
  8,900,000 Tele Nordeste Celular                                   24,102
 11,815,166 Tele Norte Leste Participacoes SA*                     229,484
      1,100 Tele Norte Leste Participacoes SA - ADR                 25,988
      1,200 Unibanco - GDR                                          33,707
      1,700 Voctorantim Celulose Papel SA - ADR                     31,238
                                                               -----------
                                                                 1,133,684
                                                               -----------

            Chile -- 2.5%
     18,700 A.F.P. Provida SA - ADR                                397,375
     61,230 Antofagasta Holdings plc                               329,245
      7,100 Chilectra SA - ADR                                     112,283
     10,900 Cia de Telecomunicaciones de Chile SA - ADR            197,563
     11,800 Cristalerias de Chile - ADR                            194,700
     11,820 Enersis SA - ADR*                                      235,661
      4,600 FirstCom Corp.*                                         69,288
      5,700 Laboratorio Chile SA - ADR                             109,369
     25,100 Maderas y Sinteticos SA - ADR                          296,494
                                                               -----------
                                                                 1,941,978
                                                               -----------

            China -- 0.2%
      3,200 China Unicom Ltd. ADR*                                  67,400
    114,000 Yanzhou Coal Mining Co. Ltd.                            23,547
    146,000 Yizheng Chemical Fibre Co. Ltd.                         29,033
                                                               -----------
                                                                   119,980
                                                               -----------

            Colombia -- 0.2%
      9,879 Almacenes Exito SA                                      15,641
     29,786 Bavaria SA                                              93,776
     80,832 Suramericana de Inversiones                             58,342
                                                               -----------
                                                                   167,759
                                                               -----------

            Croatia -- 0.1%
      7,000 Pliva D.D. - GDR                                        75,300
      1,800 Pliva D.D. - GDR (144A)++                               18,720
                                                               -----------
                                                                    94,020
                                                               -----------

  Number
 of Shares                                                 Value +


           Czech Republic -- 1.0%
   49,387  Ceska Sporitelna AS*                             $266,293
    6,652  Cesky Telecom AS*                                 112,665
  143,202  Czech Power Co.*                                  379,330
                                                         -----------
                                                             758,288
                                                         -----------

           Egypt -- 0.2%
   11,714  Arab International Construction                    15,790
    8,750  Orascom Construction*                             100,446
                                                         -----------
                                                             116,236
                                                         -----------

           Estonia -- 0.3%
    1,700  Estonian Telecom - GDR                             34,085
    1,200  Estonian Telecom - GDR (144A)* ++                  24,060
   19,040  Hansabank Ltd.                                    143,957
    5,780  Rokiskio Surio - ADR (a)                           14,884
                                                         -----------
                                                             216,986
                                                         -----------

           Greece -- 1.0%
    4,110  Alpha Credit Bank                                 162,680
    5,190  Hellenic Bottling Co. SA                           82,791
   12,141  Hellenic Telecommunications Organization SA       298,450
    4,212  National Bank of Greece SA                        166,477
    2,040  Titan Cement Co. SA                                77,788
                                                         -----------
                                                             788,186
                                                         -----------

           Hong Kong -- 1.1%
   48,000  ASM Pacific Technology                            179,814
   12,000  China Unicom Ltd.*                                 25,479
  108,000  Giordano International Ltd.                       164,188
   82,000  Guangdong Kelon Electric Holdings Co. Ltd.         44,447
   10,800  Johnson Electric Holdings                         102,185
  396,875  Lung Kee (Bermuda) Holdings Ltd.                   79,429
  416,000  United Pacific Industries Ltd. (a)                 35,224
   63,000  Varitronix International Ltd.                     109,517
   11,000  Vtech Holdings Ltd.                                41,631
   25,000  Yue Yuen Industrial Holdings Ltd.                  55,486
                                                         -----------
                                                             837,400
                                                         -----------

           Hungary -- 0.9%
    3,631  EGIS Rt.                                          152,417
    8,000  Graphisoft NV*                                    157,063
   50,242  Matav Rt.                                         350,573
                                                         -----------
                                                             660,053
                                                         -----------

           India -- 4.2%
   14,200  Global Tele-Systems Ltd.                          426,191
   43,300  Grasim Industries Ltd.*                           277,858
   30,259  Gujarat Ambuja Cements                            132,298
   31,280  Gujarat Ambuja Cements - GDR                      132,158
    5,100  HCL Technologies Ltd. (a)                         147,328
   33,952  HDFC Bank Ltd.                                    193,587
   42,300  Himachal Futuristic Communications Ltd.         1,346,676
   11,900  Hindalco Industries Ltd.                          210,691
    5,500  Satyam Computer Services                          379,204
                                                         -----------
                                                           3,245,991
                                                         -----------

           Indonesia -- 0.8%
   10,200  Gulf Indonesia Resources Ltd.*                     81,600
   36,000  PT Hanjaya Mandala Sampoerna                       52,311
  273,700  PT Indah Kiat Pulp & Paper Corp.*                  55,586

 TIFF Emerging Markets Fund / Schedule of Investments (unaudited)June 30, 2000

  Number
 of Shares                                                         Value +


   271,880 PT Indorama Synthetics*                                   $26,441
     4,200 PT Indosat - ADR                                           47,775
 2,076,000 PT Lippo Bank*                                             29,691
   276,500 PT Pabrik Kertas Tjiwi Kim                                 45,872
    58,800 PT Petrosea                                                16,146
   160,000 PT Ramayana Lestari                                       102,517
    38,000 PT Semen Gresik                                            34,565
   136,240 PT Telekomunikasi Indonesia                                47,933
     7,900 PT Telekomunikasi Indonesia - ADR                          54,806
                                                                 -----------
                                                                     595,243
                                                                 -----------

           Israel -- 1.2%
    77,200 Bank Hapoalim Ltd.                                        224,141
    34,400 Bezeq Israel Telecom                                      191,908
     1,420 ECI Telecommunications Ltd.                                50,765
       777 Elite Industries Ltd.*                                     43,728
     1,000 NICE Systems Ltd.*                                         77,881
     4,300 NICE Systems Ltd. - ADR*                                  331,906
                                                                 -----------
                                                                     920,329
                                                                 -----------

           Malaysia -- 2.5%
   107,000 Jaya Tiasa Holdings Berhad (a)                            122,208
   131,000 Malakoff Berhad (a)                                       327,509
   116,000 Malaysian International Shipping Berhad (a)               192,321
    87,000 Malaysian Pacific Industries Berhad (a)                   892,918
    11,000 Oriental Holdings Berhad (a)                               23,158
   112,000 Public Bank Berhad (a)                                    103,161
   219,000 Public Bank Berhad (Foreign Market) (a)                   219,006
   102,000 Selangor Properties Berhad (a)                             52,877
                                                                 -----------
                                                                   1,933,158
                                                                 -----------

           Mexico -- 4.7%
   277,000 Carso Global Telecom*                                     791,670
     9,685 Cemex SA de CV - ADR                                      226,387
   155,000 Controladora Comercial Mexicana SA de CV*                 145,037
    40,000 Corporacion GEO SA de CV, Ser. B*                          65,500
    77,952 Corporacion Interamericana de Entretenimiento SA,
            Class B*                                                 305,243
    26,600 Cydsa SA                                                   19,209
   118,000 Embotelladoras Argos Arsab                                136,579
     7,400 Fomento Economico Mexicano - ADR                          318,663
     2,700 Grupo Elektra SA - GDR                                     27,675
   156,000 Grupo Financiero Banamex Accival SA de CV, Class O*       656,876
   324,845 Grupo Financiero Banorte, Class O*                        449,338
     4,400 Grupo Iusacell SA de CV - ADR*                             68,750
    11,000 Grupo Mexico SA, Ser. B*                                   30,991
     1,500 Grupo Televisa SA - GDR*                                  103,406
    60,000 Grupo Televisa SA, Ser. CPO*                              206,265
    63,000 Grupo Tribasa SA de CV*                                     6,920
     1,500 Grupo Tribasa SA de CV - ADR*                               3,375
    11,155 Kimberly Clark de Mexico SA de CV                          31,768
     2,000 TV Azteca SA de CV - ADR                                   26,375
                                                                 -----------
                                                                   3,620,027
                                                                 -----------

           Peru -- 0.4%
   148,829 Cementos Norte Pacasmayo SA                                60,598
     7,077 Compania de Minas Buenaventura SA - ADR                   122,521

  Number
 of Shares                                                  Value +


    10,642 Compania de Minas Buenaventura SA, Class B         $92,734
   202,471 Enrique Ferreyros SA*                               64,442
                                                          -----------
                                                              340,295
                                                          -----------

           Philippine Islands -- 0.8%
   283,008 Ayala Land, Inc., Class B                           36,048
   419,000 Benpres Holdings Corp.*                             40,270
    14,300 Benpres Holdings Corp. - GDR*                       26,813
     9,580 Benpres Holdings Corp. - GDR (144A)* ++             18,394
    52,000 Del Monte Pacific Ltd.                              13,542
    75,210 Equitable Banking Corp.                             76,638
   145,927 First Philippine Holdings                           76,039
    11,100 Philippine Long Distance Telephone Co. - ADR       197,025
 1,047,000 SM Prime Holdings                                  126,086
                                                          -----------
                                                              610,855
                                                          -----------

           Poland -- 1.7%
     2,832 Bank Rozwoju Eksportu SA                            86,913
    42,378 KGHM Polska Miedz SA*                              312,720
    20,228 Polski Koncern Naftowy SA (144A)++                 190,184
     2,600 SoftBank SA*                                       132,391
     4,600 SoftBank SA - GDR                                  233,450
    49,700 Telekomunikacja Polska - GDR                       343,179
                                                          -----------
                                                            1,298,837
                                                          -----------

           Romania -- 0.0%
     8,981 Turbomechanica SA*                                   5,597
                                                          -----------

           Russia -- 1.3%
     4,200 Lukoil Oil Co. - ADR                               214,704
    21,400 RAO Unified Energy Systems - GDR                   246,100
    43,400 Surgutneftegaz - ADR                               502,496
                                                          -----------
                                                              963,300
                                                          -----------

           Singapore -- 0.0%
     9,000 GP Batteries International Ltd.                      9,844
     5,000 Natsteel Electronics Ltd.                           15,336
                                                          -----------
                                                               25,180
                                                          -----------

           Slovenia -- 0.0%
       800 SKB Banka - GDR*                                     6,820
                                                          -----------

           South Africa -- 2.2%
    42,056 Amalgamated Banks of South Africa                  159,652
    61,600 Billiton plc                                       250,992
   228,538 CorpGro Ltd.                                        74,266
    23,700 Dimension Data Holdings Ltd.*                      196,391
     8,185 Edgars Stores Ltd.                                  78,586
    13,400 Ixchange Technology Holdings Ltd.*                  26,226
   229,200 Molope Group Ltd.*                                  26,407
     7,206 Nedcor Ltd.                                        151,571
    87,500 Primedia Ltd., N Shares                             65,270
   173,600 Profurn Ltd.                                       102,570
    28,742 Sasol Ltd.                                         193,170
    78,300 Softline Ltd.                                       72,170
    27,308 South African Breweries Ltd.                       204,104
    83,269 Super Group Ltd.                                    98,767
   102,186 Unifer Holdings Ltd.                                16,603
                                                          -----------
                                                            1,716,745
                                                          -----------

 TIFF Emerging Markets Fund / Schedule of Investments (unaudited)June 30, 2000

   Number
 of Shares                                                       Value +


            South Korea -- 7.9%
      1,916 Dongah Tire Industry Co.                               $37,808
      4,600 Hanaro Telecom, Inc. - ADR*                             32,488
      8,084 Hyundai Heavy Industries                               152,268
      7,100 Korea Telecom Corp. - ADR                              343,463
      8,110 Pantech                                                 62,413
     12,990 Pohang Iron and Steel Co. Ltd. - Ordinary Shares     1,102,210
     10,323 Samsung Electronics Co.                              3,416,618
     12,904 Samsung Fire & Marine Insurance                        358,798
      1,769 SK Telecom Co. Ltd.                                    579,142
                                                               -----------
                                                                 6,085,208
                                                               -----------

            Sri Lanka -- 0.0%
     22,831 National Development Bank                               18,009
                                                               -----------

            Taiwan -- 4.4%
     40,824 Asustek Computer, Inc.                                 338,317
    148,820 Bank Sinopac*                                           96,138
     56,700 Compeq Manufacturing Co. Ltd.*                         349,635
     18,000 Delta Electronics                                       85,449
    126,230 Far East Textile                                       157,324
     85,160 Hon Hai Precision Industry*                            772,414
    177,994 Nan Ya Plastics Corp.                                  360,053
    112,644 Phoenixtec Power Co. Ltd.                              205,809
     18,548 Siliconware Precision Industries Co.*                   41,756
      5,616 Siliconware Precision Industries Co. - GDR*             63,741
     27,000 Synnex Technology International Corp.*                 145,351
    119,383 Taiwan Semiconductor*                                  568,676
     74,370 Winbond Electronics*                                   215,952
                                                               -----------
                                                                 3,400,615
                                                               -----------

            Thailand -- 2.6%
      3,050 Advanced Information Services plc*                      37,960
     13,500 Alucon Manufacturing Co. Ltd. (a)                       27,200
     55,800 Hana Microelectronics Public Co. Ltd.                  438,317
    125,866 K.R. Precision Public Co. Ltd.*                         70,621
     73,200 KCE Electronics Public Co. Ltd.*                       212,823
     78,820 Land & House Public Co. Ltd.*                           41,209
    117,900 MDX Co. Ltd. (a)                                         5,412
     73,100 Precious Shipping Ltd.*                                 27,965
     37,400 PTT Exploration & Production Public Co., Ltd.          181,229
    152,900 Saha-Union Corp. Ltd.                                   41,920
    128,600 Shinawatra Satellite Public Co. Ltd.*                   96,753
    208,100 Siam Commercial Bank Public Co. Ltd.*                  116,761
     36,300 Siam Syntech Construction Public Co. Ltd. (a)              463
    232,300 Telecomasia Corp.*                                     257,716
     15,940 Thai Union Frozen Products Co. Ltd.                     34,961
     22,300 Thai-German Ceramic Industry Co. Ltd.*                   1,820
    360,000 The Thai Farmers Bank Ltd.*                            302,897
    323,000 Tisco Finance*                                         100,912
                                                               -----------
                                                                 1,996,939
                                                               -----------

            Turkey -- 1.0%
 18,487,688 Akbank TAS                                             143,297
  2,033,000 Aksa Akrilik Kimya Sanayii AS                           73,864
 10,143,000 Aksigorta AS                                           200,639
  2,961,000 Arcelik AS                                             145,831
    293,000 Enka Holding Yatirim AS                                 65,055
    252,390 Migros Turk TAS                                         46,869
  5,643,000 Yapi Ve Kredi Bankasi*                                  62,874
                                                               -----------
                                                                   738,429
                                                               -----------

  Number
 of Shares                                                          Value +


           United Kingdom -- 0.3%
   110,800 Old Mutual plc                                            $243,352
                                                                  -----------

           Venezuela -- 0.5%
    50,405 Bancaracas Mercados Capital, Class A                        24,925
     7,000 Cia Anonima Telef De Ven - ADR                             190,313
     1,113 Electricidad De Caracas - ADR                               28,103
    29,078 Fondo de Valores - ADR*                                     95,934
     4,667 International Briquettes Holding, Inc. - ADR*               12,834
     2,895 Sudamtex de Venezuela - ADR (144A)* ++ (a)                   2,171
                                                                  -----------
                                                                      354,280
                                                                  -----------
           Total Common Stocks
            (Cost $29,842,567)                                     35,717,988
                                                                  -----------

           Commingled Investment Vehicles -- 27.3%

           Argentina -- 0.5%
    36,000 Argentina Fund, Inc.                                       369,000
                                                                  -----------

           Asia -- 1.3%
    86,300 Asia Tigers Fund, Inc.                                     776,700
 1,025,000 Edinburgh New Tiger Trust plc*                             209,597
                                                                  -----------
                                                                      986,297
                                                                  -----------

           Brazil -- 1.1%
   152,000 Brazilian Equity Fund*                                     883,500
                                                                  -----------

           Chile -- 0.7%
   250,000 Five Arrows Chile Investment Trust*                        517,500
                                                                  -----------

           China -- 1.3%
    27,100 Greater China Fund*                                        235,431
     3,300 Jardine Fleming China Region Fund                           25,781
    85,000 Templeton Dragon Fund                                      733,125
                                                                  -----------
                                                                      994,337
                                                                  -----------

           Czech Republic -- 0.7%
    29,756 Zivnobanka - Investicni Fond                               548,067
                                                                  -----------

           Europe -- 1.6%
   200,000 Advance Developing Markets Trust plc                       404,425
   270,000 Baring Emerging Europe Trust plc*                          569,700
    14,000 Morgan Stanley Dean Witter Russia & New Europe Fund*       237,125
                                                                  -----------
                                                                    1,211,250
                                                                  -----------

           General Emerging Markets -- 1.2%
   450,000 Foreign & Colonial Emerging Markets plc*                   490,763
   250,000 Templeton Emerging Markets Investment Trust plc            452,517
                                                                  -----------
                                                                      943,280
                                                                  -----------

           Greece -- 0.9%
   130,600 Greek Progress Fund SA                                     664,735
                                                                  -----------

           India -- 3.0%
    12,000 India Media, Internet and Communications Fund*              47,280
    15,000 IS Himalayan Fund NV*                                      308,250
    70,000 Morgan Stanley Dean Witter India Investment Fund*          840,000
    15,640 UTI India IT Fund*                                       1,149,540
                                                                  -----------
                                                                    2,345,070
                                                                  -----------

 TIFF Emerging Markets Fund / Schedule of Investments (unaudited)June 30, 2000

  Number
 of Shares                                                     Value +


           Indonesia -- 0.1%
   650,000 EFM Java Trust plc*                                   $88,610
                                                             -----------

           Latin America -- 3.4%
   212,500 F&C Latin American Investment Trust*                  414,375
    67,300 Latin American Equity Fund, Inc.*                     874,900
 1,150,000 Morgan Grenfell Latin American Trust plc            1,358,686
                                                             -----------
                                                               2,647,961
                                                             -----------

           Lebanon -- 0.0%
     6,400 Lebanon Holdings (a)                                   33,600
                                                             -----------

           Malaysia -- 0.5%
    13,100 Genesis Malaysia Maju Offshore Fund*                  281,650
     5,890 RG Zelfselect - G Maleisie*                            95,612
                                                             -----------
                                                                 377,262
                                                             -----------

           Mexico -- 2.0%
   146,470 Mexico Equity & Income Fund                         1,537,935
                                                             -----------

           Poland -- 0.4%
    38,860 Flemings Poland Fund Ltd.*                            273,963
                                                             -----------

           Russia -- 0.6%
    44,500 Fleming Russia Securities Fund Offshore Fund*         433,875
                                                             -----------

           South Africa -- 1.4%
   920,000 Old Mutual South Africa Trust plc                   1,114,819
                                                             -----------

           South Korea -- 4.1%
       550 Korea Asia Fund*                                      937,750
       350 Korea Europe Fund*                                    927,500
    87,000 Korea Fund*                                         1,223,438
    50,102 Schroder Retail Seoul Fund*                            30,720
                                                             -----------
                                                               3,119,408
                                                             -----------

           Taiwan -- 1.0%
        48 Taipei Fund*                                          448,800
    20,000 Taiwan Opportunities Fund*                            310,400
                                                             -----------
                                                                 759,200
                                                             -----------

           Thailand -- 0.3%
 1,916,000 Ruam Pattana Fund II*                                 234,552
                                                             -----------

           United States -- 1.2%
   885,332 Merrimac Money Market Fund (b)                        885,332
                                                             -----------
           Total Commingled Investment Vehicles
            (Cost $20,440,278)                                20,969,553
                                                             -----------

           Limited Partnerships -- 20.0%
           Everest Capital Frontier Ltd. (a)(c)                2,586,388
           Explorador Fund, LP (a)(c)                          3,144,438
           Investable Emerging Markets Country Fund (a)(c)     9,342,343
           New Century Holdings XI LP (a)(c)                     239,640
           Siam Investment Fund LP (a)(c)                         71,675
                                                             -----------
           Total Limited Partnerships
            (Cost $15,550,293)                                15,384,484
                                                             -----------

   Number
 of Shares                                               Value +


            Preferred Stocks -- 4.5%

            Brazil -- 4.3%
  4,900,000 Banco Nacional SA* (a)                              $0
    401,912 Celular CRT Participacoes SA, A Shares*        176,199
    754,000 Cia Cimento Portland Itau                      104,606
  2,470,000 Cia Energetica do Brasilia                      52,073
  1,368,666 Cia Energetica do Brasilia, Class B             23,545
 91,200,000 Cia Energetica do Ceara, Class A               240,400
    323,912 Cia Riograndense Telecom*                      109,648
    400,000 Cia Tecidos Norte de Mina                       34,073
    319,000 Empresa Brasileira de Compressores SA          154,012
    189,000 Industrian Klabin de Papel e Celulose SA       158,374
    491,878 Itausa - Investimentos                         477,684
     97,800 Marcopolo SA                                   151,964
 11,289,182 Metalurgica Gerdau SA                          244,327
     17,890 Petroleo Brasileiro SA                         541,068
  7,399,000 Tele Centro Sul                                107,166
 29,700,000 Tele Nordeste Celular                          110,427
 22,075,800 Tele Norte Leste Participacoes SA*             517,593
     80,000 Telecomunicacoes do Parana SA - Telepar         27,969
  2,700,000 Votorantim Celulose Papel SA                    99,609
                                                       -----------
                                                         3,330,737
                                                       -----------

            South Korea -- 0.2%
        910 Samsung Electronics Co.                        133,451
                                                       -----------
            Total Preferred Stocks
             (Cost $2,954,258)                           3,464,188
                                                       -----------

                                                   Expiration
                                                      Date
           Rights

           Indonesia
 2,076,000 PT Lippo Bank Certificate of
            Entitlement (Cost $0) (a)               04/08/02            0
                                                              -----------

           Warrants -- 0.2%
    75,000 F&C Latin American Investment Trust
            (Latin America)*                        07/31/00       82,500
    10,000 GP Batteries International Ltd.
            (Singapore)*                            11/15/00        1,000
    18,080 PT Indah Kiat Pulp & Paper Corp.
            (Indonesia)* (a)                        07/11/02        1,655
 2,076,000 PT Lippo Bank (Indonesia)* (a)           04/15/02            0
    73,000 Siam Commercial Bank (Foreign Shares)
            (Thailand)*                             05/10/02        8,564
     1,225 Thai Farmers Bank (Thailand)*            09/15/02           84
   180,300 Tisco Finance Public Co. Ltd.
            (Thailand)*                             05/31/02       22,532
                                                              -----------
           Total Warrants
            (Cost $49,390)                                        116,335
                                                              -----------

 TIFF Emerging Markets Fund / Schedule of Investments (unaudited)June 30, 2000


 Principal                        Interest Maturity
  Amount                            Rate     Date     Value +
           Short-Term Investments -- 2.5%

           Repurchase Agreement -- 2.0%
 1,553,773 Investors Bank & Trust Co. --
            Repurchase
           Agreement issued 6/30/00 (proceeds at
           maturity $1,554,554) (Collateralized
           by $1,583,690 FNMA, 8.50%, due 8/1/22,
           with a market value of $1,631,561)
           (Cost $1,553,773)       6.030%  07/03/00  $1,553,773
                                                    -----------

           Time Deposit -- 0.5%
   390,952 Fleet National Bank
            (Cost $390,952) (b)    7.260%  10/31/00     390,952
                                                    -----------
           Total Short-Term Investments
            (Cost $1,944,725)                         1,944,725
                                                    -----------

           Total Investments -- 100.9%
            (Cost $70,781,511)                       77,597,273
           Liabilities in excess of other
            assets -- (0.9%)                           (684,156)
                                                    -----------
           Net Assets -- 100.0%                     $76,913,117
                                                    ===========

Summary of Industry Classifications (as a % of total market value):

Basic Industries                   1.6
Consumer Cyclical                  6.3
Consumer Non-Cyclical              0.5
Diversified Investment Vehicles   25.9
Energy                             2.6
Financial Services                 9.0
Industrial                         5.6
Limited Partnerships              19.8
Metals and Mining                  3.1
Repurchase Agreements              2.0
Technology                        13.2
Transportation                     0.3
Utilities                         10.1
                                 -----
                                 100.0%
                                 =====

    * Non-Income Producing Security.
    + See Note 2 to the Financial Statements.
   ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2000, the aggregate market value of these securities was $253,529 or 3.30% of net assets.
  (a) Security is valued in good faith under procedures established by the board of directors.
  (b) Investment from cash collateral received for securities on loan at June
      30, 2000.
  (c) Restricted Security
  ADR American Depositary Receipt
 FNMA Federal National Mortgage Association
  GDR Global Depositary Receipt

    See accompanying Notes to Financial Statements.

 TIFF US Equity Fund / Schedule of Investments (unaudited)       June 30, 2000

  Number
 of Shares                                           Value +

           Common Stocks -- 91.5%

           Advertising -- 0.2%
    1,800  DoubleClick, Inc.*                           $68,625
    6,000  Omnicom Group                                534,375
                                                   ------------
                                                        603,000
                                                   ------------

           Aerospace and Defense -- 0.9%
   61,500  AAR Corp.                                    738,000
   10,800  Boeing Co.                                   451,575
   24,400  Honeywell International, Inc.                821,975
   12,000  Rockwell International Corp.                 378,000
    2,900  Textron, Inc.                                157,506
                                                   ------------
                                                      2,547,056
                                                   ------------

           Airlines -- 0.3%
   15,200  Delta Airlines, Inc.                         768,550
                                                   ------------

           Apparel Retailers -- 0.4%
   21,420  Intimate Brands, Inc.                        423,045
   25,800  The Limited, Inc.                            557,925
                                                   ------------
                                                        980,970
                                                   ------------

           Automotive -- 1.3%
   13,000  Ford Motor Co.                               559,000
   48,100  General Motors Corp.                       2,792,806
   48,600  The Pep Boys                                 291,600
    1,702  Visteon Corp.*                                20,638
                                                   ------------
                                                      3,664,044
                                                   ------------

           Banking -- 4.5%
   68,400  Bank of America Corp.                      2,941,200
   19,580  CCB Financial Corp.                          724,460
   28,500  Chittenden Corp.                             696,469
    7,100  Comerica, Inc.                               318,613
   31,395  Downey Financial Corp.                       910,455
   68,000  FleetBoston Financial Corp.                2,312,000
   28,481  Hudson United Bancorp                        639,042
   50,700  Imperial Bancorp*                            792,188
    5,600  J.P. Morgan & Co., Inc.                      616,700
    6,500  National City Corp.                          110,906
   32,000  People's Bank                                588,000
    9,400  PNC Bank Corp.                               440,625
   33,000  Six Rivers National Bank*                    441,375
   26,000  The South Financial Group                    377,000
   18,000  Wilmington Trust Corp.                       769,500
                                                   ------------
                                                     12,678,533
                                                   ------------

           Beverages, Food, and Tobacco -- 4.8%
    4,200  Anheuser-Busch Companies, Inc.               313,688
   23,500  Archer-Daniels-Midland Co.                   230,594
    6,900  Bestfoods                                    477,825
    5,600  Canandaigua Brands, Inc., Class A*           282,450
    1,900  Coca-Cola Co.                                109,131
   10,100  Conagra, Inc.                                192,531
  800,000  DB Group Ltd.                              1,045,280
   72,460  EcoScience Corp.*                             25,274
   22,300  Hain Celestial Group, Inc.*                  818,131
  119,350  Interstate Bakeries Corp.                  1,670,900
    7,400  Michael Foods, Inc.                          181,300
   52,542  Morrison Management Specialists, Inc.      1,481,028
    8,100  Pepsico, Inc.                                359,944
   98,100  Philip Morris Companies, Inc.              2,605,781
    7,400  Quaker Oats Co.                              555,925

  Number
 of Shares                                             Value +

  133,300  Ralcorp Holdings, Inc.*                     $1,632,925
   22,900  Smithfield Foods, Inc.*                        642,631
   13,900  Sysco Corp.                                    585,538
   11,000  The Topps Co., Inc.*                           126,500
                                                     ------------
                                                       13,337,376
                                                     ------------

           Building Materials -- 0.4%
   81,000  Johns Manville Corp.                         1,068,188
                                                     ------------

           Chemicals -- 1.3%
   12,900  Air Products & Chemicals, Inc.                 397,481
   43,800  Albemarle Corp.                                865,050
   54,100  IMC Global, Inc.                               703,300
    6,700  Pharmacia Corp.                                346,306
   32,600  Scotts Co., Class A*                         1,189,900
                                                     ------------
                                                        3,502,037
                                                     ------------

           Commercial Services -- 1.6%
   74,200  Ambassadors International, Inc.*             1,168,650
   31,400  Burns International Services*                  392,500
    4,300  Equifax, Inc.                                  112,875
  115,700  Exponent, Inc.*                                968,988
   37,950  ITT Educational Services, Inc.*                666,497
    4,300  Pegasus Systems, Inc.*                          46,763
   50,292  Pittston Brink's Group                         688,372
   15,000  Volt Information Sciences, Inc.*               494,063
                                                     ------------
                                                        4,538,708
                                                     ------------

           Communications -- 0.9%
    2,100  Juniper Networks, Inc.*                        305,681
   16,700  Lucent Technologies, Inc.                      989,475
   12,600  Motorola, Inc.                                 366,188
    8,211  Nortel Networks Corp. (foreign shares)         560,401
    6,900  Qualcomm, Inc.*                                414,000
                                                     ------------
                                                        2,635,745
                                                     ------------

           Computer Software and Processing -- 7.6%
    1,800  Adobe Systems, Inc.                            234,000
   27,300  America Online, Inc.*                        1,440,075
    1,000  Ariba, Inc.*                                    98,047
    5,300  At Home Corp., Ser. A*                         109,975
    4,200  Automatic Data Processing, Inc.                224,963
    5,600  BMC Software, Inc.*                            204,313
    1,300  BroadVision, Inc.*                              66,056
   19,800  ClickAction, Inc.*                             316,800
    1,300  Commerce One, Inc.*                             59,008
   15,100  Computer Associates International, Inc.        772,931
    3,000  Computer Sciences Corp.*                       224,063
   38,800  Compuware Corp.*                               402,550
   21,700  Electronic Data Systems Corp.                  895,125
    4,400  First Data Corp.                               218,350
    8,600  Galileo International, Inc.                    179,525
    6,900  Gene Logic, Inc.*                              246,244
    7,800  Ims Health, Inc.                               140,400
      700  Infospace, Inc.*                                38,675
   95,100  Microsoft Corp.*                             7,608,000
   53,400  Oracle Corp.*                                4,488,938
   51,100  Policy Management Systems Corp.*               785,663
    2,200  RealNetworks, Inc.*                            111,238
   30,000  Unify Corp.*                                   256,875
   41,500  Unigraphics Solutions, Inc.*                   809,250
    1,437  VeriSign, Inc.*                                253,631

 TIFF US Equity Fund / Schedule of Investments (unaudited)       June 30, 2000

  Number
 of Shares                                           Value +

    3,800  Veritas Software Corp.*                     $429,459
    6,400  Yahoo!, Inc.*                                792,800
                                                   ------------
                                                     21,406,954
                                                   ------------

           Computers and Information -- 8.3%
  126,700  Bull Run Corp.*                              261,319
  119,600  Cisco Systems, Inc.*                       7,602,075
    3,600  CMGI, Inc.*                                  164,925
   46,100  Dell Computer Corp.*                       2,273,306
    4,200  eBay, Inc.*                                  228,113
   32,000  EMC Corp.*                                 2,462,000
   23,400  Hewlett-Packard Co.                        2,922,075
   36,600  International Business Machines Corp.      4,009,988
    3,600  Internet Capital Group, Inc.*                133,256
    5,000  Lexmark International Group, Inc.*           336,250
    1,000  Lycos, Inc.*                                  54,000
   15,000  Navidec, Inc.*                               133,125
    6,300  Seagate Technology, Inc.*                    346,500
   24,200  Sun Microsystems, Inc.*                    2,200,688
                                                   ------------
                                                     23,127,620
                                                   ------------

           Cosmetics and Personal Care -- 1.3%
    9,200  Colgate-Palmolive Co.                        550,850
  162,700  Playtex Products, Inc.*                    1,840,544
   22,300  Procter & Gamble Co.                       1,276,675
                                                   ------------
                                                      3,668,069
                                                   ------------

           Distribution and Wholesale -- 0.0%
   37,400  Valley Media, Inc.*                          130,900
                                                   ------------

           Diversified -- 4.7%
  155,400  General Electric Co.                       8,236,200
   66,300  National Service Industries, Inc.          1,292,850
   63,400  Tredegar Corp.                             1,204,600
    5,100  Tyco International Ltd.                      241,613
  182,700  Walter Industries, Inc.                    2,089,631
                                                   ------------
                                                     13,064,894
                                                   ------------

           Electric Utilities -- 1.7%
   12,900  Entergy Corp.                                350,719
   57,300  Minnesota Power, Inc.                        992,006
   71,800  Oge Energy Corp.                           1,328,300
   12,500  PG&E Corp.                                   307,813
   16,200  PPL Corp.                                    355,388
   51,600  Sempra Energy                                877,200
   19,700  TXU Corp.                                    581,150
                                                   ------------
                                                      4,792,576
                                                   ------------

           Electrical Equipment -- 1.1%
    5,800  American Power Conversion Corp.*             236,713
   38,000  C&D Technologies, Inc.                     2,147,000
   10,500  Emerson Electric Co.                         633,938
                                                   ------------
                                                      3,017,651
                                                   ------------

           Electronics -- 7.0%
    3,100  Advanced Micro Devices*                      239,475
    6,709  Agilent Technologies, Inc.*                  494,789
    4,800  Analog Devices, Inc.*                        364,800
    7,400  Arrow Electronics, Inc.*                     229,400
    4,500  Atmel Corp.*                                 165,938
      800  Broadcom Corp., Class A*                     175,150
   62,000  Checkpoint Systems, Inc.*                    465,000
   45,133  Conductus, Inc.*                             891,377
   69,600  Intel Corp.                                9,304,625

  Number
 of Shares                                               Value +

    7,000  Intersil Holding Corp.*                         $378,438
    8,200  KEMET Corp.*                                     205,513
    7,900  Micron Technology, Inc.*                         695,694
    5,100  National Semiconductor Corp.*                    289,425
    8,600  Novellus Systems, Inc.*                          486,438
   60,000  Rogers Corp.*                                  2,100,000
   71,600  Sensormatic Electronics Corp.*                 1,132,175
    5,100  STMicroelectronics NV                            327,356
   19,100  Texas Instruments, Inc.                        1,311,931
    7,800  Vishay Intertechnology, Inc.*                    295,913
                                                       ------------
                                                         19,553,437
                                                       ------------

           Entertainment and Leisure -- 1.4%
    9,300  Carnival Corp.                                   181,350
    9,500  Eastman Kodak Co.                                565,250
   82,300  Walt Disney Co.                                3,193,144
                                                       ------------
                                                          3,939,744
                                                       ------------

           Financial Services -- 5.0%
   42,700  AXA Financial, Inc.                            1,451,800
   29,600  Bear Stearns Co., Inc.                         1,232,100
   83,600  Citigroup, Inc.                                5,036,900
    4,900  E*TRADE Group, Inc.*                              80,850
    4,600  Federal Home Loan Mortgage Corp.                 186,300
   32,900  Federal National Mortgage Association          1,716,969
    6,200  Goldman Sachs Group, Inc.                        588,225
    5,400  Household International, Inc.                    224,438
   14,700  Lehman Brothers Holdings, Inc.                 1,390,069
    7,200  Merrill Lynch & Co.                              828,000
   11,600  Morgan Stanley Dean Witter & Co.                 965,700
   30,000  San Juan Basin Royalty Trust                     300,000
                                                       ------------
                                                         14,001,351
                                                       ------------

           Food Retailers -- 0.2%
    2,800  Kroger Co.*                                       61,775
   31,200  Supervalu, Inc.                                  594,750
                                                       ------------
                                                            656,525
                                                       ------------

           Forest Products and Paper -- 0.5%
   74,700  Gartner Group, Inc., Class B*                    737,663
   27,900  Georgia-Pacific Group                            732,375
                                                       ------------
                                                          1,470,038
                                                       ------------

           Healthcare Providers -- 1.0%
   20,200  HCA - The Healthcare Corp.                       613,575
   21,400  Tenet Healthcare Corp.                           577,800
   25,000  Universal Health Services, Inc., Class B*      1,650,000
                                                       ------------
                                                          2,841,375
                                                       ------------

           Heavy Construction -- 0.2%
  100,700  Layne Christensen Co.*                           453,150
                                                       ------------

           Heavy Machinery -- 0.9%
   16,900  Applied Materials, Inc.*                       1,531,563
   11,800  Dover Corp.                                      478,638
   10,000  Ingersoll-Rand Co.                               402,500
                                                       ------------
                                                          2,412,701
                                                       ------------

           Home Construction, Furnishings,
           and Appliances -- 0.0%
    3,900  Lennar Corp.                                      78,975
                                                       ------------

           Household Products -- 0.3%
   52,200  Energizer Holdings, Inc.*                        952,650
                                                       ------------

 TIFF US Equity Fund / Schedule of Investments (unaudited)       June 30, 2000

  Number
 of Shares                                                Value +

           Insurance -- 3.5%
    4,800  Aetna, Inc.                                      $308,100
    5,100  Ambac Financial Group, Inc.                       279,544
   10,375  American International Group, Inc.              1,219,063
    7,100  CIGNA Corp.                                       663,850
  116,000  CNA Surety Corp.                                1,384,750
   11,700  Hartford Financial Services Group                 654,469
   36,500  Hilb, Rogal & Hamilton Co.                      1,266,094
   24,800  Loews Corp.                                     1,488,000
   10,900  MGIC Investment Corp.                             495,950
    1,000  The Liberty Corp.                                  42,000
   23,300  The PMI Group, Inc.                             1,106,750
    5,900  The St. Paul Cos., Inc.                           201,338
    8,100  United Health Group, Inc.                         694,575
                                                        ------------
                                                           9,804,483
                                                        ------------

           Media -- Broadcasting and Publishing -- 2.0%
   23,700  Gannett Co., Inc.                               1,417,556
  100,500  Gray Communications Systems, Inc., Class B        979,875
   41,000  Insight Communications Co., Inc.*                 640,625
    9,700  McGraw-Hill Companies, Inc.                       523,800
   10,900  New York Times Co.                                430,550
   47,000  Primedia, Inc.*                                 1,069,250
    9,400  Viacom, Inc., Class B*                            640,963
                                                        ------------
                                                           5,702,619
                                                        ------------

           Medical Supplies -- 2.8%
   13,000  ArthoCare Corp.*                                  692,250
   40,000  Biocompatibles International plc                  185,399
    5,700  Biosite Diagnostics, Inc.*                        274,669
    8,300  INAMED Corp.*                                     303,988
   13,500  InnerDyne, Inc.*                                   99,563
   25,900  Johnson & Johnson                               2,638,563
   19,300  Mallinckrodt, Inc.                                838,344
   50,800  Owens & Minor, Inc.                               873,125
   53,500  Protocol Systems, Inc.*                           852,656
   33,300  Steris Corp.*                                     295,538
   87,500  Strategic Diagnostics, Inc.*                      486,719
    2,500  Teradyne, Inc.*                                   183,750
                                                        ------------
                                                           7,724,564
                                                        ------------

           Metals and Mining -- 1.1%
   12,300  Alcan Aluminium Ltd.                              381,300
   34,700  Corner Bay Minerals, Inc.*                         70,257
   82,900  Pacific Rim Mining Corp.*                         254,578
   27,700  Stillwater Mining Co.*                            772,138
   81,900  Valmont Industries, Inc.                        1,627,763
                                                        ------------
                                                           3,106,036
                                                        ------------

           Oil and Gas -- 4.5%
    5,600  Chevron Corp.                                     474,950
    9,200  Conoco, Inc., Class B                             225,975
    3,600  Dynegy Inc., Class A                              245,925
   41,432  Exxon Capital Corp.                             3,252,412
   19,300  Imperial Oil Ltd.                                 470,438
    8,200  Nabors Industries, Inc.*                          340,813
    5,700  Noble Drilling Corp.*                             234,769
   77,600  Occidental Petroleum Corp.                      1,634,450
   51,800  Pennzoil-Quaker State Co.                         624,838
   29,800  Phillips Petroleum Co.                          1,510,488
  146,100  Pioneer Natural Resources Co.*                  1,862,775
    8,300  Royal Dutch Petroleum Co., NY Shares              510,969
   52,000  USX-Marathon Group                              1,303,250
                                                        ------------
                                                          12,692,052
                                                        ------------

  Number
 of Shares                                             Value +

           Pharmaceuticals -- 6.6%
   21,900  Abbott Laboratories                           $975,919
   15,000  Amgen, Inc.*                                 1,053,750
   47,900  Bristol-Myers Squibb Co.                     2,790,175
    8,300  Cardinal Health, Inc.                          614,200
      700  Eli Lilly & Co.                                 69,913
   40,200  Embrex, Inc.*                                  552,750
    2,200  Forest Laboratories Inc.*                      222,200
   64,200  Merck & Co., Inc.                            4,919,325
  109,725  Pfizer, Inc.                                 5,266,800
  269,200  PharmChem Laboratories, Inc.*                  706,650
   17,000  Schering-Plough Corp.                          858,500
   12,300  Titan Pharmaceuticals, Inc.*                   528,900
   17,000  Trega Biosciences, Inc.*                        54,188
                                                     ------------
                                                       18,613,270
                                                     ------------

           Restaurants -- 0.7%
  160,000  Ruby Tuesday, Inc.                           2,010,000
                                                     ------------

           Retailers -- 3.3%
    5,500  Amazon.com, Inc.*                              199,719
   75,125  Consolidated Stores Corp.*                     901,500
   22,600  Federated Department Stores*                   762,750
   53,900  Geerlings & Wade, Inc.*                        163,387
   33,200  Home Depot, Inc.                             1,657,925
   28,100  Kmart Corp.*                                   191,431
   66,500  Sears, Roebuck and Co.                       2,169,563
   16,000  TJX Companies, Inc.                            300,000
   13,400  Trans World Entertainment Corp.*               162,475
   45,100  Wal-Mart Stores, Inc.                        2,598,888
                                                     ------------
                                                        9,107,638
                                                     ------------

           Telephone Systems -- 5.2%
      700  Akamai Technologies*                            83,114
   57,650  AT&T Corp.                                   1,823,181
   41,800  Bell Atlantic Corp.                          2,123,963
   93,900  BellSouth Corp.                              4,002,488
    5,600  Exodus Communications, Inc.*                   257,950
   64,142  SBC Communications, Inc.                     2,774,142
    5,700  Sprint Corp.                                   290,700
    1,200  Telephone & Data Systems, Inc.                 120,300
    3,200  US West, Inc.                                  274,400
   60,000  WorldCom, Inc.*                              2,752,500
                                                     ------------
                                                       14,502,738
                                                     ------------

           Textiles, Clothing, and Fabrics -- 1.3%
   93,440  Albany International Corp.*                  1,354,880
    5,500  Jones Apparel Group, Inc.*                     129,250
  186,900  WestPoint Stevens, Inc.                      2,079,263
                                                     ------------
                                                        3,563,393
                                                     ------------

           Transportation -- 2.7%
   71,900  Canadian Pacific Ltd.                        1,882,881
   41,800  Circle International Group, Inc.             1,050,225
   35,000  CNF Transportation, Inc.                       796,250
   76,900  Fritz Companies, Inc.*                         793,031
   34,600  Kirby Corp.*                                   735,250
    5,400  Sabre Holdings Corp.                           153,900
   89,800  Wabtec Corp.                                   931,675
   34,000  XTRA Corp.*                                  1,340,875
                                                     ------------
                                                        7,684,087
                                                     ------------
           Total Common Stocks (Cost $231,109,618)    256,403,697
                                                     ------------

 TIFF US Equity Fund / Schedule of Investments (unaudited)       June 30, 2000

  Number
 of Shares                                                           Value +

           Commingled Investment Vehicles -- 0.0%
   1,100   S&P 500 Depositary Receipt (Cost $160,733)                  $159,809
                                                                   ------------

           Limited Partnerships -- 0.6%
           Gotham Partners
            (Cost $1,048,172) (a)(b)                                  1,616,429
                                                                   ------------

           Preferred Stocks -- 0.1%
   6,000   ClickAction, Inc. (a)                                         72,000
  20,000   Vicinity Corp. (a)                                           294,375
                                                                   ------------
           Total Preferred Stocks
            (Cost $227,500)                                             366,375
                                                                   ------------
                                                        Expiration
                                                           Date
           Warrants -- 0.2%
     600   ClickAction, Inc.                              0.000%              0
  20,000   Conductus, Inc. (a)                            0.000%        341,000
  35,000   Pacific Rim Mining Corp. (144A)++              0.000%        100,800
                                                                   ------------
           Total Warrants
            (Cost $100,800)                                             441,800
                                                                   ------------

  Principal                        Interest Maturity
   Amount                            Rate     Date      Value
             Short-Term Investments -- 7.5%

             Repurchase Agreement -- 6.9%
 $19,499,106 Investors Bank & Trust Company --
              Repurchase Agreement issued 6/30/00
              (proceeds at maturity $19,508,904)
              (Collateralized by $16,000,000
              FHLMC, 7.7375%, due 12/15/23, with a
              market value of $16,326,464;
              $3,919,400 SBA, 8.375%, due 4/25/24
              with a market value of $4,147,597)
             (Cost $19,499,106)     6.030%  07/03/00  $19,499,106
                                                     ------------

             US Treasury Security -- 0.6%#
   1,600,000 US Treasury Bill
              (Cost $1,579,409)+
                                    5.612%  09/21/00    1,579,840
                                                     ------------
             Total Short-Term Investments
              (Cost $21,078,515)                       21,078,946
                                                     ------------
             Total Investments -- 99.9%
              (Cost $253,725,338)                     280,067,056
             Other assets in excess of
              liabilities -- 0.1%                         253,379
                                                     ------------
             Net Assets -- 100.0%                    $280,320,435
                                                     ============
   Number
  of Shares                                            Value +
             Short Portfolio -- (0.0%)
             Communications -- (0.0%)
         600 Videolan Technologies, Inc.*                     $(1)
                                                     ------------
             Total Short Portfolio
              (Proceeds $77,718)                              $(1)
                                                     ============


     * Non-Income Producing Security
     + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial
       Statements.
     + See Note 2 to the Financial Statements.
    ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2000, the aggregate market value of these securities was $100,800 or 0.04% of net assets.
     # Interest Rate represents the yield to maturity at the time of purchase.
   (a) Security is valued in good faith under procedures established by the board of directors.
   (b) Restricted Security
 FHLMC Federal Home Loan Mortgage Corporation
   SBA Small Business Administration

    See accompanying Notes to Financial Statements

 TIFF Bond Fund / Schedule of Investments (unaudited)            June 30, 2000

  Principal                                   Interest  Maturity
   Amount                                       Rate      Date     Value +

             US Treasury Obligations -- 15.7%
    $200,000 US Treasury Bond                  5.250%   11/15/28     $177,000
     400,000 US Treasury Bond                  5.500%   08/15/28      366,875
     625,000 US Treasury Bond                  6.125%   11/15/27      623,047
   1,025,000 US Treasury Bond                  6.125%   08/15/29    1,035,891
   4,785,000 US Treasury Bond                  6.625%   02/15/27    5,073,598
     630,000 US Treasury Bond                  7.625%   02/15/07      640,237
     200,000 US Treasury Bond                  8.125%   05/15/21      243,500
   2,505,000 US Treasury Bond                  8.875%   02/15/19    3,217,359
   2,015,000 US Treasury Bond                 11.250%   02/15/15    2,965,828
   1,265,000 US Treasury Note                  5.625%   05/15/08    1,219,934
   2,360,000 US Treasury Note                  5.750%   08/15/03    2,319,439
   1,055,000 US Treasury Note                  6.500%   02/15/10    1,090,936
     220,000 US Treasury Note                  6.750%   05/15/05      225,156
   8,260,000 US Treasury Note                  7.000%   07/15/06    8,556,893
   4,070,000 US Treasury Strip                11.402%#  02/15/20    1,209,926
   6,350,000 US Treasury Strip                11.934%#  11/15/21    1,715,446
                                                                 ------------
             Total US Treasury Obligations
              (Cost $30,092,481)                                   30,681,065
                                                                 ------------

             US Government Agency Obligations -- Mortgage-Backed -- 48.4%
     680,000 FHLMC                             3.000%   07/15/21      575,613
   5,798,710 FHLMC                             6.000%   02/01/29    5,315,770
   1,875,000 FHLMC                             6.300%   03/15/23    1,811,119
   1,710,000 FHLMC                             7.000%   07/15/05    1,707,264
     635,000 FHLMC                             7.000%   02/15/20      630,714
     896,169 FHLMC                             7.500%   05/01/07      891,642
     721,586 FHLMC (IO)                        7.000%   05/15/08      105,141
     793,650 FHLMC (IO), Ser. 2201, Class I    8.000%   09/15/27      174,851
   1,740,000 FHLMC, Ser. 1973, Class PQ        8.000%   08/15/26      567,947
     741,000 FNMA                              5.125%   02/13/04      696,168
     725,000 FNMA                              6.000%   05/15/08      674,780
   3,984,765 FNMA                              6.500%   04/01/28    3,760,040
   2,917,665 FNMA                              6.500%   05/01/28    2,753,120
   3,536,809 FNMA                              6.500%   06/01/28    3,337,347
     475,000 FNMA                              6.550%   10/25/20      462,408
   1,185,000 FNMA                              6.625%   09/15/09    1,144,744
     660,000 FNMA                              7.000%   06/25/21      654,938
     957,074 FNMA                              7.000%   03/01/24      926,642
   6,550,000 FNMA                              7.250%   01/15/10    6,606,740
     999,901 FNMA                              7.500%   02/01/30      985,456
   5,999,401 FNMA                              7.500%   03/01/30    5,916,703
   5,999,405 FNMA                              7.500%   05/01/30    5,912,737
   5,299,631 FNMA                              7.500%   06/01/30    5,223,071
     568,064 FNMA                              9.000%   03/01/25      587,708
  10,970,000 FNMA (TBA)                        6.000%   07/20/15   10,373,506
   1,000,000 FNMA (TBA)                        6.500%   07/17/30      942,188
  14,200,000 FNMA (TBA)                        6.500%   08/16/30   13,370,180
   2,800,000 FNMA (TBA)                        7.500%   07/17/30    2,758,000
     473,837 FNMA Strip Ser. 249, Class 2      6.500%   10/25/23      143,644
     514,637 FNMA, Ser. 1997-68, Class CI      8.000%   05/18/27      150,612
     841,597 FNMA, Ser. 1999-52, Class OP      0.000%   10/25/29      432,896
     498,319 GNMA                              6.500%   12/15/28      473,020
   1,943,538 GNMA                              6.500%   03/15/29    1,844,577
     303,087 GNMA                              6.500%   04/15/29      287,654
   1,756,273 GNMA                              6.500%   05/15/29    1,666,847
     343,984 GNMA                              7.000%   07/15/23      335,843

  Principal                                      Interest Maturity
   Amount                                          Rate     Date     Value +

    $763,786 GNMA                                 7.000%  05/15/24     $745,374
     816,613 GNMA                                 7.000%  06/15/28      794,426
   3,607,462 GNMA                                 7.000%  12/15/28    3,508,781
     699,542 GNMA                                 7.500%  12/15/25      696,163
     591,244 GNMA                                 7.500%  06/15/26      588,095
     580,073 GNMA                                 7.500%  07/15/26      576,983
   1,244,184 GNMA                                 7.500%  08/15/27    1,237,146
     222,487 GNMA                                 9.500%  10/15/24      231,887
     222,102 GNMA II                              6.125%  12/20/17      223,755
     769,048 GNMA II                              6.375%  01/20/18      775,699
     650,041 GNMA II                              6.375%  04/20/24      650,018
     348,964 GNMA II                              6.625%  08/20/17      350,692
      70,141 GNMA II                              6.750%  09/20/21       70,497
                                                                   ------------
             Total US Government Agency
              Obligations-Mortgage-Backed
              (Cost $95,609,960)                                     94,651,146
                                                                   ------------

             Corporate Obligations -- 23.2%

             Aerospace and Defense -- 0.3%
     505,000 Raytheon Co.                         7.900%  03/01/03      507,402
                                                                   ------------

             Airlines -- 1.3%
     160,000 Air 2 US                            10.127%  10/01/20      162,584
     210,518 American Airlines, Ser. 1991-A,
              Class A-1                           9.710%  01/02/07      214,905
   1,000,000 Continental Airlines
              Pass Thru Sink Fund                 8.048%  11/01/20      998,200
     871,170 Northwest Airlines Corp.             8.304%  09/01/10      845,985
     245,000 United Airlines, Inc.                9.560%  10/19/18      247,063
                                                                   ------------
                                                                      2,468,737
                                                                   ------------

             Automotive -- 0.6%
     260,000 Chrysler Corp.                       7.450%  03/01/27      249,073
     615,000 Daimler Chrysler NA                  7.750%  06/15/05      621,089
     245,000 Ford Motor Credit Co.                7.875%  06/15/10      244,662
                                                                   ------------
                                                                      1,114,824
                                                                   ------------

             Banking -- 2.6%
     100,000 African Development Bank             8.800%  09/01/19      112,032
   1,250,000 Bank of America Corp.                6.625%  08/01/07    1,175,320
     225,000 Bank of America Corp.                7.875%  08/01/07      227,725
     380,000 Continental Bank NA                 12.500%  04/01/01      394,007
     325,000 Edison Mission                       7.330%  09/15/08      315,975
   1,200,000 First Union Corp.                    6.400%  04/01/08    1,084,486
     425,000 FNB Chicago                          8.080%  01/05/18      434,822
     185,000 International Bank Reconstruction
              & Development                       9.250%  07/15/17      221,782
   1,300,000 Westdeutsche Landesbank NY           6.050%  01/15/09    1,160,232
                                                                   ------------
                                                                      5,126,381
                                                                   ------------

             Chemicals -- 0.4%
     520,000 Lilly Del Mar, Inc.                  7.717%  08/01/29      517,418
     250,000 Lyondell Chemical Co.                9.875%  05/01/07      246,875
                                                                   ------------
                                                                        764,293
                                                                   ------------
             Commercial Services -- 0.4%
     265,000 ERAC USA Finance Co.                 8.250%  05/01/05      266,768
     340,000 Tosco Trust 2000-E (144A)++          8.580%  03/01/10      340,771
     250,000 United Rentals                       9.000%  04/01/09      221,250
                                                                   ------------
                                                                        828,789
                                                                   ------------

 TIFF Bond Fund / Schedule of Investments (unaudited)            June 30, 2000

  Principal                                      Interest Maturity
   Amount                                          Rate     Date     Value +

             Communications -- 0.5%
    $906,568 Jasmine Submarine
              Telecommunications (144A)++         8.483%  05/30/11     $830,978
      75,000 Williams Communications Group,
              Inc.                               10.875%  10/01/09       73,313
                                                                   ------------
                                                                        904,291
                                                                   ------------

             Computers and Information -- 0.7%
   1,250,000 IBM Corp.                            6.500%  01/15/28    1,128,988
     225,000 Unova, Inc.                          6.875%  03/15/05      198,897
                                                                   ------------
                                                                      1,327,885
                                                                   ------------

             Diversified -- 0.1%
     246,000 Edperbrascan Corp.                   7.125%  12/16/03      233,497
                                                                   ------------

             Education -- 0.1%
     215,000 Eaton Corp.                          6.950%  11/15/04      208,864
                                                                   ------------

             Electric Utilities -- 0.9%
     250,000 AES Corp.                            8.500%  11/01/07      228,125
     145,000 Great Lakes Power, Inc.              8.300%  03/01/05      143,225
   1,000,000 NRG Energy South Central             8.962%  03/15/16    1,011,892
     104,932 RGS (AEGCO) Funding Co.              9.810%  12/07/21      116,784
     355,000 Sithe/Independence Funding           9.000%  12/30/13      366,736
                                                                   ------------
                                                                      1,866,762
                                                                   ------------

             Electronics -- 0.2%
     500,000 Tektronix, Inc.                      7.500%  08/01/03      501,931
                                                                   ------------

             Entertainment and Leisure -- 0.2%
     250,000 Park Place Entertainment             7.875%  12/15/05      235,000
     200,000 Station Casinos (144A)*              8.875%  12/01/08      190,500
                                                                   ------------
                                                                        425,500
                                                                   ------------

             Financial Services -- 5.2%
     545,000 Aristar, Inc.                        7.750%  06/15/01      547,138
     990,000 Associates Corp. of North America    5.800%  04/20/04      927,806
   1,200,000 Bear Stearns Co., Inc.               6.750%  12/15/07    1,096,493
     550,000 Goldman Sachs Group, Inc.            7.800%  01/28/10      544,986
     714,000 Husky Terra Nova Finance Ltd.        8.450%  02/01/12      707,574
     760,000 Kern River Funding Corp. (144A)++    6.720%  09/30/01      754,178
     955,000 Morgan Stanley Dean Witter & Co.     8.100%  06/24/02      968,280
     430,000 Natexis Ambs Co., L.L.C.             8.440%  12/29/49      403,126
   1,250,000 Pepsi Bottling Holding               5.625%  02/17/09    1,099,096
     385,000 Ras Laffan-Lincs, Ser. 1997-11
              (144A)++                            7.850%  03/18/14      385,061
   1,200,000 Sears Roebuck Acceptance             6.000%  03/20/03    1,150,466
   1,000,000 Sprint Capital Corp.                 6.900%  05/01/19      887,612
     700,000 Telecom New Zealand Finance          6.250%  02/10/03      682,208
                                                                   ------------
                                                                     10,154,024
                                                                   ------------

  Principal                                     Interest Maturity
   Amount                                         Rate     Date     Value +


             Forest Products and Paper -- 0.3%
    $650,000 International Paper Co. (144A)++    8.125%  07/08/05     $655,734
                                                                  ------------
             Healthcare Providers -- 0.2%
     400,000 Tenet Healthcare Corp.              8.625%  01/15/07      382,000
                                                                  ------------

             Heavy Machinery -- 0.8%
   1,000,000 Caterpillar, Inc.                   6.625%  07/15/28      845,225
   1,035,000 Cummins Engine Co., Inc.            5.650%  03/01/66      635,410
                                                                  ------------
                                                                     1,480,635
                                                                  ------------

             Industrial -- 0.3%
     540,000 Yosemite Security Trust I           8.250%  11/15/04      537,523
                                                                  ------------

             Insurance -- 1.2%
     335,000 Anthem Insurance                    9.000%  04/01/27      270,413
     425,000 Anthem Insurance (144A)++           9.125%  04/01/10      393,320
   1,190,000 Florida Windstorm Underwriting      6.500%  08/25/02    1,167,959
     205,000 Liberty Mutual Insurance            7.875%  10/15/26      172,165
     410,000 URC Holdings Corp. (144A)++         7.875%  06/30/06      415,136
                                                                  ------------
                                                                     2,418,993
                                                                  ------------

             Media -- Broadcasting and Publishing -- 0.2%
     250,000 Century Communications              0.000%  03/15/03      184,063
     100,000 Chancellor Media Corp.              9.000%  10/01/08      103,000
     200,000 Hollinger International
              Publishing, Inc.                   8.625%  03/15/05      197,750
                                                                  ------------
                                                                       484,813
                                                                  ------------

             Medical Supplies -- 0.1%
     250,000 Owens & Minor                      10.875%  06/01/06      256,250
                                                                  ------------

             Metals and Mining -- 0.1%
     250,000 California Steel Industries         8.500%  04/01/09      228,750
                                                                  ------------

             Oil and Gas -- 2.8%
   1,500,000 El Paso Natural Gas Co.             6.750%  11/15/03    1,469,291
     500,000 Global Marine, Inc.                 7.125%  09/01/07      474,581
   1,000,000 Occidental Petroleum                8.450%  02/15/29    1,029,977
     420,000 Oneok, Inc.                         7.750%  05/31/05      421,000
     645,000 Petroleum Geo-Services ASA          7.125%  03/30/28      533,603
     270,000 PG&E Gas Transmission               7.100%  06/01/05      268,844
     940,000 Phillips Petroleum Co.              8.500%  05/25/05      972,765
     195,000 Trans-Canada Pipeline Ltd.          9.875%  01/01/21      226,804
                                                                  ------------
                                                                     5,396,865
                                                                  ------------

             Real Estate -- 0.4%
     350,000 HMH Properties                      7.875%  08/01/05      323,750
      50,000 Rouse Co.                           8.500%  01/15/03       50,588
     395,000 Societe Generale Real Estate LLC    7.640%  12/29/49      359,572
                                                                  ------------
                                                                       733,910
                                                                  ------------

 TIFF Bond Fund / Schedule of Investments (unaudited)            June 30, 2000

  Principal                                      Interest Maturity
   Amount                                          Rate     Date     Value +

             Retailers -- 0.5%
  $1,000,000 Federated Department Stores          7.450%  07/15/17     $914,343

             Telephone Systems -- 1.8%
   1,565,000 Compania Telecom Chile               7.625%  07/15/06    1,503,384
   1,000,000 GTE Florida, Inc.                    6.310%  12/15/02      976,544
   1,000,000 WorldCom, Inc.                       7.750%  04/01/07      999,857
                                                                   ------------
                                                                      3,479,785
                                                                   ------------

             Transportation -- 1.0%
   1,000,000 Norfolk Southern Corp.               6.950%  05/01/02      991,908
   1,175,000 Windsor Petroleum Transportation
              (144A)++                            7.840%  01/15/21      987,000
                                                                   ------------
                                                                      1,978,908
                                                                   ------------
             Total Corporate Obligations
              (Cost $46,668,051)                                     45,381,689
                                                                   ------------
             Asset-Backed Securities -- 18.3%
     191,390 Advanta Mortgage Loan Trust, Ser.
              1997-1, Class B1F                   8.150%  05/25/27      186,741
     685,246 Americredit Auto Receivables
              Trust, Ser. 1997-C, Class A3        6.300%  07/05/03      681,121
     862,944 Amresco Mortgage Loan Trust, Ser.
              1997-1, Class B1F                   7.915%  03/25/27      853,780
   1,425,000 Amresco Residential Securities
              Mortgage Loan, Ser. 1997-1,
              Class A8                            7.240%  03/25/27    1,403,554
     400,000 California Infrastructure SCE,
              Ser. 1997-1, Class A6               6.380%  09/25/08      387,728
   1,400,000 Chase Credit Card Master Trust
              (FRN), Ser. 2000-2, Class A         6.751%  07/15/05    1,400,728
   1,250,000 Chase Credit Card Master Trust,
              Ser. 1999-3, Class A                6.660%  01/15/07    1,226,225
   1,300,000 Citibank Credit Card Master Trust
              (FRN), Ser. 1997-2, Class A         6.550%  02/15/04    1,285,505
   1,105,000 Contimortage Home Equity Loan
              Trust, Ser. 1997-5, Class A6        6.870%  03/15/24    1,057,640
   2,000,000 CS First Boston Mortgage
              Securities Corp., Ser. 1998-C1,
              Class A1B                           6.480%  05/17/08    1,881,784

  Principal                                      Interest Maturity
   Amount                                          Rate     Date     Value +

    $800,000 Daimler Chrysler Auto Trust, Ser.
              2000-A, Class A3                    7.090%  12/06/03     $800,136
     630,000 Discover Card Master Trust I,
              Ser. 1994-4, Class A                5.650%  11/16/04      612,990
   2,500,000 First Union Lehman Brothers Bank
              of America, Ser. 1998-C2, Class
              A2                                  6.560%  11/18/08    2,372,797
   1,620,000 Ford Credit Auto Owner Trust,
              Ser. 2000-A, Class A4               7.090%  11/17/03    1,618,026
   2,000,000 GMAC Commercial Mortgage
              Securities, Inc., Ser. 1998-C2,
              Class A2                            6.420%  08/15/08    1,874,920
   1,095,000 Household Automotive Trust, Ser.
              2000-2, Class A3                    7.340%  11/17/04    1,099,021
   1,053,115 LB Commercial Conduit Mortgage
              Trust, Ser. 1998-C4, Class A1A      5.870%  08/15/06    1,002,460
   1,000,000 MBNA Master Credit Card Trust,
              Ser. 1997-F, Class A                6.600%  11/15/04      990,820
   1,100,000 MBNA Master Credit Card Trust,
              Ser. 2000-A, Class A                7.350%  07/16/07    1,108,525
   5,000,000 Nomura Asset Securities Corp.,
              Ser. 1998-D, Class A                6.590%  03/17/28    4,757,360
   1,609,334 Norwest Asset Securities Corp.,
              Ser. 1998-33, Class A3              6.000%  01/25/29    1,280,175
     138,261 Olympic Auto Receivable Trust,
              Ser. 1996-C, Class A4               6.800%  03/15/02      138,254
   1,010,000 Olympic Auto Receivable Trust,
              Ser. 1996-D, Class A5               6.250%  02/15/05    1,001,415
     281,653 Olympic Auto Receivable Trust,
              Ser. 1997-A, Class A4               6.625%  12/15/02      281,431
     755,000 Olympic Auto Receivable Trust,
              Ser. 1997-A, Class A5               6.800%  02/15/05      751,633
     175,000 Pemex Finance Ltd., Ser. 2000-1,
              Class A1                            9.030%  02/15/11      180,561

 TIFF Bond Fund / Schedule of Investments (unaudited)            June 30, 2000

 Principal                                         Interest Maturity
  Amount                                             Rate     Date    Value +
  $336,763 Premier Auto Trust, Ser. 1997-2,
            Class A4                                6.250%  06/06/01   $336,598
 1,160,000 Providian Trust, Ser. 1997-4, Class A    6.250%  06/15/07  1,138,911
   700,000 Saxon Asset Securities Trust, Ser.
            1997-3, Class AF6                       6.730%  03/25/27    672,406
   876,842 Saxon Asset Securities Trust, Ser.
            2000-1, Class BF1A                      8.990%  06/25/01    871,011
 1,875,000 UCFC Home Equity Loan, IO, Ser. 1997-
            C, Class A                              8.000%  09/15/00     22,558
   370,000 UCFC Home Equity Loan, Ser. 1997-A1,
            Class A6                                7.435%  11/15/24    368,431
   700,000 UCFC Home Equity Loan, Ser. 1997-C,
            Class A7                                6.845%  01/15/29    679,490
   485,000 UCFC Home Equity Loan, Ser. 1997-D,
            Class A5                                6.755%  11/15/23    470,038
    58,755 Union Acceptance Corp., IO, Ser.
            1996-D, Class I                         3.000%  01/08/04        119
   740,462 Union Acceptance Corp., IO, Ser.
            1997-B, Class I                         1.850%  06/08/27      3,702
   450,000 Union Acceptance Corp., Ser. 1999-D,
            Class A2                                6.450%  01/08/03    449,046
   500,000 WFS Financial Owner Trust, Ser. 1999-
            C, Class A2                             6.920%  01/20/04    498,500
                                                                     ----------
           Total Asset-Backed Securities
            (Cost $36,818,561)                                       35,746,140
                                                                     ----------

           Foreign Obligations -- 0.8%
   190,000 New Brunswick (Province)                 9.750%  05/15/20    232,037
   265,000 Ontario Hydro                            6.100%  01/30/08    246,350
   245,000 Province of Ontario                      7.750%  06/04/02    247,520
   335,000 Quebec Province                          7.500%  09/15/29    328,497
   510,000 State of Qatar                           9.750%  06/15/30    498,902
                                                                     ----------
           Total Foreign Obligations
            (Cost $1,543,210)                                         1,553,306
                                                                     ----------


   Number
 of Shares

            Preferred Stocks -- 1.2%
        705 Centaur Funding Corp. (144A)++*                 701,920
     10,325 Duke Realty Investment                          413,323
      1,110 Pinto Totta International Finance (144A)++    1,023,281
      7,500 SPG Properties, Inc.                            286,875
                                                         ----------
            Total Preferred Stocks
             (Cost $2,601,786)                            2,425,399
                                                         ----------

  Principal                                Interest Maturity
   Amount                                    Rate     Date     Value +
             Short-Term Investments -- 7.3%

             Repurchase Agreements -- 6.4%
 $10,707,026 Investors Bank & Trust Co.--
              Repurchase Agreement issued
              6/30/00 (proceeds at maturity
              $10,712,406) (Collateralized by
              $11,149,102 FHLMC, 7.4175%, due
              10/15/23, with a market value of
             $11,243,593)                   6.030%  07/03/00  $10,707,026
   1,800,000 Morgan Stanley Dean Witter & Co.--
              Repurchase Agreement, issued
              6/30/00 (proceeds at maturity
              $1,802,310) (Collateralized by
              $1,827,942 FNMA ARM, 7.291%, due
              01/01/25, with a market
             value of $1,837,153)           6.600%  07/06/00    1,800,000
                                                             ------------
             Total Repurchase Agreements
              (Cost $12,507,026)                               12,507,026
                                                             ------------

             US Treasury Securities -- 0.9%#
      25,000 US Treasury Bill+              5.730%  10/05/00       24,625
      10,000 US Treasury Bill+              6.088%  12/14/00        9,729
   1,780,000 US Treasury Bill+              6.679%  07/13/00    1,775,776
                                                             ------------
             Total US Treasury Securities
              (Cost $1,810,116)                                 1,810,130
                                                             ------------
             Total Short-Term Investments
              (Cost $14,317,142)                               14,317,156
                                                             ------------
             Total Investments  -- 114.9%
              (Cost $227,651,191)                             224,755,901
             Liabilities in excess of other assets --
               (14.9%)                                        (29,199,607)
                                                             ------------
             Net Assets -- 100.0%                            $195,556,294
                                                             ============

  Number
 of Shares

           Short
           Portfolio --
            (2.0%)

           Banking --
            (2.0%)
 4,000,000 GNMA (TBA),
            7.000%,
            07/24/30       (3,887,500)
                         ------------
           Total Short
            Portfolio
            (Proceeds
            $3,908,750)  $ (3,887,500)
                         ------------

 TIFF Bond Fund / Schedule of Investments (unaudited)            June 30, 2000


Summary of Industry Classifications (as a % of total market value):

Basic Industries             0.6
Consumer Cyclical            4.1
Consumer Non-Cyclical        0.3
Education                    0.1
Energy                       2.4
Financial Services          23.5
Industrial                   1.4
Metals and Mining            0.1
Miscellaneous                0.6
Repurchase Agreements        5.6
Technology                   1.4
Transportation               0.9
US Government Obligations   42.1
US Treasury Obligations     14.4
Utilities                    2.5
                           -----
  Total                    100.0%
                           =====

     * Non-Income Producing Security
     + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial
       Statements.
     + See Note 2 to the Financial Statements.
    ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2000, the aggregate market value of these securities was $6,677,879 or 3.41% of net assets.
     # Interest rate represents the yield to maturity at the time of purchase.
   ARM Adjustable Rate Mortgage
 FHLMC Federal Home Loan Mortgage Corporation
  FNMA Federal National Mortgage Association
   FRN Floating Rate Note
  GNMA Government National Mortgage Association
    IO Interest-Only Security
   TBA To be announced

    See accompanying Notes to Financial Statements.

 TIFF Short-Term Fund / Schedule of Investments (unaudited)      June 30, 2000

 Principal                                        Interest Maturity
   Amount                                           Rate     Date     Value +

            Asset-Backed Securities -- 68.4%
  2,281,793 Amortizing Residential Collateral
             Trust (FRN), Ser. 2000-BC1, Class
             A1                                    6.930%  04/25/29   2,294,229
    729,085 Banc One Home Equity Trust, Ser.
             1999-1, Class A1                      6.060%  01/25/12     721,145
    183,201 BankBoston Trust, Ser. 1998-1,
             Class A1                              6.460%  04/25/12     182,342
    668,037 BCI Home Equity Loan (FRN), Ser.
             1996-1, Class A                       6.791%  04/28/26     667,943
  2,131,961 BMW Vehicle Owner Trust, Ser. 1999-
             A                                     6.160%  12/25/01   2,125,655
  3,000,000 Bombardier Receivables Master Trust
             I (FRN), Ser. 1997-1, Class A         6.771%  04/15/04   3,000,780
  3,000,000 Capital Auto Receivables Asset
             Trust, Ser. 1999-2                    6.060%  06/15/02   2,990,625
  3,000,000 Capital One Master Trust (FRN),
             Ser. 1996-2                           6.751%  02/15/05   3,002,813
  1,597,226 Countrywide Home Equity Loan Trust
             (FRN), Ser. 1998-A, Class A           6.713%  03/15/24   1,595,948
  1,666,078 Delta Funding Home Equity Funding,
             Ser. 1998-1, Class A2                 6.310%  08/25/19   1,657,031
  2,000,000 Discover Card Master Trust I (FRN),
             Ser. 1994-2, Class A                  7.001%  10/16/04   2,007,800
    369,464 EQCC Home Equity Loan Trust, Ser.
             1997-1                                6.840%  09/15/11     369,320
     68,183 FNMA, Ser. 1993-163, Class BK          6.150%  11/25/17      67,881
  2,201,711 FNMA, Ser. 2044, Class PH              6.000%  08/15/15   2,184,535
  3,000,000 Gracechurch Card Funding plc
             (FRB) (a)                             6.831%  11/15/04   3,000,938
    685,209 HFC Revolving Home Equity Loan
             Trust (FRN), Ser. 1996-1, Class A     6.851%  07/20/17     684,188
  3,000,000 Lakeshore Commercial Loan Master
             Trust (FRN), Ser. 1998-AA, Class
             A2 (144A) (a) ++                      6.420%  07/25/04   2,996,719
  3,000,000 Leaf Master Trust I, Ser. 1999-1,
             Class A1 (FRN) (a)                    7.020%  11/15/04   3,005,156
  3,000,000 MBNA Master Credit Card Trust
             (FRN), Ser. 1995-I, Class A           6.821%  03/15/03   3,001,740
  2,413,920 Newcourt Equipment Trust
             Securities, Ser. 1998-2, Class A3     5.450%  10/15/02   2,391,084

 Principal                                    Interest Maturity
   Amount                                       Rate     Date     Value +

  1,850,636 Premier Auto Trust, Ser. 1997-
             1, Class A4                       6.350%  04/06/02   1,848,341
  2,800,193 Provident Bank Home Equity Loan
             Trust, Ser. 1996-2, Class A2      6.850%  01/25/28   2,776,391
    279,320 Residential Funding Mortgage
             Securities (FRN), Ser.
             1998-HS1, Class A                 6.831%  06/22/23     278,927
  2,731,371 Residential Funding Mortgage
             Securities I, Ser. 1997-S11,
             Class A2                          7.000%  08/25/12   2,718,206
  3,000,000 Sears Credit Account Master
             Trust, Ser. 1998-1, Class A       5.800%  08/15/05   2,974,110
  3,000,000 SLM Student Loan Trust, Ser.
             2000-B, Class A1 (FRN)            6.889%             2,995,950
  3,158,602 Student Loan Marketing
             Association, Ser. 1999-3,
             Class A1                          6.390%  01/25/07   3,158,065
                                                                -----------
            Total Asset-Backed Securities (Cost
             $54,757,523)                                        54,697,862
                                                                -----------
            US Treasury Obligations -- 13.9%
 11,200,000 US Treasury Note (Cost
             $11,099,715)                      4.625%  12/31/00  11,098,506
                                                                -----------

            Commercial Paper -- 12.1%
            Banking -- 7.2%
  3,500,000 Svenska Handelsbank Inc.           0.000%  12/11/00   3,381,801
  2,500,000 Swedbank                           0.000%  03/09/01   2,383,163
                                                                -----------
                                                                  5,764,964
                                                                -----------

            Communications -- 1.8%#
  1,500,000 British Telecommunications plc
                                               0.000%  09/06/00   1,455,485
                                                                -----------

            Cosmetics and Personal Care -- 3.1%
  2,500,000 Gillette Co.                       0.000%  07/05/00   2,497,604
                                                                -----------
            Total Commercial Paper (Cost $9,718,053)              9,718,053
                                                                -----------

            US Treasury Security -- 0.8%
    600,000 US Treasury Bill
             (Cost $587,673) +                 5.906%  11/02/00     588,105

            Time Deposit -- 3.1%
  2,500,000 Bayerische Hypotheken und
             Weschel Bank AG
             (Cost $2,500,237)                 7.250%  05/14/01   2,501,565
                                                                -----------
            Total Short-Term Investments (Cost
             $12,805,963)                                        12,807,723
                                                                -----------

            Total Investments -- 98.3%
             (Cost $78,663,201)                                  78,604,091
            Other assets in excess of liabilities -- 1.7%         1,338,177
                                                                -----------
            Net Assets -- 100.0%                                $79,942,268
                                                                ===========

 TIFF Short-Term Fund / Schedule of Investments (unaudited)      June 30, 2000

Summary of Industry
Classifications (as a %
of total market value):

Consumer Cyclical            5.1%
Consumer Non-Cyclical        3.2
Financial Services          61.3
Industrial                   3.0
Technology                   1.8
US Government Obligations   25.6
                           -----
 Total                     100.0%
                           =====

    + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial
      Statements.
    + See Note 2 to the Financial Statements.
   ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2000, the aggregate market value of these securities was $2,996,719 or 3.75% of net assets.
    # Interest Rate represents the yield to maturity at the time of purchase.
  (a) Security is valued in good faith under procedures established by the board of directors.
 FNMA Federal National Mortgage Association
  FRB Floating Rate Bond
  FRN Floating Rate Note

                See accompanying Notes to Financial Statements.

 Statement of Assets and Liabilities (unaudited)                 June 30, 2000


                                                         TIFF          TIFF
                                        TIFF Multi-  International   Emerging
                                         Asset Fund   Equity Fund  Markets Fund
                                           (MAF)         (IEF)        (EMF)
Assets
Investments in securities, at value
 (Cost: MAF $205,840,949; IEF
 $199,186,946; EMF $70,781,511)         $232,565,610 $227,454,547  $77,597,273
Cash                                       3,000,000      253,169      190,479
Foreign currency (Cost: IEF $436,192;
 EMF $322,073)                                    --      513,590      319,442
Receivable for securities sold             3,913,431    7,806,787    1,131,368
Interest receivable                          702,339       67,437       16,175
Dividends and tax reclaims receivable        214,366      706,290      126,478
Variation margin on financial futures
 contracts receivable                         61,324           --           --
                                        ------------ ------------  -----------
Total assets                             240,457,070  236,801,820   79,381,215
                                        ------------ ------------  -----------
Liabilities
Payable for collateral on securities
 on loan                                          --   13,139,601    1,276,284
Payable for securities purchased           8,725,552    4,386,763      937,731
Variation margin on financial futures
 contracts payable                                --        4,022           --
Net unrealized depreciation on forward
 currency contracts                           10,990       30,935        1,658
Due to subcustodian                          183,672           --           --
Accrued expenses and other liabilities        67,196      129,144      252,425
                                        ------------ ------------  -----------
Total liabilities                          8,987,410   17,690,465    2,468,098
                                        ------------ ------------  -----------
Net Assets                              $231,469,660 $219,111,355  $76,913,117
                                        ============ ============  ===========
Shares Outstanding (authorized
 500,000,000 shares, par value $0.001
 for each Fund)                           16,730,365   16,799,178    9,196,311
                                        ============ ============  ===========
Net Asset Value per Share                     $13.84       $13.04        $8.36
                                        ============ ============  ===========
Components of Net Assets
Capital stock                           $190,709,991 $180,814,580  $87,568,611
Undistributed (distributions in excess
 of) net investment income                   472,139      103,903   (2,815,713)
Accumulated net realized gain (loss)
 on investments                           13,678,804   10,001,715  (14,654,304)
Net unrealized appreciation on
 investments, financial futures
 contracts, forward currency
 contracts, and translation of assets
 and liabilities denominated in
 foreign currencies                       26,608,726   28,191,157    6,814,523
                                        ------------ ------------  -----------
                                        $231,469,660 $219,111,355  $76,913,117
                                        ============ ============  ===========


See accompanying Notes to Financial Statements.

 Statement of Assets and Liabilities (unaudited)                 June 30, 2000


                                          TIFF US        TIFF      TIFF Short-
                                        Equity Fund    Bond Fund    Term Fund
                                           (USEF)        (BF)         (STF)
Assets
Investments in securities, at value
 (Cost: USEF $253,725,338; BF
 $227,651,191; STF $78,663,201)         $280,067,056 $224,755,901  $78,604,091
Cash                                              --       74,091           --
Receivable for capital stock sold                 --           --      147,885
Receivable for securities sold             1,870,277   23,608,829    1,930,217
Interest receivable                            3,266    2,587,141      355,789
Deposit with broker for short sales               --    3,926,639           --
Dividends and tax reclaims receivable        274,716       17,709           --
Variation margin on financial futures
 contracts receivable                        143,925           --           --
                                        ------------ ------------  -----------
Total assets                             282,359,240  254,970,310   81,037,982
                                        ------------ ------------  -----------
Liabilities
Payable for securities purchased           2,024,184   55,058,495    1,007,251
Market value of securities sold short
 (proceeds: USEF $77,718; BF
 $3,908,750)                                       1    3,887,500           --
Variation margin on financial futures
 contracts payable                                --       20,620           --
Dividends payable from net investment
 income                                           --      392,779       41,943
Due to subcustodian                               --           --       22,675
Accrued expenses and other liabilities        14,620       54,622       23,845
                                        ------------ ------------  -----------
Total liabilities                          2,038,805   59,414,016    1,095,714
                                        ------------ ------------  -----------
Net Assets                              $280,320,435 $195,556,294  $79,942,268
                                        ============ ============  ===========
Shares Outstanding (authorized
 500,000,000 shares, par value $0.001
 for each Fund)                           17,580,819   20,331,964    8,039,887
                                        ============ ============  ===========
Net Asset Value per Share                     $15.94        $9.62        $9.94
                                        ============ ============  ===========
Components of Net Assets
Capital stock                           $219,585,402 $204,578,569  $80,433,669
Undistributed (distributions in excess
 of) net investment income                 1,534,735      307,054      (13,326)
Accumulated net realized gain (loss)
 on investments                           33,121,923   (6,000,912)    (491,978)
Net unrealized appreciation
 (depreciation) on investments, short
 sales, financial futures contracts,
 forward currency contracts, and
 translation of assets and liabilities
 denominated in foreign currencies        26,078,375   (3,328,417)      13,903
                                        ------------ ------------  -----------
                                        $280,320,435 $195,556,294  $79,942,268
                                        ============ ============  ===========


See accompanying Notes to Financial Statements.

 Statement of Operations (unaudited)    For the Six Months Ended June 30, 2000


                                  TIFF Multi-  TIFF International TIFF Emerging
                                  Asset Fund      Equity Fund     Markets Fund
                                     (MAF)           (IEF)            (EMF)
Investment income
Interest                          $ 1,843,295     $    561,426     $    32,012
Dividends (net of withholding
 taxes of: MAF $59,478; IEF
 $275,179; EMF $28,121)             1,404,951        2,162,131         550,681
                                  -----------     ------------     -----------
 Total investment income            3,248,246        2,723,557         582,693
                                  -----------     ------------     -----------
Operating expenses
Investment advisory fees              227,036          167,389          60,729
Money manager fees                    523,557          783,619         610,379
Custodian and accounting fees         165,773          216,846         163,253
Administration fees                    63,848           55,310          22,752
Shareholder recordkeeping fees         15,786           15,234           5,649
Professional fees                      42,013           38,810          31,164
Insurance expenses                      4,942            5,014           1,729
Registration and filing fees            8,840           21,074          12,618
Miscellaneous fees and expenses         5,048            4,518              --
                                  -----------     ------------     -----------
 Total operating expenses           1,056,843        1,307,814         908,273
                                  -----------     ------------     -----------
Net investment income (loss)        2,191,403        1,415,743        (325,580)
                                  -----------     ------------     -----------
Net realized and unrealized gain
 (loss) on investments,
 financial futures contracts,
 forward currency contracts, and
 foreign currency-related
 transactions
Net realized gain (loss) on:
 Investments (net of withholding
  taxes of: IEF $244; EMF
  $454,386)                         3,827,102       10,890,198       4,281,893
 Financial futures contracts          520,111         (735,179)             --
 Forward currency contracts and
  foreign currency-related
  transactions                         61,009       (1,420,535)        (35,406)
                                  -----------     ------------     -----------
Net realized gain                   4,408,222        8,734,484       4,246,487
                                  -----------     ------------     -----------
Net change in unrealized
 appreciation (depreciation) on:
 Investments                        1,603,811      (17,589,966)     (8,867,836)
 Financial futures contracts       (1,614,281)      (3,051,738)             --
 Forward currency contracts and
  other assets and liabilities
  denominated in foreign
  currencies                          (22,761)         463,990           1,464
                                  -----------     ------------     -----------
Net change in unrealized
 appreciation (depreciation)          (33,231)     (20,177,714)     (8,866,372)
                                  -----------     ------------     -----------
Net realized and unrealized gain
 (loss)                             4,374,991      (11,443,230)     (4,619,885)
                                  -----------     ------------     -----------
Net increase (decrease) in net
 assets resulting from
 operations                       $ 6,566,394     $(10,027,487)    $(4,945,465)
                                  ===========     ============     ===========


See accompanying Notes to Financial Statements.

 Statement of Operations (unaudited)    For the Six Months Ended June 30, 2000


                                           TIFF US        TIFF     TIFF Short-
                                         Equity Fund   Bond Fund    Term Fund
                                            (USEF)        (BF)        (STF)
Investment income
Interest                                 $    593,546  $6,892,761  $2,644,563
Dividends (net of withholding taxes of:
 USEF $46,554)                              1,772,042     175,085          --
                                         ------------  ----------  ----------
 Total investment income                    2,365,588   7,067,846   2,644,563
                                         ------------  ----------  ----------
Operating expenses
Investment advisory fees                      207,330      94,548      12,872
Money manager fees                            630,425     176,157      80,331
Custodian and accounting fees                 110,020     103,260      19,878
Administration fees                            77,775      53,191      24,138
Shareholder recordkeeping fees                 21,712      16,884      14,141
Professional fees                              27,505      28,280      18,498
Insurance expenses                              5,993       4,002       1,971
Registration and filing fees                   16,630      14,698      12,561
Miscellaneous fees and expenses                 6,380       3,193          --
                                         ------------  ----------  ----------
 Total operating expenses before fee
  waivers/reimbursements                    1,103,770     494,213     184,390
 Fee waivers/reimbursements                        --          --     (34,226)
                                         ------------  ----------  ----------
 Total operating expenses                   1,103,770     494,213     150,164
                                         ------------  ----------  ----------
Net investment income                       1,261,818   6,573,633   2,494,399
                                         ------------  ----------  ----------
Net realized and unrealized gain (loss)
 on investments, short sales, financial
 futures contracts, forward currency
 contracts, and foreign currency-
 related transactions
Net realized gain (loss) on:
 Investments                               16,348,851  (2,662,509)    (48,930)
 Short sales                                  282,500     (91,875)         --
 Financial futures contracts                  312,746     168,329    (129,971)
 Forward currency contracts and Foreign
  currency related transactions                  (478)         --          --
                                         ------------  ----------  ----------
Net realized gain (loss)                   16,943,619  (2,586,055)   (178,901)
                                         ------------  ----------  ----------
Net change in unrealized appreciation
 (depreciation) on:
 Investments                              (14,485,493)  3,033,082      83,735
 Short sales                                    3,862      21,250          --
 Financial futures contracts                 (748,317)   (762,846)    104,225
Forward currency contracts and other
 assets and liabilities denominated in
 foreign currencies                                15          --          --
                                         ------------  ----------  ----------
Net change in unrealized appreciation
 (depreciation)                           (15,229,933)  2,291,486     187,960
                                         ------------  ----------  ----------
Net realized and unrealized gain (loss)     1,713,686    (294,569)      9,059
                                         ------------  ----------  ----------
Net increase in net assets resulting
 from operations                         $  2,975,504  $6,279,064  $2,503,458
                                         ============  ==========  ==========


See accompanying Notes to Financial Statements.

 Statement of Changes in Net Assets


                                    TIFF                 TIFF International
                              Multi-Asset Fund               Equity Fund
                          --------------------------  --------------------------
                           Six Months                  Six Months
                             Ended                       Ended
                            6/30/00      Year Ended     6/30/00      Year Ended
                          (unaudited)     12/31/99    (unaudited)     12/31/99
Increase (decrease) in
 net assets from
 operations
Net investment income     $  2,191,403  $  6,059,036  $  1,415,743  $  3,115,767
Net realized gain on
 investments, financial
 futures contracts,
 forward currency
 contracts, and foreign
 currency-related
 transactions                4,408,222    16,417,683     8,734,484    32,754,830
Net change in unrealized
 appreciation
 (depreciation) on
 investments, financial
 futures contracts,
 forward currency
 contracts, and
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                    (33,231)   31,680,568   (20,177,714)   39,588,697
                          ------------  ------------  ------------  ------------
Net increase (decrease)
 in net assets resulting
 from operations             6,566,394    54,157,287   (10,027,487)   75,459,294
                          ------------  ------------  ------------  ------------
Distributions
From net investment
 income                             --    (7,561,262)           --      (852,385)
In excess of net
 investment income                  --    (1,719,264)           --    (1,311,840)
From net realized gains             --    (1,214,104)           --   (25,098,023)
                          ------------  ------------  ------------  ------------
Decrease in net assets
 resulting from
 distributions                      --   (10,494,630)           --   (27,262,248)
                          ------------  ------------  ------------  ------------
Capital share
 transactions, net (see
 Appendix D)               (13,741,017)  (96,865,705)  (17,289,905)  (61,798,179)
                          ------------  ------------  ------------  ------------
Total decrease in net
 assets                     (7,174,623)  (53,203,048)  (27,317,392)  (13,601,133)
Net assets
Beginning of period        238,644,283   291,847,331   246,428,747   260,029,880
                          ------------  ------------  ------------  ------------
End of period             $231,469,660  $238,644,283  $219,111,355  $246,428,747
                          ============  ============  ============  ============
Undistributed
 (distributions in
 excess of) net
 investment income        $    472,139  $ (1,719,264) $    103,903  $ (1,311,840)


See accompanying Notes to Financial Statements.

 Statement of Changes in Net Assets


                                   TIFF                      TIFF US
                           Emerging Markets Fund           Equity Fund
                          ------------------------  --------------------------
                          Six Months                 Six Months
                             Ended                     Ended
                            6/30/00    Year Ended     6/30/00      Year Ended
                          (unaudited)   12/31/99    (unaudited)     12/31/99
Increase (decrease) in
 net assets from
 operations
Net investment income
 (loss)                   $  (325,580) $     9,862  $  1,261,818  $  2,126,405
Net realized gain (loss)
 on investments, short
 sales, financial
 futures contracts,
 forward currency
 contracts, and foreign
 currency-related
 transactions               4,246,487   (2,731,958)   16,943,619    44,637,423
Net change in unrealized
 appreciation
 (depreciation) on
 investments, short
 sales, financial
 futures contracts,
 forward currency
 contracts, and
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                (8,866,372)  40,769,288   (15,229,933)    5,568,088
                          -----------  -----------  ------------  ------------
Net increase (decrease)
 in net assets resulting
 from operations           (4,945,465)  38,047,192     2,975,504    52,331,916
                          -----------  -----------  ------------  ------------
Distributions
From net investment
 income                            --           --      (410,491)   (7,902,999)
In excess of net
 investment income                 --   (1,802,858)           --            --
From net realized gains            --           --            --   (36,654,749)
                          -----------  -----------  ------------  ------------
Decrease in net assets
 resulting from
 distributions                     --   (1,802,858)     (410,491)  (44,557,748)
                          -----------  -----------  ------------  ------------
Capital share
 transactions, net (see
 Appendix D)                 (537,191) (12,015,970)   (3,097,390)  (39,508,007)
                          -----------  -----------  ------------  ------------
Total increase
 (decrease) in net
 assets                    (5,482,656)  24,228,364      (532,377)  (31,733,839)
Net assets
Beginning of period        82,395,773   58,167,409   280,852,812   312,586,651
                          -----------  -----------  ------------  ------------
End of period             $76,913,117  $82,395,773  $280,320,435  $280,852,812
                          ===========  ===========  ============  ============
Undistributed
 (distributions in
 excess of) net
 investment income        $(2,815,713) $(2,490,133) $  1,534,735  $    683,408


See accompanying Notes to Financial Statements.

 Statement of Changes in Net Assets


                                    TIFF                       TIFF
                                  Bond Fund               Short-Term Fund
                          --------------------------  ------------------------
                           Six Months                 Six Months
                             Ended                       Ended
                            6/30/00      Year Ended     6/30/00    Year Ended
                          (unaudited)     12/31/99    (unaudited)   12/31/99
Increase (decrease) in
 net assets from
 operations
Net investment income     $  6,573,633  $ 11,722,527  $ 2,494,399  $ 3,880,320
Net realized loss on
 investments, short
 sales and financial
 futures contracts          (2,586,055)   (3,095,878)    (178,901)     (55,035)
Net change in unrealized
 appreciation
 (depreciation) on
 investments, short
 sales, and financial
 futures contracts           2,291,486    (9,341,757)     187,960     (167,725)
                          ------------  ------------  -----------  -----------
Net increase (decrease)
 in net assets resulting
 from operations             6,279,064      (715,108)   2,503,458    3,657,560
                          ------------  ------------  -----------  -----------
Distributions
From net investment
 income                     (6,256,502)  (12,016,038)  (2,494,330)  (3,873,062)
In excess of net
 investment income                  --       (10,077)          --      (13,395)
From net realized gains             --      (318,730)          --           --
                          ------------  ------------  -----------  -----------
Decrease in net assets
 resulting from
 distributions              (6,256,502)  (12,344,845)  (2,494,330)  (3,886,457)
                          ------------  ------------  -----------  -----------
Capital share
 transactions, net (see
 Appendix D)                11,025,753       (84,037)  (9,822,641)  15,077,282
                          ------------  ------------  -----------  -----------
Total increase
 (decrease) in net
 assets                     11,048,315   (13,143,990)  (9,813,513)  14,848,385
Net assets
Beginning of period        184,507,979   197,651,969   89,755,781   74,907,396
                          ------------  ------------  -----------  -----------
End of period             $195,556,294  $184,507,979  $79,942,268  $89,755,781
                          ============  ============  ===========  ===========
Undistributed
 (distributions in
 excess of) net
 investment income        $    307,054  $    (10,077) $   (13,326) $   (13,395)


See accompanying Notes to Financial Statements.

 TIFF Multi-Asset Fund -- Financial Highlights


                                                                                 Period
                          Six Months                                              from
                             Ended        Year      Year      Year      Year    3/31/95+
                            6/30/00      Ended     Ended     Ended     Ended       to
                          (unaudited)   12/31/99  12/31/98  12/31/97  12/31/96  12/31/95
For a share outstanding
 throughout each period
Net asset value,
 beginning of period       $  13.41     $  11.42  $  11.65  $  12.08  $  11.13  $ 10.00
                           --------     --------  --------  --------  --------  -------
Income from investment
 operations
Net investment income          0.12         0.22      0.20      0.44      0.17     0.26
Net realized and
 unrealized gain (loss)
 on investments*               0.29         2.30     (0.20)     0.01      1.37     1.08
                           --------     --------  --------  --------  --------  -------
Total from investment
 operations                    0.41         2.52      0.00      0.45      1.54     1.34
                           --------     --------  --------  --------  --------  -------
Less distributions from
Net investment income            --        (0.41)    (0.07)    (0.30)    (0.18)   (0.24)
Amounts in excess of net
 investment income               --        (0.09)    (0.19)    (0.15)    (0.13)      --
Net realized gains               --        (0.07)       --     (0.63)    (0.36)   (0.03)
                           --------     --------  --------  --------  --------  -------
Total distributions              --        (0.57)    (0.26)    (1.08)    (0.67)   (0.27)
                           --------     --------  --------  --------  --------  -------
Entry/exit fee per share       0.02         0.04      0.03      0.20      0.08     0.06
                           --------     --------  --------  --------  --------  -------
Net asset value, end of
 period                    $  13.84     $  13.41  $  11.42  $  11.65  $  12.08  $ 11.13
                           ========     ========  ========  ========  ========  =======
Total return (c)              3.13%(b)    22.65%     0.22%     5.51%    14.72%   13.87%(b)
Ratios/supplemental data
Net assets, end of
 period (000s)             $231,470     $238,644  $291,847  $382,317  $218,244  $92,630
Ratio of expenses to
 average net assets           0.93%(a)     0.57%     0.65%     0.72%     1.03%    0.80%(a)
Ratio of net investment
 income to average net
 assets                       1.93%(a)     2.20%     1.85%     3.30%     1.99%    4.00%(a)
Portfolio turnover           90.98%(b)   154.49%   196.06%   181.51%   100.66%   97.35%(b)

-------
(a)  Annualized.
(b)  Not annualized.
(c) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.
+    Commencement of operations.
*    Including foreign currency-related transactions.

See accompanying Notes to Financial Statements.

 TIFF International Equity Fund -- Financial Highlights


                          Six Months
                             Ended         Year      Year        Year      Year      Year
                            6/30/00       Ended     Ended       Ended     Ended     Ended
                          (unaudited)    12/31/99  12/31/98    12/31/97  12/31/96  12/31/95
For a share outstanding
 throughout each period
Net asset value,
 beginning of period       $  13.58      $  11.17  $  11.77    $  12.19  $  10.82  $   9.98
                           --------      --------  --------    --------  --------  --------
Income from investment
 operations
Net investment income          0.08          0.13      0.19        0.17      0.10      0.15
Net realized and
 unrealized gain (loss)
 on investments*              (0.63)         3.93      0.12       (0.11)     1.59      0.80
                           --------      --------  --------    --------  --------  --------
Total from investment
 operations                   (0.55)         4.06      0.31        0.06      1.69      0.95
                           --------      --------  --------    --------  --------  --------
Less distributions from
Net investment income            --         (0.05)    (0.12)      (0.16)    (0.09)    (0.14)
Amounts in excess of net
 investment income               --         (0.08)    (0.20)      (0.09)       --        --
Net realized gains               --         (1.54)    (0.62)      (0.28)    (0.26)       --
                           --------      --------  --------    --------  --------  --------
Total distributions              --         (1.67)    (0.94)      (0.53)    (0.35)    (0.14)
                           --------      --------  --------    --------  --------  --------
Entry/exit fee per share       0.01          0.02      0.03        0.05      0.03      0.03
                           --------      --------  --------    --------  --------  --------
Net asset value, end of
 period                    $  13.04      $  13.58  $  11.17    $  11.77  $  12.19  $  10.82
                           ========      ========  ========    ========  ========  ========
Total return (c)             (3.98%)(b)    37.40%     3.03%(e)    0.91%    15.94%     9.85%
Ratios/supplemental data
Net assets, end of
 period (000s)             $219,111      $246,429  $260,030    $241,072  $219,458  $155,422
Ratio of expenses to
 average net assets           1.17%(a)      1.00%     0.81%(d)    1.21%     1.11%     1.05%
Ratio of expenses to
 average net assets
 before expense waivers       1.17%(a)      1.00%     0.84%(d)    1.21%     1.11%     1.05%
Ratio of net investment
 income to average net
 assets                       1.27%(a)      1.32%     1.47%       0.72%     0.91%     1.48%
Portfolio turnover           25.40%(b)     28.33%    30.62%      25.55%    32.40%    32.91%

-------
(a) Annualized.
(b) Not annualized.
(c) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each year used for calculating total return excludes such entry/exit fees.
(d) Expenses include tax expense for the year ended December 31, 1998. Without the tax expense, the ratio of expenses to average net assets and the ratio of expenses to average net assets before expense waivers would have been 0.76% and 0.79%, respectively.
(e) Total return would have been lower had certain expenses not been waived or reimbursed.
*   Including foreign currency-related transactions.

See accompanying Notes to Financial Statements.

 TIFF Emerging Markets Fund -- Financial Highlights


                          Six Months
                             Ended        Year      Year         Year        Year        Year
                            6/30/00      Ended     Ended        Ended       Ended       Ended
                          (unaudited)   12/31/99  12/31/98     12/31/97    12/31/96    12/31/95
For a share outstanding
 throughout each period
Net asset value,
 beginning of period        $  8.90     $  5.19   $   8.09     $  8.63     $  8.45     $   9.24
                            -------     -------   --------     -------     -------     --------
Income from investment
 operations
Net investment income
 (loss)                       (0.04)      (0.09)     (0.01)       0.33        0.01           --
Net realized and
 unrealized gain (loss)
 on investments*              (0.50)       3.99      (2.73)      (0.40)       0.17        (0.82)
                            -------     -------   --------     -------     -------     --------
Total from investment
 operations                   (0.54)       3.90      (2.74)      (0.07)       0.18        (0.82)
                            -------     -------   --------     -------     -------     --------
Less distributions from
Net investment income            --          --         --       (0.24)      (0.04)       (0.00)+
Amounts in excess of net
 investment income               --       (0.20)     (0.17)      (0.27)      (0.00)+      (0.00)+
Net realized gains               --          --         --          --       (0.00)+         --
Amounts in excess of net
 realized gains                  --          --         --          --          --        (0.00)+
                            -------     -------   --------     -------     -------     --------
Total distributions              --       (0.20)     (0.17)      (0.51)       0.04        (0.00)
                            -------     -------   --------     -------     -------     --------
Entry/exit fee per share         --+       0.01       0.01        0.04(f)     0.04(f)      0.03
                            -------     -------   --------     -------     -------     --------
Net asset value, end of
 period                     $  8.36     $  8.90   $   5.19     $  8.09     $  8.63     $   8.45
                            =======     =======   ========     =======     =======     ========
Total return (c)             (6.07%)(b)  75.49%    (33.38%)(e)  (0.40%)      2.51%       (8.39%)
Ratios/supplemental data
Net assets, end of
 period (000s)              $76,913     $82,396   $ 58,167     $83,836     $89,736     $ 59,486
Ratio of expenses to
 average net assets           2.24%(a)    1.73%      3.09%(d)    1.56%       1.62%        2.35%
Ratio of expenses to
 average net assets
 before expense waivers       2.24%(a)    1.73%      3.14%(d)    1.56%       1.62%        2.35%
Ratio of net investment
 income (loss) to
 average net assets          (0.80%)(a)   0.01%     (0.55%)      0.95%       0.06%       (0.15%)
Portfolio turnover           13.70%(b)   45.94%     47.62%      72.23%      79.96%      104.30%

-------
(a) Annualized
(b) Not annualized.
(c) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each year used for calculating total return excludes such entry/exit fees.
(d) Expenses include tax expense for the year ended December 31, 1998. Without the tax expense, the ratio of expenses to average net assets and the ratio of expenses to average net assets before expense waivers would have been 2.98% and 3.03%, respectively.
(e) Total return would have been lower had certain expenses not been waived or reimbursed.
(f) Calculated using the average shares outstanding method.
*   Including foreign currency-related transactions.
+   Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

 TIFF US Equity Fund -- Financial Highlights


                          Six Months
                             Ended        Year      Year      Year      Year      Year
                            6/30/00      Ended     Ended     Ended     Ended     Ended
                          (unaudited)   12/31/99  12/31/98  12/31/97  12/31/96  12/31/95
For a share outstanding
 throughout each period
Net asset value,
 beginning of period       $  15.78     $  15.62  $  15.66  $  13.74  $  12.36  $  10.02
                           --------     --------  --------  --------  --------  --------
Income from investment
 operations
Net investment income          0.07         0.09      0.17      0.50      0.20      0.20
Net realized and
 unrealized gain on
 investments                   0.11         2.70      1.58      3.93      2.51      3.36
                           --------     --------  --------  --------  --------  --------
Total from investment
 operations                    0.18         2.79      1.75      4.43      2.71      3.56
                           --------     --------  --------  --------  --------  --------
Less distributions from
Net investment income         (0.02)       (0.43)    (0.07)    (0.40)    (0.17)    (0.22)
Amounts in excess of net
 investment income               --           --     (0.07)    (0.11)    (0.10)       --
Net realized gains               --        (2.21)    (1.66)    (2.01)    (1.07)    (1.01)
                           --------     --------  --------  --------  --------  --------
Total distributions           (0.02)       (2.64)    (1.80)    (2.52)    (1.34)    (1.23)
                           --------     --------  --------  --------  --------  --------
Entry/exit fee per share         --+        0.01      0.01      0.01      0.01      0.01
                           --------     --------  --------  --------  --------  --------
Net asset value, end of
 period                    $  15.94     $  15.78  $  15.62  $  15.66  $  13.74  $  12.36
                           ========     ========  ========  ========  ========  ========
Total return (c)              1.16%(b)    18.89%    11.85%    33.01%    21.91%    36.02%
Ratios/supplemental data
Net assets, end of
 period (000s)             $280,320     $280,853  $312,587  $255,714  $176,797  $109,901
Ratio of expenses to
 average net assets           0.80%(a)     0.67%     0.72%     0.70%     0.82%     0.93%
Ratio of net investment
 income to average net
 assets                       0.91%(a)     0.68%     0.99%     1.34%     1.41%     1.67%
Portfolio turnover           48.77%(b)    73.59%    98.30%   108.52%   105.18%   109.89%

-------
(a) Annualized.
(b) Not annualized.
(c) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per shares at the beginning and end of each year used for calculating total return excludes such entry/exit fees.
+   Rounds to less than $0.01.


See accompanying Notes to Financial Statements.

 TIFF Bond Fund -- Financial Highlights


                          Six Months
                             Ended        Year       Year      Year      Year       Year
                            6/30/00      Ended      Ended     Ended     Ended      Ended
                          (unaudited)   12/31/99   12/31/98  12/31/97  12/31/96   12/31/95
For a share outstanding
 throughout each period
Net asset value,
 beginning of period       $   9.60     $  10.29   $  10.24  $  10.06  $  10.33   $  9.68
                           --------     --------   --------  --------  --------   -------
Income from investment
 operations
Net investment income          0.33         0.61       0.60      0.64      0.67      0.67
Net realized and
 unrealized gain (loss)
 on investments                  --+       (0.65)      0.13      0.27     (0.27)     1.01
                           --------     --------   --------  --------  --------   -------
Total from investment
 operations                    0.33        (0.04)      0.73      0.91      0.40      1.68
                           --------     --------   --------  --------  --------   -------
Less distributions from
Net investment income         (0.31)       (0.63)     (0.60)    (0.64)    (0.67)    (0.66)
Amounts in excess of net
 investment income               --        (0.00)+    (0.02)    (0.01)    (0.00)+   (0.01)
Net realized gains               --        (0.02)     (0.06)    (0.08)       --     (0.36)
                           --------     --------   --------  --------  --------   -------
Total distributions           (0.31)       (0.65)     (0.68)    (0.73)    (0.67)    (1.03)
                           --------     --------   --------  --------  --------   -------
Net asset value, end of
 period                    $   9.62     $   9.60   $  10.29  $  10.24  $  10.06   $ 10.33
                           ========     ========   ========  ========  ========   =======
Total return                  3.55%(b)    (0.45%)     7.31%     9.35%     3.75%    18.07%
Ratios/supplemental data
Net assets, end of
 period (000s)             $195,556     $184,508   $197,652  $173,352  $127,491   $91,072
Ratio of expenses to
 average net assets           0.52%(a)     0.48%      0.46%     0.56%     0.58%     0.96%
Ratio of net investment
 income to average net
 assets                       6.96%(a)     6.01%      5.82%     6.41%     6.64%     6.34%
Portfolio turnover          243.53%(b)   474.10%    329.49%   398.16%   332.21%   406.24%

-------
(a) Annualized.
(b) Not annualized.
+   Rounds to less than $0.01.


See accompanying Notes to Financial Statements.

 TIFF Short-Term Fund -- Financial Highlights


                          Six Months
                             Ended       Year       Year      Year      Year       Year
                            6/30/00     Ended      Ended     Ended     Ended      Ended
                          (unaudited)  12/31/99   12/31/98  12/31/97  12/31/96   12/31/95
For a share outstanding
 throughout each period
Net asset value,
 beginning of period        $  9.94    $  9.97    $  9.95   $  9.99   $ 10.01    $ 10.00
                            -------    -------    -------   -------   -------    -------
Income from investment
 operations
Net investment income          0.29       0.52       0.54      0.54      0.54       0.58
Net realized and
 unrealized gain (loss)
 on investments                0.00+     (0.03)      0.01     (0.02)    (0.02)      0.05
                            -------    -------    -------   -------   -------    -------
Total from investment
 operations                    0.29       0.49       0.55      0.52      0.52       0.63
                            -------    -------    -------   -------   -------    -------
Less distributions from
Net investment income         (0.29)     (0.52)     (0.53)    (0.55)    (0.54)     (0.58)
Amounts in excess of net
 investment income               --      (0.00)+       --     (0.01)    (0.00)+    (0.00)+
Net realized gains               --         --         --        --        --      (0.04)
Amounts in excess of net
 realized gains                  --         --         --        --        --      (0.00)+
                            -------    -------    -------   -------   -------    -------
Total distributions           (0.29)     (0.52)     (0.53)    (0.56)    (0.54)     (0.62)
                            -------    -------    -------   -------   -------    -------
Net asset value, end of
 period                     $  9.94    $  9.94    $  9.97   $  9.95   $  9.99    $ 10.01
                            =======    =======    =======   =======   =======    =======
Total return (c)              2.95%(b)   4.93%      5.59%     5.30%     5.28%      6.43%
Ratios/supplemental data
Net assets, end of
 period (000s)              $79,942    $89,756    $74,907   $34,431   $63,470    $96,580
Ratio of expenses to
 average net assets           0.35%(a)   0.35%      0.35%     0.47%     0.36%      0.42%
Ratio of expenses to
 average net assets
 before expense waivers       0.43%(a)   0.45%      0.53%     0.56%     0.47%      0.54%
Ratio of net investment
 income to average net
 assets                       5.87%(a)   5.14%      5.41%     5.53%     5.35%      5.67%

-------
(a) Annualized.
(b) Not annualized.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
+ Rounds to less than $0.01


See accompanying Notes to Financial Statements.

 Notes to Financial Statements (unaudited)                       June 30, 2000


1.Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has six active funds: TIFF Multi-Asset Fund ("Multi-Asset"), TIFF International Equity Fund ("International Equity"), TIFF Emerging Markets Fund ("Emerging Markets"), TIFF US Equity Fund ("US Equity"), TIFF Bond Fund ("Bond"), and TIFF Short-Term Fund ("Short-Term"), collectively referred to as the "funds."

Investment Objectives

---------------------------------------------------------------------------------------------------------
  Fund                  Investment Objectives
---------------------------------------------------------------------------------------------------------

  Multi-Asset           Attain a growing stream of current income and appreciation of principal that at least offsets inflation.

  International Equity  Attain a growing stream of current income and appreciation of principal that at least offsets inflation.

  Emerging Markets      Attain a growing stream of current income and appreciation of principal that at least offsets inflation.

  US Equity             Attain a growing stream of current income and appreciation of principal that at least offsets inflation.

  Bond                  Attain a high rate of current income subject to restrictions designed to ensure liquidity and manage exposure to interest rate and credit risk and to provide a hedge against deflation-induced declines in common stock prices and dividend streams.

  Short-Term            Attain a high rate of current income, subject to restrictions designed to control interest rate risk.

2.Summary of Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation of Investments

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Time deposits, repurchase agreements, and reverse repurchase agreements are generally valued at their cost plus accrued interest. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase was greater than 60 days. Options and futures contracts are valued at the last quoted bid price, except that open futures sales contracts are valued using the closing settlement price or, in the absence of such price, the most recently quoted asked price. Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting the contracts.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset value of the funds is determined will not be reflected in the funds' calculation of the net asset value unless the funds' investment advisor believes that the particular event would materially affect net asset value, in which case adjustments would be made.

Certain funds invest in limited partnerships formed for the purpose of earning returns from alternative investment strategies. Investments in limited partnerships held by the funds are presented, under procedures established by TIP's board of directors, at estimated values, which generally represent the respective fund's proportionate share of the net assets of the investee partnerships as reported by them. These values are not necessarily indicative of the value the funds would receive in a current sale. The fund's proportionate share of the change in values of the investee partnerships is recorded as change in unrealized appreciation (depreciation) on investments in its statement of operations. Investments in other open-ended funds or trusts are valued at their closing net asset value per share on valuation date which is their redeemable value.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by TIP's board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. At June 30, 2000, the aggregate amount of securities fair valued were as follows:

            -------------------------------------------------------------------------
            Fund                            Amount                    % of Net Assets
            -------------------------------------------------------------------------
            Multi-Asset                   $49,808,306                      21.50%
            International Equity            7,150,606                       3.20%
            Emerging Markets               17,581,753                      22.86%
            US Equity                       1,957,429                       0.70%
            Short-Term                      2,996,719                       3.75%

 Notes to Financial Statements (unaudited)                       June 30, 2000


Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed). Interest income and expenses are recorded on an accrual basis. The funds accrete discount or amortize premium using the yield-to-maturity method on a daily basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the funds, using reasonable diligence, become aware of such dividends. The funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Income Taxes

There is no provision for federal income or excise tax since each fund has elected to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income. Net realized losses attributable to security transactions and foreign currency transactions after October 31 are treated as arising on the first day of a fund's next fiscal year if so elected by the fund. The funds may be subject to foreign taxes on income, gains on investments or currency repatriation. The funds accrue such taxes, as applicable, as a reduction from the related income and realized gain as and when such income is earned and gains are realized.

Expenses

Expenses directly attributable to a fund are charged to that fund's operations; expenses that are applicable to all funds are allocated among them based on their relative average daily net assets.

Dividends to Members

It is the policy of all funds to declare dividends according to the following schedule:

            ----------------------------------------------------------------------
                                        Dividends from Net           Capital Gains
            Fund                        Investment Income            Distributions
            ----------------------------------------------------------------------
            Multi-Asset                   Semi-annually                Annually
            International Equity          Semi-annually                Annually
            Emerging Markets                   Annually                Annually
            US Equity                         Quarterly                Annually
            Bond                                  Daily                Annually
            Short-Term                            Daily                Annually

Dividends from net short-term capital gains and net long-term capital gains of each fund, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized gain on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital stock.

Foreign Currency Translation

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i) the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date; and

(ii) purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net foreign currency gain or loss is included in the Statement of Operations.

The fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

 Notes to Financial Statements (unaudited)                       June 30, 2000


Forward Currency Contracts

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the contract value and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Appendix B of the Notes to Financial Statements details each fund's outstanding forward currency contracts at June 30, 2000.

Financial Futures Contracts

Certain funds are engaged in trading financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts tend to increase or decrease the funds' exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

At June 30, 2000, the funds held assets with a broker as margin for financial futures contracts as follows:

            ---------------------------------
                                   Segregated
            Fund                     Assets
            ---------------------------------
            Multi-Asset            $1,703,265
            International Equity    2,747,747
            US Equity               1,579,840
            Bond                    1,810,130
            Short-Term                588,105

Appendix C of the Notes to Financial Statements details each fund's open financial futures contracts at June 30, 2000.

Short Selling

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

The fund, in "short selling," sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Options

When a fund purchases an option, an amount equal to the premium paid by the fund is included in the fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the fund realizes a loss in the amount of the premium originally paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

 Notes to Financial Statements (unaudited)                       June 30, 2000


When a fund writes an option, an amount equal to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the fund is reduced by the premium received. The fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

Each fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts tend to increase or decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The funds did not write any options during the six months ended June 30, 2000.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the fund.

3.Investment Advisory Agreement and Money Manager Agreements

TIP's board of directors has approved an investment advisory agreement with Foundation Advisers, Inc. ("FAI"). Each fund pays FAI a maximum monthly fee calculated by applying the following annual rates to such fund's average daily net assets for the month:

------------------------------------------------------------------------------
                             Multi- International Emerging   US         Short-
  Assets                     Asset     Equity     Markets  Equity Bond   Term
------------------------------------------------------------------------------
  On the first $500 million  0.20%      0.15%      0.15%   0.15%  0.10% 0.03%
  On the next $500 million   0.18%      0.13%      0.13%   0.13%  0.08% 0.03%
  On the next $500 million   0.15%      0.11%      0.11%   0.11%  0.06% 0.02%
  On the next $500 million   0.13%      0.09%      0.09%   0.09%  0.05% 0.02%
  On the next $500 million   0.11%      0.07%      0.07%   0.07%  0.04% 0.01%
  On the remainder (> $2.5
   billion)                  0.09%      0.05%      0.05%   0.05%  0.03% 0.01%

TIP's board of directors has approved a money manager agreement with each of the money managers. Money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upwards or downwards, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain money managers, however, will receive management fees equal to a flat percentage per annum of the assets under management with a single rate or on a descending scale.

Appendix A of the Notes to Financial Statements identifies money managers who provide services to the funds and the minimum, maximum, and effective fee rates applicable during the six months ended June 30, 2000. Unless otherwise indicated, the management fee received by a money manager varies based on the money manager's investment performance.

With respect to funds' investments in other registered investment companies, private investment funds, investment partnerships, and other commingled investment vehicles, the funds bear their ratable share of each such entity's expenses, and would also be subject to their share of the management and performance fees, if any, charged by such entity. The funds' share of management and performance fees charged by such entities is in addition to fees paid by the respective fund to FAI and the money managers.

Pursuant to an Administration Agreement, Investors Capital Services, Inc. ("Investors Capital," a wholly owned subsidiary of Investors Financial Services Co.), one employee of which serves as an officer of TIP, earns a fee for providing fund administration services to TIP according to the following schedule: 0.07% of the first $300 million of the average daily net assets of TIP, 0.05% of the next $2.7 billion, 0.04% of the next $2.0 billion, and 0.03% of the average daily net assets over $5.0 billion. In addition, TIP has agreed to pay Investors Capital an incentive fee not to exceed 0.02% of average daily net assets for reducing the expense ratio of one or more funds of TIP below certain levels specified for each fund. Investors Bank & Trust Company ("IBT"), which is a wholly owned subsidiary of Investors Financial Services Co., serves as the funds' custodian and accounting and transfer agent. Fees paid for services rendered by IBT are based upon assets of the funds and on transactions entered into by the funds during the year. Fees for such services paid to IBT by the funds are reflected as custodian and accounting fees and shareholder recordkeeping fees in the statement of operations. IBT also serves as the securities lending agent for certain funds involved in securities lending activity.

During the six months ended June 30, 2000, the Short-Term Fund received fee waivers of $12,738 and $21,488 from the fund's Investment Advisor and money manager, respectively.

 Notes to Financial Statements (unaudited)                       June 30, 2000


4.Investment Transactions

Purchase cost and proceeds from sales of investment securities, other than short-term investments, for the period from January 1, 2000, to June 30, 2000, were as follows:

            ---------------------------------------------------------------------------
            Fund                             Purchases                        Sales
            ---------------------------------------------------------------------------
            Multi-Asset                     $217,030,705                   $201,933,704
            International Equity              78,595,734                     51,513,609
            Emerging Markets                  11,013,847                     10,836,020
            US Equity                        131,275,406                    125,178,821
            Bond                             508,942,635                    493,941,133
            Short-Term                        12,101,813                     15,788,350

For federal income tax purposes, the cost of securities owned at June 30, 2000, was substantially the same as for financial reporting purposes. Accordingly, the aggregate gross unrealized appreciation and depreciation and the net unrealized appreciation (depreciation) on securities owned and securities sold short at June 30, 2000 for each fund are as follows:

   -------------------------------------------------------------------------------
                                                                    Net Unrealized
                                Gross              Gross            Appreciation/
   Fund                      Appreciation       Depreciation        (Depreciation)
   -------------------------------------------------------------------------------
   Multi-Asset               $35,809,588        $ (9,084,927)        $26,724,661
   International Equity       44,724,659         (16,457,058)         28,267,601
   Emerging Markets           17,175,854         (10,360,092)          6,815,762
   US Equity                  47,544,810         (21,203,092)         26,341,718
   Bond                        1,916,040          (4,811,330)         (2,895,290)
   Short-Term                     57,929            (117,039)            (59,110)

5.Repurchase and Reverse Repurchase Agreements

Each fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The funds did not enter into any reverse repurchase agreements during the six months ended June 30, 2000.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by the fund's board of directors on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6.Capital Share Transactions

As of June 30, 2000, each fund has 500,000,000 shares of $0.001 par value capital stock authorized. The funds may charge entry or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the US Equity Fund assesses entry and exit fees of 0.25% of capital invested or redeemed; the Multi-Asset and International Equity Funds assess entry and exit fees of 0.75%; and the Emerging Markets Fund assesses entry and exit fees of 1.00%. These fees, which are paid to the funds directly, not to FAI or other vendors supplying services to the funds, are designed to allocate transactions costs associated with purchases and redemptions of fund's shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at FAI's discretion when the purchase or redemption will not result in significant transaction costs for the affected fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the funds and included in proceeds from shares sold or deducted from distributions for redemptions. Transactions in capital stock are listed in Appendix D of the Notes to Financial Statements.

7.Securities Lending

The funds may lend portfolio securities to qualified borrowers. The terms of the lending agreements require that loans are secured at all times by cash or US government securities in an amount greater than 102% of the market value of the securities loaned (105% in case of foreign securities), plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The funds' custodian acts as the lending agent. If cash collateral is received, the lending agent invests the amounts received in short-term securities and cash equivalents on behalf of the fund. At June 30, 2000, the funds with securities on loan received cash as collateral which was subsequently invested in cash equivalents. Any income earned on such investments in excess of agency fees and of a predetermined rebate to the borrowers is earned by the funds and is recorded by the funds as interest income.

 Notes to Financial Statements (unaudited)                       June 30, 2000


As of June 30, 2000, the value of the securities loaned and the amount of cash collateral received with respect to such loans were as follows:

            ------------------------------------------------------------------------
                                         Value of Loaned             Cash Collateral
            Fund                           Securities                   Received
            ------------------------------------------------------------------------
            International Equity           $12,653,817                 $13,139,601
            Emerging Markets                 1,206,005                   1,276,284

8.Delayed Delivery Transactions

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify in their records securities as segregated with a value at least equal to the amount of the purchase commitment.

The Bond Fund enters into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the fund may dispose of a commitment prior to settlement if the fund's money manager deems it appropriate to do so.

The Bond Fund enters into TBA sale commitments to hedge its portfolio or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

9.Concentration of Risks

The Bond, Short-Term, and Multi-Asset Funds invest in fixed income securities issued by banks and other financial companies the market values of which may change in response to interest rate changes. Although the Bond, Short-Term, and Multi-Asset Funds generally maintain diversified portfolios, the ability of the issuers of the respective funds' portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region. The Bond Fund has a concentration of its investments in the financial services industry which may be affected by changes in such industry.

The International Equity and Emerging Markets Funds invest in securities of foreign issuers in various countries. Investments in foreign securities may involve certain risks not typically associated with investments in the United States, due to, among other factors, the possibility of future political and economic instability and the level of governmental supervision and regulation of securities markets in the respective countries where the securities are issued. While the funds' investment in emerging markets debt is limited, the yields of these obligations reflect perceived credit risk.

10.Principal Members

The schedule below shows the number of members each owning 10% or more of a fund and the total percentage of the fund held by such members.

            ----------------------------------------------------------------------------------
                                                                                          % of
                                                                                          Fund
            Fund                                   Number                                 Held
            ----------------------------------------------------------------------------------
            Multi-Asset                               1                                    20
            International Equity                      1                                    38
            Emerging Markets                          3                                    56
            US Equity                                 2                                    23
            Bond                                      1                                    13
            Short-Term                                2                                    48

From time to time, a fund may have members that hold significant portions of the respective fund's outstanding shares. Investment activities of such members could have a material impact on those funds.

 Notes to Financial Statements (unaudited)                       June 30, 2000


                                   Appendix A

                 Money Manager Fee as Percent of Assets Managed
                     for the Six Months Ended June 30, 2000

                                                                     Effective
                                                                      Fee Rate
                                                  Minimum  Maximum  (annualized)
TIFF Multi-Asset Fund
Aronson + Partners...............................  0.10     0.80        0.10
Harding, Loevner Management, LP..................  0.10     1.50        1.50
Oechsle International Advisors, LLC..............  0.20     0.60        0.23
Seix Investment Advisors, Inc....................  0.10     0.80        0.17
Wellington Management Company, LLP...............  0.35*    0.45        0.45

TIFF International Equity Fund

Delaware International Advisers Ltd..............  0.30*    0.50        0.50
Harding, Loevner Management, LP..................  0.10     1.50        1.50
Marathon Asset Management, Ltd. .................  0.15     1.60        0.74
Oechsle International Advisors, LLC..............  0.20     1.00        0.23

TIFF Emerging Markets Fund

Emerging Markets Management, LLC.................  0.40     3.00        3.00
Lazard Asset Management..........................  0.50**   0.50**      0.50**

TIFF US Equity Fund

Aronson + Partners...............................  0.10     0.80        0.52
Martingale Asset Management, LP(b)...............  0.05*    0.10        0.09
Palo Alto Investors..............................  0.10     2.00        2.00
Shapiro Capital Management Company, Inc. ........  0.50     0.95        0.50
Westport Asset Management, Inc. .................  0.15     2.00        0.15

TIFF Bond Fund

Atlantic Asset Management, LLC...................  0.10     0.60        0.27
Seix Investment Advisors, Inc....................  0.10     0.80        0.19
Smith Breeden Associated, Inc....................  0.10     0.85        0.10

TIFF Short-Term Fund

Fischer Francis Trees & Watts, Inc...............  0.15*    0.20        0.14(a)

-------
 * Money Manager receives a fee that does not include performance component. ** Money Manager receives a straight asset-based fee regardless of the amount of assets managed for TIP (i.e., there are neither "breakpoints" in the fee agreement nor a performance component).
(a) The money manager has agreed to voluntarily waive a portion of its fee, and the effective rate is after such waiver.
(b) The money manager receives a fee based on assets of the entire fund.

 Notes to Financial Statements (unaudited)                       June 30, 2000


                                   Appendix B

              Open Forward Currency Contracts as of June 30, 2000

                                                                   Unrealized
                            US Dollar         Foreign Currency   Appreciation/
     Description       Receivable/(Payable) Receivable/(Payable) (Depreciation)
Multi-Asset Fund
Buy Contracts --
  Forwards
Eurodollar 9/20/00         $(1,543,266)          $1,532,395         $(10,871)
Sell Contracts --
  Spots
Eurodollar 7/3/00               15,890              (16,124)            (234)
British Pound 7/3/00             3,613               (3,648)             (35)
British Pound 7/5/00             6,002               (6,046)             (44)
Japanese Yen 7/3/00             69,182              (69,086)              96
Japanese Yen 7/5/00             10,118              (10,020)              98
                                                                    --------
                                                                     (10,990)
                                                                    ========
International Equity
 Fund
Buy Contracts --
  Spots
Eurodollar 7/3/00           (1,536,192)           1,555,316         $ 19,124
Eurodollar 7/5/00           (1,592,958)           1,603,210           10,252
Swiss Franc 7/3/00            (768,063)             775,857            7,794
Buy Contracts --
  Forwards
Eurodollar 9/20/00          (8,975,772)           8,929,472          (46,300)
Sell Contracts --
  Spots
Eurodollar 7/3/00              114,895             (116,586)          (1,691)
Eurodollar 7/5/00            3,185,915           (3,206,421)         (20,506)
Japanese Yen 7/3/00            283,231             (282,786)             445
Japanese Yen 7/5/00            618,541             (612,545)           5,996
Sell Contracts --
  Forwards
Eurodollar 7/31/00             872,015             (878,064)          (6,049)
                                                                    --------
                                                                     (30,935)
                                                                    ========
Emerging Markets Fund
Sell Contracts --
  Spots
British Pound 7/03/00          322,248             (323,906)        $ (1,658)
                                                                    --------
                                                                    $ (1,658)
                                                                    ========

 Notes to Financial Statements (unaudited)                       June 30, 2000


                                   Appendix C

              Open Financial Futures Contracts as of June 30, 2000

                                                                                   Unrealized
 Number of                                             Cost/        Value at     Appreciation/
 Contracts                   Type                   (Proceeds)   June 30, 2000   (Depreciation)

           Multi-Asset Fund

           Long Futures Contracts
    9      September 2000 DAX Index                 $ 1,566,447   $ 1,497,601      $ (68,846)
   23      September 2000 Japanese Yen                2,747,063     2,753,388          6,325
   95      September 2000 NIKKEI 300                  2,779,083     2,815,280         36,197
   33      September 2000 S&P 500 Index              12,217,150    12,111,825       (105,325)
   47      September 2000 US Treasury Bond            4,461,859     4,575,156        113,297
                                                                                   ---------
                                                                                     (18,352)
                                                                                   ---------
           Short Futures Contracts
   17      July 2000 Hang Seng Index                 (1,772,474)   (1,770,947)         1,527
                                                                                   ---------
                                                                                   $ (16,825)
                                                                                   =========

           International Equity Fund

           Long Futures Contracts
   40      September 2000 British Pound               3,787,000     3,796,500      $   9,500
   31      September 2000 DAX Index                   5,359,748     5,158,403       (201,345)
   38      September 2000 FTSE 100 Index              3,738,125     3,658,982        (79,143)
   92      September 2000 Japanese Yen               11,077,826    11,013,551        (64,275)
   16      September 2000 MIB30 Index                 3,573,365     3,605,850         32,485
  371      September 2000 NIKKEI 300 Index           10,800,433    10,994,409        193,976
                                                                                   ---------
                                                                                    (108,802)
                                                                                   ---------
           Short Futures Contracts
   27      July 2000 Hang Seng Index                 (2,814,662)   (2,812,680)         1,982
                                                                                   ---------
                                                                                   $(106,820)
                                                                                   =========

           US Equity Fund

           Long Futures Contracts
   57      September 2000 S&P 500 Index              21,261,500    20,920,425      $(341,075)
                                                                                   =========

           Bond Fund

           Long Futures Contracts
   46      September 2000 5-year US Treasury Notes    4,534,031     4,554,072      $  20,041
                                                                                   ---------
           Short Futures Contracts
  110      September 2000 5-year US Treasury Notes  (10,701,491)  (10,890,172)      (188,681)
  124      September 2000 10-year US Treasury Notes (11,926,327)  (12,212,063)      (285,736)
                                                                                   ---------
                                                                                    (474,417)
                                                                                   ---------
                                                                                   $(454,376)
                                                                                   =========

           Short-Term Fund

           Long Futures Contracts
   69      June 2001 90-day Eurodollar               15,948,787    16,021,800      $  73,013
                                                                                   =========

 Notes to Financial Statements (unaudited)                       June 30, 2000


                                   Appendix D

                           Capital Share Transactions

                            Six Months Ended June    Year Ended December 31,
                                  30, 2000*                    1999
Multi-Asset Fund             Shares       Amount       Shares       Amount
Shares Sold                   690,336  $  9,448,737     554,048  $   6,987,620
Shares Reinvested                  --            --     452,446      5,844,919
Exit/Entry Fee                     --       222,741          --        783,879
                           ----------  ------------  ----------  -------------
 Subtotal                     690,336     9,671,478   1,006,494     13,616,418
Shares Redeemed            (1,749,769)  (23,412,495) (8,783,412)  (110,482,123)
                           ----------  ------------  ----------  -------------
Net Increase (Decrease)    (1,059,433) $(13,741,017) (7,776,918) $ (96,865,705)
                           ----------  ------------  ----------  -------------
                            Six Months Ended June    Year Ended December 31,
                                  30, 2000*                    1999
International Equity Fund    Shares       Amount       Shares       Amount
Shares Sold                   261,630  $  3,482,373     306,438  $   3,927,615
Shares Reinvested                  --            --   2,021,249     26,361,721
Exit/Entry Fee                     --       172,659          --        319,286
                           ----------  ------------  ----------  -------------
 Subtotal                     261,630     3,655,032   2,327,687     30,608,622
Shares Redeemed            (1,608,869)  (20,944,937) (7,461,610)   (92,406,801)
                           ----------  ------------  ----------  -------------
Net Increase (Decrease)    (1,347,239) $(17,289,905) (5,133,923) $ (61,798,179)
                           ----------  ------------  ----------  -------------
                            Six Months Ended June    Year Ended December 31,
                                  30, 2000*                    1999
Emerging Markets Fund        Shares       Amount       Shares       Amount
Shares Sold                    59,809  $    555,380      27,471  $     181,100
Shares Reinvested                  --            --     158,902      1,347,496
Exit/Entry Fee                     --         5,994          --        134,994
                           ----------  ------------  ----------  -------------
 Subtotal                      59,809       561,374     186,373      1,663,590
Shares Redeemed              (120,654)   (1,098,565) (2,145,651)   (13,679,560)
                           ----------  ------------  ----------  -------------
Net Increase (Decrease)       (60,845) $   (537,191) (1,959,278) $ (12,015,970)
                           ----------  ------------  ----------  -------------
                            Six Months Ended June    Year Ended December 31,
                                  30, 2000*                    1999
US Equity Fund               Shares       Amount       Shares       Amount
Shares Sold                   904,765  $ 14,209,568     826,622  $  13,382,739
Shares Reinvested              13,987       223,367   2,428,760     37,573,218
Exit/Entry Fee                     --        66,359          --        218,787
                           ----------  ------------  ----------  -------------
 Subtotal                     918,752    14,499,294   3,255,382     51,174,744
Shares Redeemed            (1,131,077)  (17,596,684) (5,475,425)   (90,682,751)
                           ----------  ------------  ----------  -------------
Net Increase (Decrease)      (212,325) $ (3,097,390) (2,220,043) $ (39,508,007)
                           ----------  ------------  ----------  -------------
                            Six Months Ended June    Year Ended December 31,
                                  30, 2000*                    1999
Bond Fund                    Shares       Amount       Shares       Amount
Shares Sold                 1,954,404  $ 18,567,563   2,993,343  $  29,614,783
Shares Reinvested             406,073     3,876,489     787,649      7,789,066
                           ----------  ------------  ----------  -------------
 Subtotal                   2,360,477    22,444,052   3,780,992     37,403,849
Shares Redeemed            (1,243,097)  (11,418,299) (3,776,979)   (37,487,886)
                           ----------  ------------  ----------  -------------
Net Increase (Decrease)     1,117,380  $ 11,025,753       4,013  $     (84,037)
                           ----------  ------------  ----------  -------------
                            Six Months Ended June    Year Ended December 31,
                                  30, 2000*                    1999
Short-Term Fund              Shares       Amount       Shares       Amount
Shares Sold                 2,810,492  $ 27,925,435   6,177,250  $  61,521,302
Shares Reinvested             226,281     2,248,460     348,143      3,468,131
                           ----------  ------------  ----------  -------------
 Subtotal                   3,036,773    30,173,895   6,525,393     64,989,433
Shares Redeemed            (4,026,074)  (39,996,536) (5,009,837)   (49,912,151)
                           ----------  ------------  ----------  -------------
Net Increase (Decrease)      (989,301) $ (9,822,641)  1,515,556  $  15,077,282
                           ----------  ------------  ----------  -------------

-------
* Unaudited

                            TIFF Investment Program

ADVISOR
Foundation Advisers, Inc.
2405 Ivy Road
Charlottesville, VA 22903
phone(804) 817-8200
fax(804) 817-8231

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

FUND ADMINISTRATOR
Investors Capital Services, Inc.
600 Fifth Avenue, 26th Floor
New York, NY 10020

FUND DISTRIBUTOR
First Fund Distributors, Inc.
4455 E. Camelback Rd., Suite 261E
Phoenix, AZ 85018

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, DC 20005

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

MONEY MANAGERS

TIFF Multi-Asset Fund
Aronson + Partners
Canyon Capital Management, LP
Daystar Partners, LP
Farallon Capital Management, LLC
Harding, Loevner Management, LP
Lone Pine Capital LLC
Oechsle International Advisors, LLC
Seix Investment Advisors, Inc.
Wellington Management Company, LLP

TIFF International Equity Fund
Delaware International Advisers Ltd.
Everest Capital Limited
Harding, Loevner Management, LP
Marathon Asset Management, Ltd.
Oechsle International Advisors, LLC

TIFF Emerging Markets Fund
City of London Investment Co., Ltd.
Emerging Markets Management, LLC
Everest Capital Limited
Explorador Capital Management, LLC
Lazard Asset Management

TIFF US Equity Fund
Aronson + Partners
Martingale Asset Management, LP
Palo Alto Investors
Shapiro Capital Management Company, Inc.
Westport Asset Management, Inc.

TIFF Bond Fund
Atlantic Asset Management, LLC
Seix Investment Advisors, Inc.
Smith Breeden Associates, Inc.

TIFF Short-Term Fund
Fischer Francis Trees & Watts, Inc.